2025 QUARTERLY REPORT
Russell Investment Funds
September 30, 2025
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 10
International Developed Markets Fund 23
Strategic Bond Fund 33
Global Real Estate Securities Fund 58
Notes to Schedules of Investments 62
Notes to Quarterly Report 64
Russell Investment Funds
Quarterly Report
September 30, 2025 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2025. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.4%
Consumer Discretionary - 13.9%
Abercrombie & Fitch Co. Class A(Æ) 10,557 903
Amazon.com, Inc.(Æ)(Û) 101,623 22,313
Atkore, Inc. 2,289 144
AutoZone, Inc.(Æ) 121 519
Axon Enterprise, Inc.(Æ) 823 591
Best Buy Co., Inc.(Û) 6,211 470
Carnival Corp.(Æ) 18,394 532
Cava Group, Inc.(Æ)(Ð) 15,232 920
Central Garden & Pet Co. Class A(Æ) 740 22
Charter Communications, Inc. Class A(Æ) 1,129 311
Chipotle Mexican Grill, Inc. Class A(Æ) 61,617 2,415
Cinemark Holdings, Inc.(Ð) 3,879 109
Columbia Sportswear Co.(Ð) 5,780 302
Comcast Corp. Class A 76,242 2,396
Costco Wholesale Corp. 4,328 4,006
Coupang, Inc.(Æ) 54,748 1,763
Deckers Outdoor Corp.(Æ)(Û) 9,618 975
Dollar General Corp. 23,852 2,465
Domino's Pizza, Inc.(Û) 2,266 978
Expedia Group, Inc. 1,360 291
Ford Motor Co.(Û) 159,832 1,912
Freshpet, Inc.(Æ)(Ð) 4,080 225
Garmin, Ltd.(Ð) 6,131 1,510
General Motors Co. 54,229 3,306
Hilton Worldwide Holdings, Inc. 1,767 458
Home Depot, Inc. (The) 3,984 1,614
Lear Corp.(Ð) 9,415 947
Lennar Corp. Class A 4,035 509
Live Nation Entertainment, Inc.(Æ) 10,797 1,764
Lowe's Cos., Inc. 12,034 3,024
Marriott International, Inc. Class A 2,894 754
McDonald's Corp. 8,763 2,663
Netflix, Inc. Class B(Æ) 1,958 2,347
NIKE, Inc. Class B 7,193 502
NVR, Inc.(Æ)(Ð)(Û) 157 1,261
O'Reilly Automotive, Inc.(Æ)(Û) 45,785 4,936
Royal Caribbean Cruises, Ltd. 2,436 788
Starbucks Corp. 4,911 415
Target Corp.(Û) 19,374 1,738
Tesla, Inc.(Æ) 14,981 6,662
TJX Cos., Inc. (The) 5,109 738
Walmart, Inc. 36,917 3,805
Walt Disney Co. (The) 30,813 3,528
Wayfair, Inc. Class A(Æ)(Ð) 6,352 567
Whirlpool Corp. 7,107 559
Williams-Sonoma, Inc. 3,707 725
Wingstop, Inc.(Ð) 549 138
Yum! Brands, Inc. 3,111 473
90,293
Consumer Staples - 3.8%
Altria Group, Inc. 10,358 684
Ambev SA - ADR 314,182 701
Archer-Daniels-Midland Co.(Û) 35,715 2,134
Coca-Cola Co. (The) 12,356 820
Conagra Brands, Inc. 38,400 703
CVS Health Corp. 44,664 3,367
Estee Lauder Cos., Inc. (The) Class A 8,140 717
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Mills, Inc. 8,126 410
Kenvue, Inc. 12,327 200
Kimberly-Clark Corp. 3,356 417
Kroger Co. (The) 41,422 2,792
Mondelez International, Inc. Class A 23,232 1,451
Monster Beverage Corp.(Æ) 54,263 3,652
PepsiCo, Inc. 6,581 924
Philip Morris International, Inc. 6,913 1,121
Pilgrim's Pride Corp.(Ð) 11,879 484
Procter & Gamble Co. (The) 8,419 1,294
Smithfield Foods, Inc. 8,611 202
Sysco Corp. 5,920 488
Tyson Foods, Inc. Class A 31,914 1,733
WD-40 Co.(Ð) 845 167
24,461
Energy - 3.2%
Baker Hughes Co. 50,834 2,477
BP PLC - ADR 25,225 869
Canadian Natural Resources, Ltd. 33,044 1,056
Chevron Corp. 6,322 982
CVR Energy, Inc.(Ð)(Û) 12,823 468
Devon Energy Corp. 25,705 901
Eaton Corp. PLC 5,610 2,099
EOG Resources, Inc.(Ð) 13,005 1,458
Exxon Mobil Corp. 21,183 2,388
HF Sinclair Corp.(Û) 14,064 736
ONEOK, Inc. 5,490 401
Phillips 66(Û) 15,660 2,130
Schlumberger NV 28,660 985
Shell PLC - ADR 14,898 1,066
Valero Energy Corp.(Ð)(Û) 13,106 2,231
Williams Cos., Inc. (The) 11,962 758
21,005
Financial Services - 14.1%
AerCap Holdings NV 17,358 2,100
Affiliated Managers Group, Inc. 2,922 697
Aflac, Inc. 7,659 855
Allstate Corp. (The) 6,037 1,296
Ally Financial, Inc. 41,228 1,616
American Express Co. 8,755 2,908
American International Group, Inc. 5,228 411
American Tower Corp.(ö) 2,116 407
Ameriprise Financial, Inc. 3,033 1,490
Annaly Capital Management, Inc.(ö) 50,737 1,025
Aon PLC Class A 1,281 457
Arthur J Gallagher & Co. 7,417 2,297
Bank of America Corp. 70,419 3,633
Bank of New York Mellon Corp. (The) 6,772 738
Berkshire Hathaway, Inc. Class B(Æ) 7,843 3,943
Blackrock, Inc. 836 975
Blackstone, Inc. Class A 10,850 1,854
BOK Financial Corp.(Ð) 3,284 366
Bread Financial Holdings, Inc. 9,852 549
Brown & Brown, Inc. 4,129 387
Camden Property Trust(ö) 12,023 1,284
Capital One Financial Corp. 3,325 707
Carlyle Group, Inc. (The) 41,269 2,588
Charles Schwab Corp. (The) 7,110 679

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chubb, Ltd. 1,658 468
Citigroup, Inc. 43,830 4,449
CME Group, Inc. Class A 2,193 593
CNA Financial Corp. 3,660 170
Compass, Inc. Class A(Æ) 13,937 112
Corebridge Financial, Inc.(Û) 47,450 1,521
Cullen/Frost Bankers, Inc.(Ð) 3,892 493
Essex Property Trust, Inc.(Ð)(ö) 4,707 1,260
Federated Hermes, Inc. Class B(Ð) 2,340 121
First American Financial Corp. 9,956 640
First Industrial Realty Trust, Inc.(ö) 2,230 115
Globe Life, Inc. 8,452 1,208
Goldman Sachs Group, Inc. (The) 1,526 1,215
Goosehead Insurance, Inc. Class A(Ð) 2,153 160
Hanover Insurance Group, Inc. (The) 3,366 611
Healthpeak Properties, Inc.(ö) 53,250 1,020
Hilltop Holdings, Inc. 1,980 66
Host Hotels & Resorts, Inc.(ö) 60,011 1,021
Howard Hughes Holdings, Inc.(Æ) 7,550 620
Interactive Brokers Group, Inc. Class A(Û) 28,159 1,938
Intercontinental Exchange, Inc. 2,094 353
InvenTrust Properties Corp.(ö) 3,220 92
JPMorgan Chase & Co. 14,424 4,550
KKR & Co., Inc. Class A 3,613 469
M&T Bank Corp. 4,673 923
Marsh & McLennan Cos., Inc. 2,976 600
MasterCard, Inc. Class A 16,822 9,568
Mercury General Corp. 500 42
MetLife, Inc. 5,593 461
Morgan Stanley 13,076 2,079
NU Holdings, Ltd. Class A(Æ) 107,674 1,724
Popular, Inc. 6,405 813
Progressive Corp. (The) 6,486 1,602
Prologis, Inc.(ö) 8,521 976
Public Storage(ö) 953 275
Realty Income Corp.(ö) 7,839 477
Reinsurance Group of America, Inc. Class A 5,381 1,034
RLI Corp. 1,314 86
SEI Investments Co.(Ð)(Û) 1,120 95
Selective Insurance Group, Inc. 3,702 300
Synchrony Financial(Û) 24,922 1,771
Synovus Financial Corp. 13,336 655
Travelers Cos., Inc. (The)(Û) 4,618 1,289
Truist Financial Corp. 11,009 503
US Bancorp 14,972 724
VICI Properties, Inc.(ö) 13,907 453
Visa, Inc. Class A 7,364 2,514
Wells Fargo & Co. 50,991 4,274
Welltower, Inc.(ö) 3,098 552
Willis Towers Watson PLC 3,981 1,375
91,692
Health Care - 9.6%
Abbott Laboratories 9,014 1,207
AbbVie, Inc. 12,714 2,944
Agilent Technologies, Inc. 19,644 2,521
Align Technology, Inc.(Æ) 7,032 880
Alnylam Pharmaceuticals, Inc.(Æ)(Û) 3,041 1,387
Amgen, Inc. 1,810 511
AstraZeneca PLC - ADR 7,920 608
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Becton Dickinson & Co. 2,581 483
BioMarin Pharmaceutical, Inc.(Æ) 14,219 770
Boston Scientific Corp.(Æ) 5,288 516
Bristol-Myers Squibb Co. 10,503 474
Cardinal Health, Inc. 2,899 455
Cencora, Inc. Class A 1,568 490
Cigna Group (The) 2,393 690
Dentsply Sirona, Inc.(Ð) 36,060 458
Dexcom, Inc.(Æ) 5,197 350
Edwards Lifesciences Corp.(Æ)(Û) 32,927 2,561
Elevance Health, Inc. 1,997 645
Eli Lilly & Co. 5,040 3,845
Exelixis, Inc.(Æ)(Ð) 10,814 447
GE HealthCare Technologies, Inc.(Û) 13,937 1,047
Genmab A/S - ADR(Æ) 21,062 646
Gilead Sciences, Inc. 8,080 897
GSK PLC - ADR 22,400 967
HCA Healthcare, Inc. 1,269 541
Humana, Inc. 3,962 1,031
Icon PLC(Æ) 5,091 891
IDEXX Laboratories, Inc.(Æ) 4,201 2,684
Illumina, Inc.(Æ) 10,521 999
Incyte Corp.(Æ) 20,130 1,707
Intuitive Surgical, Inc.(Æ) 1,714 766
Johnson & Johnson 16,616 3,081
Lantheus Holdings, Inc.(Æ)(Ð) 1,340 69
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 824 146
McKesson Corp.(Û) 3,389 2,618
Medtronic PLC 30,008 2,858
Merck & Co., Inc. 13,151 1,104
Moderna, Inc.(Æ)(Ð) 17,879 462
Organon & Co. 42,413 453
Oscar Health, Inc. Class A(Æ)(Ð) 3,657 69
Pfizer, Inc. 54,782 1,396
Quest Diagnostics, Inc. 2,532 482
Regeneron Pharmaceuticals, Inc. 2,739 1,540
ResMed, Inc. 1,774 486
Royalty Pharma PLC Class A 20,567 726
Sanofi SA - ADR 22,574 1,065
Sarepta Therapeutics, Inc.(Æ)(Ð) 11,183 215
Stryker Corp. 4,633 1,713
Thermo Fisher Scientific, Inc. 929 451
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 15,000 451
UnitedHealth Group, Inc. 9,769 3,373
Veeva Systems, Inc. Class A(Æ) 5,790 1,725
Vertex Pharmaceuticals, Inc.(Æ) 3,159 1,237
Viatris, Inc. 64,024 634
West Pharmaceutical Services, Inc.(Ð) 4,964 1,302
Zoetis, Inc. Class A 4,335 634
62,708
Materials and Processing - 3.7%
Acuity, Inc. 477 164
Air Products & Chemicals, Inc. 1,591 434
Boise Cascade Co. 2,051 159
Carrier Global Corp. 13,577 811
Celanese Corp. Class A 34,577 1,455
Commercial Metals Co. 3,620 207
Copart, Inc.(Æ) 45,597 2,051
Crown Holdings, Inc.(Ð) 21,364 2,064

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecolab, Inc. 2,540 696
Fastenal Co. 11,039 541
FMC Corp.(Ð) 39,011 1,312
Freeport-McMoRan, Inc. 10,227 401
General Electric Co. 2,916 877
Huntsman Corp. 36,378 327
Johnson Controls International PLC 4,301 473
Linde PLC 4,297 2,041
Louisiana-Pacific Corp. 9,049 804
Martin Marietta Materials, Inc. 2,112 1,331
Masco Corp. 17,480 1,230
Newmont Corp. 9,979 841
Reliance, Inc. 1,000 281
Southern Copper Corp.(Ð) 5,755 699
Trane Technologies PLC 3,702 1,562
Trex Co., Inc.(Æ)(Ð) 4,590 237
Vulcan Materials Co. 5,748 1,768
Watsco, Inc.(Ð) 1,536 621
Westlake Corp.(Ð) 7,026 541
23,928
Producer Durables - 7.5%
3M Co. 2,310 358
Amphenol Corp. Class A 6,616 819
Argan, Inc. 1,241 335
Automatic Data Processing, Inc. 1,408 413
Boeing Co. (The)(Æ) 2,155 465
Caterpillar, Inc. 1,994 951
Cintas Corp. 2,208 453
Comfort Systems USA, Inc.(Û) 2,159 1,782
CSX Corp. 13,723 487
Deere & Co. 3,023 1,382
Delta Air Lines, Inc. 29,451 1,671
EMCOR Group, Inc.(Û) 2,236 1,452
Emerson Electric Co. 3,546 465
Expeditors International of Washington, Inc.
(Ð) 2,104 258
FedEx Corp. 6,110 1,441
FTI Consulting, Inc.(Æ)(Ð)(Û) 3,505 567
Gartner, Inc.(Æ) 1,056 278
GE Vernova, Inc.(Û) 2,979 1,832
Global Payments, Inc. 28,145 2,338
Graco, Inc. 8,968 762
Honeywell International, Inc. 2,611 550
Howmet Aerospace, Inc. 3,961 777
Huntington Ingalls Industries, Inc. 7,043 2,028
Illinois Tool Works, Inc. 1,811 472
Insperity, Inc.(Ð) 5,862 288
JB Hunt Transport Services, Inc. 8,612 1,156
Keysight Technologies, Inc.(Æ) 3,336 584
Knight-Swift Transportation Holdings, Inc.
(Ð) 8,460 334
Landstar System, Inc. 4,775 585
Lockheed Martin Corp. 926 462
Magna International, Inc. Class A 14,645 694
ManpowerGroup, Inc. 8,638 327
MasTec, Inc.(Æ) 5,810 1,236
Moody's Corp. 952 454
Norfolk Southern Corp. 1,777 534
Northrop Grumman Corp. 3,349 2,041
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Dominion Freight Line, Inc. 1,653 233
Otis Worldwide Corp.(Û) 6,748 617
PACCAR, Inc. 6,429 632
Paychex, Inc. 4,860 616
PayPal Holdings, Inc.(Æ) 6,055 406
Powell Industries, Inc.(Ð) 570 174
Quanta Services, Inc. 1,252 519
Regal Rexnord Corp. 6,621 950
Republic Services, Inc. Class A 2,537 582
Robert Half, Inc. 8,441 287
Rockwell Automation, Inc. 1,757 614
Rollins, Inc.(Û) 4,184 246
RTX Corp. 3,612 604
Ryder System, Inc. 4,071 768
S&P Global, Inc. 1,237 602
Schneider National, Inc. Class B 13,009 275
Scotts Miracle-Gro Co. (The) Class A 9,874 562
Southwest Airlines Co.(Ð) 22,847 729
Teledyne Technologies, Inc.(Æ) 881 516
Tetra Tech, Inc.(Û) 16,677 557
Trade Desk, Inc. (The) Class A(Æ)(Ð) 10,714 525
TransDigm Group, Inc. 313 413
TransUnion 21,181 1,775
TriNet Group, Inc. 4,680 313
Tutor Perini Corp.(Æ)(Ð) 2,400 157
Union Pacific Corp. 2,491 589
United Airlines Holdings, Inc.(Æ) 5,335 515
United Parcel Service, Inc. Class B 4,874 407
United Rentals, Inc. 332 317
Verisk Analytics, Inc. Class A 1,422 358
Vontier Corp. 22,774 956
Waste Management, Inc. 2,600 574
Westinghouse Air Brake Technologies Corp. 2,169 435
48,854
Technology - 43.2%
Accenture PLC Class A 3,163 780
Adobe, Inc.(Æ)(Û) 9,512 3,355
Advanced Micro Devices, Inc.(Æ) 7,244 1,172
Airbnb, Inc. Class A(Æ)(Û) 3,704 450
Alphabet, Inc. Class A 71,674 17,424
Alphabet, Inc. Class C(Û) 24,473 5,960
Amkor Technology, Inc. 1,751 50
Appfolio, Inc. Class A(Æ)(Ð) 1,780 491
Apple, Inc.(Û) 156,885 39,948
Applied Materials, Inc. 7,455 1,526
Arista Networks, Inc.(Æ)(Û) 22,617 3,296
Asana, Inc. Class A(Æ)(Ð) 13,227 177
ASML Holding NV Class G 756 732
Atlassian Corp. Class A(Æ)(Û) 7,279 1,162
Autodesk, Inc.(Æ) 1,542 490
AvePoint, Inc.(Æ) 9,147 137
Blackbaud, Inc.(Æ) 820 53
Booking Holdings, Inc.(Û) 555 2,997
Braze, Inc. Class A(Æ) 7,780 221
Broadcom, Inc.(Û) 50,523 16,668
Broadridge Financial Solutions, Inc. 1,827 435
Cadence Design Systems, Inc.(Æ) 1,907 670
Cargurus, Inc.(Æ) 5,120 191
Cirrus Logic, Inc.(Æ) 5,932 743

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cisco Systems, Inc. 19,762 1,352
Clear Secure, Inc. Class A 8,700 290
Cognizant Technology Solutions Corp.
Class A 9,777 656
Corteva, Inc. 6,184 418
Crowdstrike Holdings, Inc. Class A(Æ) 2,280 1,118
Datadog, Inc. Class A(Æ) 3,436 489
DigitalOcean Holdings, Inc.(Æ) 7,162 245
DoorDash, Inc. Class A(Æ) 3,286 894
Dropbox, Inc. Class A(Æ) 48,450 1,464
Fiserv, Inc.(Æ) 4,726 609
Fortinet, Inc.(Æ) 5,472 460
Grindr, Inc.(Æ) 17,800 267
Hewlett Packard Enterprise Co. 17,675 434
Ingram Micro Holding Corp. 2,250 48
Intel Corp.(Æ) 21,744 730
International Business Machines Corp. 3,551 1,002
Intuit, Inc. 6,421 4,385
IPG Photonics Corp.(Æ) 2,584 205
Jabil, Inc. 7,615 1,654
KBR, Inc.(Ð) 6,900 326
KLA Corp. 1,309 1,412
Kulicke & Soffa Industries, Inc. 6,846 278
Lam Research Corp. 38,266 5,124
Lyft, Inc. Class A(Æ) 61,208 1,347
Manhattan Associates, Inc.(Æ) 6,486 1,329
Marqeta, Inc. Class A(Æ) 61,434 324
Match Group, Inc. 31,297 1,105
Meta Platforms, Inc. Class A(Û) 24,245 17,805
Micron Technology, Inc. 14,059 2,352
Microsoft Corp.(Û) 80,027 41,450
Monolithic Power Systems, Inc. 859 791
Motorola Solutions, Inc. 2,021 924
Nutanix, Inc. Class A(Æ) 13,575 1,010
NVIDIA Corp. 262,946 49,060
NXP Semiconductors NV 9,172 2,089
ON Semiconductor Corp.(Æ) 33,617 1,658
Oracle Corp. 13,445 3,781
Palantir Technologies, Inc. Class A(Æ) 9,592 1,750
Palo Alto Networks, Inc.(Æ) 5,779 1,177
Pegasystems, Inc. 18,400 1,058
Qorvo, Inc.(Æ) 1,750 159
QUALCOMM, Inc.(Û) 21,356 3,553
RingCentral, Inc. Class A(Æ)(Ð) 14,061 398
ROBLOX Corp. Class A(Æ) 13,671 1,894
Roku, Inc.(Æ) 12,750 1,277
Roper Technologies, Inc. 926 462
Salesforce, Inc. 12,720 3,015
ServiceNow, Inc.(Æ) 4,826 4,441
Silicon Laboratories, Inc.(Æ)(Ð) 4,002 525
Snap, Inc. Class A(Æ)(Ð) 14,573 112
Snowflake, Inc. Class A(Æ) 3,874 874
Spotify Technology SA(Æ)(Ð) 846 591
Super Micro Computer, Inc.(Æ) 10,327 495
Synopsys, Inc.(Æ) 871 430
TE Connectivity PLC 2,909 639
Teradata Corp.(Æ)(Ð) 14,680 316
Teradyne, Inc. 3,980 548
Texas Instruments, Inc. 2,456 451
Tyler Technologies, Inc.(Æ) 4,201 2,198
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uber Technologies, Inc.(Æ) 29,818 2,921
UiPath, Inc. Class A(Æ) 46,052 616
VeriSign, Inc. 5,814 1,625
Western Digital Corp. 6,242 749
Workday, Inc. Class A(Æ) 1,761 424
280,711
Utilities - 3.4%
American Electric Power Co., Inc. 5,213 586
Array Digital Infrastructure, Inc. 710 35
AT&T, Inc. 139,198 3,931
Comstock Resources, Inc.(Æ)(Ð) 5,430 108
ConocoPhillips 18,010 1,704
Consolidated Edison, Inc. 4,537 456
Duke Energy Corp. 4,476 554
Edison International 19,651 1,086
Entergy Corp. 11,050 1,030
Eversource Energy 15,578 1,108
Exelon Corp. 15,945 718
FirstEnergy Corp. 17,372 796
NextEra Energy, Inc. 19,089 1,441
NRG Energy, Inc. 4,606 746
Sempra 22,080 1,987
Southern Co. (The) 16,977 1,609
T-Mobile US, Inc. 3,452 826
Verizon Communications, Inc. 23,693 1,041
WEC Energy Group, Inc. 4,246 487
Xcel Energy, Inc. 22,734 1,833
22,082
Total Common Stocks
(cost $418,417) 665,734
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 17,073,771 (∞) 17,070
Total Short-Term Investments
(cost $17,069) 17,070
Total Investments - 105.0%
(identified cost $435,486) 682,804
Securities Sold Short - (5.2)%
Consumer Discretionary - (0.6)%
Advanced Energy Industries, Inc. (1,070) (182)
Avis Budget Group, Inc.(Æ) (2,174) (349)
Caesars Entertainment, Inc.(Æ) (18,632) (503)
Dutch Bros, Inc. Class A(Æ) (9,406) (492)
Hilton Grand Vacations, Inc.(Æ) (5,849) (244)
Hims & Hers Health, Inc.(Æ) (3,803) (216)
Joby Aviation, Inc.(Æ) (33,310) (538)
Lithia Motors, Inc. Class A (1,622) (513)
Somnigroup International, Inc. (7,114) (600)
(3,637)
Energy - (0.5)%
Core Natural Resources, Inc. (4,555) (380)
Diamondback Energy, Inc. (3,913) (560)
EQT Corp. (10,891) (593)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kodiak Gas Services, Inc. (1,390) (51)
Patterson-UTI Energy, Inc. (13,079) (68)
Sunrun, Inc.(Æ) (14,384) (249)
Uranium Energy Corp.(Æ) (41,407) (552)
Warrior Met Coal, Inc. (10,106) (643)
(3,096)
Financial Services - (0.3)%
AGNC Investment Corp.(ö) (6,329) (62)
Applied Digital Corp.(Æ) (5,223) (120)
Atlantic Union Bankshares Corp. (2,280) (80)
HA Sustainable Infrastructure Capital, Inc. (2,852) (88)
Old National Bancorp (26,845) (589)
Shift4 Payments, Inc. Class A(Æ) (6,144) (476)
UWM Holdings Corp. (68,482) (417)
(1,832)
Health Care - (1.0)%
Acadia Healthcare Co., Inc.(Æ) (24,937) (618)
Addus HomeCare Corp.(Æ) (1,717) (203)
Agios Pharmaceuticals, Inc.(Æ) (8,121) (326)
Arrowhead Pharmaceuticals, Inc.(Æ) (6,400) (221)
Certara, Inc.(Æ) (23,358) (285)
Crinetics Pharmaceuticals, Inc.(Æ) (8,856) (369)
Elanco Animal Health, Inc.(Æ) (39,909) (804)
HealthEquity, Inc.(Æ) (3,430) (325)
Labcorp Holdings, Inc. (2,210) (634)
Medpace Holdings, Inc.(Æ) (1,189) (611)
PROCEPT BioRobotics Corp.(Æ) (4,690) (167)
Protagonist Therapeutics, Inc.(Æ) (3,325) (221)
RadNet, Inc.(Æ) (9,227) (703)
Revolution Medicines, Inc.(Æ) (12,833) (599)
Vaxcyte, Inc.(Æ) (6,965) (251)
(6,337)
Materials and Processing - (0.2)%
Cleveland-Cliffs, Inc.(Æ) (30,339) (370)
International Paper Co. (3,843) (179)
Knife River Corp.(Æ) (5,100) (392)
VSE Corp. (958) (159)
(1,100)
Producer Durables - (0.9)%
AeroVironment, Inc.(Æ) (1,863) (587)
Bloom Energy Corp. Class A(Æ) (1,854) (157)
Casella Waste Systems, Inc. Class A(Æ) (5,627) (534)
CoreCivic, Inc.(Æ) (11,425) (232)
First Advantage Corp.(Æ) (26,107) (402)
GEO Group, Inc. (The)(Æ) (15,170) (311)
JBT Marel Corp. (4,336) (609)
Loar Holdings, Inc.(Æ) (7,234) (579)
MARA Holdings, Inc.(Æ) (3,608) (66)
Mercury Systems, Inc.(Æ) (8,143) (630)
Mirion Technologies, Inc.(Æ) (23,553) (548)
NuScale Power Corp.(Æ) (13,962) (502)
OSI Systems, Inc.(Æ) (2,792) (696)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zurn Elkay Water Solutions Corp. (1,790) (84)
(5,937)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (1,385) (224)
Analog Devices, Inc. (2,736) (672)
CCC Intelligent Solutions Holdings, Inc.(Æ) (5,400) (49)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (22,939) (413)
Coherent Corp.(Æ) (6,525) (703)
Concentrix Corp. (9,409) (434)
EchoStar Corp. Class A(Æ) (7,800) (596)
Entegris, Inc. (6,832) (632)
Five9, Inc.(Æ) (11,898) (288)
Freshworks, Inc. Class A(Æ) (16,037) (189)
Impinj, Inc.(Æ) (2,794) (505)
IonQ, Inc.(Æ) (1,202) (74)
Lattice Semiconductor Corp.(Æ) (9,480) (695)
Lumentum Holdings, Inc. Class E(Æ) (4,780) (778)
Oracle Corp. (2,453) (690)
PAR Technology Corp.(Æ) (4,602) (182)
Progress Software Corp.(Æ) (5,662) (249)
Rambus, Inc.(Æ) (5,972) (622)
TTM Technologies, Inc.(Æ) (11,584) (667)
Unity Software, Inc.(Æ) (17,499) (701)
(9,363)
Utilities - (0.3)%
APA Corp. (5,240) (127)
Chord Energy Corp. (3,932) (390)
Dominion Energy, Inc. (9,302) (569)
Expand Energy Corp. (5,798) (616)
Sable Offshore Corp.(Æ) (11,793) (206)
UGI Corp. (12,740) (424)
(2,332)
Total Securities Sold Short
(proceeds $27,130) (33,634)
Other Assets and Liabilities,
Net - 0.2%
1,018
Net Assets - 100.0%
650,188

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 43 USD 14,488 12/25 142
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 142
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 90,293 $ — $ —
$ —
$ 90,293
Consumer Staples 24,461 — —
—
24,461
Energy 21,005 — —
—
21,005
Financial Services 91,692 — —
—
91,692
Health Care 62,708 — —
—
62,708
Materials and Processing 23,928 — —
—
23,928
Producer Durables 48,854 — —
—
48,854
Technology 280,711 — —
—
280,711
Utilities 22,082 — —
—
22,082
Short-Term Investments — — — 17,070 17,070
Total Investments
665,734 — — 17,070 682,804
Securities Sold Short
*
(33,634) — — — (33,634)
Other Financial Instruments
Assets
Futures Contracts 142 — — — 142
Total Other Financial Instruments
**
$ 142 $ — $ — $ — $ 142
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,859 $ 110,982 $ 105,768 $ (4) $ 1 $ 17,070 $ 755 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.7%
Consumer Discretionary - 12.8%
Abercrombie & Fitch Co. Class A(Æ) 1,151 98
Academy Sports & Outdoors, Inc. 3,705 185
Accel Entertainment, Inc.(Æ) 1,231 14
Adtalem Global Education, Inc.(Æ) 879 136
Advance Auto Parts, Inc. 1,771 109
Advanced Energy Industries, Inc. 417 71
AerSale Corp.(Æ) 15,253 125
AMC Networks, Inc. Class A(Æ)(Ð) 3,219 27
Amer Sports, Inc.(Æ)(Û) 5,523 192
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 6,914 42
American Eagle Outfitters, Inc. 40,792 698
American Public Education, Inc.(Æ) 3,047 120
America's Car-Mart, Inc.(Æ) 1,468 43
Asbury Automotive Group, Inc.(Æ) 598 146
Atkore, Inc. 1,910 120
Axon Enterprise, Inc.(Æ) 238 171
Bath & Body Works, Inc. 3,174 82
Best Buy Co., Inc.(Û) 604 46
Birkenstock Holding PLC(Æ) 2,704 122
Blade Air Mobility, Inc.(Æ) 27,143 137
BlueLinx Holdings, Inc.(Æ) 439 32
Boot Barn Holdings, Inc.(Æ) 5,525 916
BorgWarner, Inc. 9,551 420
Brilliant Earth Group, Inc. Class A 38,900 81
Brinker International, Inc.(Æ) 1,173 149
Brunswick Corp. 10,016 633
Buckle, Inc. (The) 2,259 132
Cadre Holdings, Inc. 13,055 477
Cava Group, Inc.(Æ)(Ð) 921 56
Cavco Industries, Inc.(Æ) 230 134
Celestica, Inc.(Æ) 229 56
Central Garden & Pet Co. Class A(Æ)(Û) 826 24
Century Communities, Inc. 5,028 319
Chegg, Inc.(Æ) 3,155 5
Citi Trends, Inc.(Æ) 534 17
Clarus Corp. 142,997 500
Clear Channel Outdoor Holdings, Inc.(Æ) 3,600 6
Cooper-Standard Holdings, Inc.(Æ)(Ð) 656 24
CuriosityStream, Inc. 17,484 93
Dana Holding Corp. 12,022 241
Dave & Buster's Entertainment, Inc.(Æ) 1,612 29
Denny's Corp.(Æ) 43,305 226
Designer Brands, Inc. Class A 4,302 15
Dillard's, Inc. Class A(Ð) 231 142
Douglas Dynamics, Inc. 18,257 571
Driven Brands Holdings, Inc.(Æ) 10,792 174
Duolingo, Inc.(Æ) 608 196
Enovix Corp.(Æ)(Ð) 2,913 29
Ethan Allen Interiors, Inc. 5,371 158
EW Scripps Co. (The) Class A(Æ) 19,522 48
FIGS, Inc. Class A(Æ) 10,647 71
FirstCash Holdings, Inc. 1,731 274
Five Below, Inc.(Æ)(Û) 3,299 510
Forestar Group, Inc.(Æ) 1,447 38
Funko, Inc. Class A(Æ)(Ð) 3,854 13
Genesco, Inc.(Æ) 797 23
Genius Sports, Ltd.(Æ) 26,012 322
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gentherm, Inc.(Æ) 2,869 98
G-III Apparel Group, Ltd.(Æ) 2,760 73
Gildan Activewear, Inc. Class A 1,461 84
Golden Entertainment, Inc. 15,626 368
GoPro, Inc. Class A(Æ) 5,833 12
Gray Television, Inc.(Ð) 24,689 143
Green Brick Partners, Inc.(Æ) 7,681 567
Group 1 Automotive, Inc. 356 156
Haverty Furniture Cos., Inc.(Ð) 14,255 313
HealthStream, Inc. 792 22
Hillenbrand, Inc. 7,571 205
International Game Technology PLC 11,812 204
Johnson Outdoors, Inc. Class A 9,852 398
Karman Holdings Inc.(Æ) 3,129 226
KB Home 4,174 266
Kura Sushi USA, Inc. Class A(Æ) 10,266 610
Lands' End, Inc.(Æ) 1,519 21
Lear Corp.(Ð)(Û) 2,713 273
Legacy Education, Inc.(Æ) 4,696 45
Leonardo DRS, Inc. 2,031 92
Leslie's, Inc.(Æ) 382 2
LGI Homes, Inc.(Æ) 2,520 130
Life Time Group Holdings, Inc.(Æ) 5,123 141
Lincoln Educational Services Corp.(Æ) 3,918 92
Madison Square Garden Entertainment
Corp.(Æ) 3,050 138
Magnite, Inc.(Æ) 2,973 65
Marine Products Corp. 31,026 275
Marriott Vacations Worldwide Corp. 3,410 227
MasterCraft Boat Holdings, Inc.(Æ) 74 2
Matthews International Corp. Class A 8,989 218
Monro Muffler Brake, Inc. 5,304 95
Motorcar Parts of America, Inc.(Æ) 5,721 95
Movado Group, Inc.(Ð) 24,811 471
Neonode Inc.(Æ) 1,417 5
Newell Brands, Inc. 78,838 413
Nu Skin Enterprises, Inc. Class A 10,006 122
OneSpaWorld Holdings, Ltd. 31,690 670
OptimizeRx Corp.(Æ) 9,917 203
Papa John's International, Inc. 20,997 1,011
Patrick Industries, Inc. 1,849 191
QuinStreet, Inc.(Æ) 28,645 443
Reservoir Media, Inc.(Æ) 39,547 322
REV Group, Inc. 6,175 350
Rocky Brands, Inc. 13,150 392
Rush Street Interactive, Inc.(Æ) 25,041 513
Sally Beauty Holdings, Inc.(Æ) 12,901 210
Scholastic Corp. 2,058 56
Shake Shack, Inc. Class A(Æ) 1,195 112
SharkNinja, Inc.(Æ)(Ð) 1,982 204
Shoe Carnival, Inc.(Ð) 1,629 34
Signet Jewelers, Ltd. 1,735 166
Sonic Automotive, Inc. Class A(Ð) 1,931 147
Sportradar Holding AG Class A(Æ) 2,265 61
Stitch Fix, Inc. Class A(Æ) 10,480 46
Stride, Inc.(Æ) 1,138 169
Sturm Ruger & Co., Inc. 6,317 275
Super Group SGHC, Ltd. 19,478 257
Superior Group of Cos., Inc. 197 2
TEGNA, Inc. 9,748 198

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Roadhouse, Inc. Class A 2,139 355
Thor Industries, Inc. 3,339 346
Toll Brothers, Inc.(Û) 2,758 381
Topgolf Callaway Brands Corp.(Æ)(Ð) 8,294 79
Tri Pointe Homes, Inc.(Æ) 3,046 103
Udemy, Inc.(Æ) 5,990 42
Under Armour, Inc. Class A(Æ) 16,660 83
Under Armour, Inc. Class C(Æ) 12,003 58
Universal Electronics, Inc.(Æ) 321 1
Upbound Group, Inc. Class A 5,918 140
Urban Outfitters, Inc.(Æ) 2,408 172
VF Corp. 11,823 171
Visteon Corp. 1,244 149
Wabash National Corp. 15,254 151
Wayfair, Inc. Class A(Æ)(Ð) 3,505 313
Wingstop, Inc.(Ð) 2,001 504
Winmark Corp.(Û) 215 107
Winnebago Industries, Inc. 15,868 531
Wyndham Hotels & Resorts, Inc. 700 56
Zumiez, Inc.(Æ) 1,871 37
26,316
Consumer Staples - 2.7%
Andersons, Inc. (The) 5,509 219
Arko Corp.(Ð) 3,634 17
Beauty Health Co. (The)(Æ) 5,396 11
BellRing Brands, Inc.(Æ) 1,272 46
Calavo Growers, Inc. 8,037 207
Cal-Maine Foods, Inc.(Û) 2,582 243
Celsius Holdings, Inc.(Æ) 4,646 267
Coty, Inc. Class A(Æ)(Ð) 18,262 74
Dole PLC 3,021 41
elf Beauty, Inc.(Æ) 391 52
Fresh Del Monte Produce, Inc. 2,377 83
Grocery Outlet Holding Corp.(Æ) 8,998 144
Helen of Troy, Ltd.(Æ)(Ð) 1,831 46
Herbalife, Ltd.(Æ) 8,908 75
Ingles Markets, Inc. Class A 1,125 78
Lifevantage Corp. 1,158 11
Medifast, Inc.(Æ) 593 8
National Beverage Corp.(Æ)(Ð)(Û) 1,081 40
National Vision Holdings, Inc.(Æ) 13,257 387
Nomad Foods, Ltd. 7,191 95
Olaplex Holdings, Inc.(Æ) 39,243 51
Pilgrim's Pride Corp.(Ð) 5,894 240
Quanex Building Products Corp. 49,133 699
Smithfield Foods, Inc.(Û) 3,187 75
Sprouts Farmers Market, Inc.(Æ) 565 61
Turning Point Brands, Inc. 1,256 124
United Natural Foods, Inc.(Æ) 5,184 195
Universal Corp. 1,730 97
USANA Health Sciences, Inc.(Æ)(Û) 681 19
Vita Coco Co., Inc. (The)(Æ)(Ð) 12,341 524
Vital Farms, Inc.(Æ)(Ð) 17,459 718
Warby Parker, Inc. Class A(Æ) 25,101 692
5,639
Energy - 4.4%
Antero Resources Corp.(Æ) 3,168 106
Aris Water Solutions, Inc. Class A 18,875 466
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlas Energy Solutions, Inc. 7,069 80
CVR Energy, Inc.(Ð) 3,773 138
Delek US Holdings, Inc. 4,848 156
DNOW, Inc.(Æ) 11,103 169
Expro Group Holdings NV(Æ) 6,863 82
Fluence Energy, Inc.(Æ) 4,900 53
Forum Energy Technologies, Inc.(Æ) 761 20
Green Plains, Inc.(Æ)(Ð) 4,907 43
Hallador Energy Co.(Æ) 4,672 91
HF Sinclair Corp. 4,398 230
Innovex International, Inc.(Æ) 6,238 116
Kodiak Gas Services, Inc. 7,764 287
Liberty Energy, Inc. Class A 5,659 70
Matador Resources Co.(Ð) 1,644 74
Matrix Service Co.(Æ) 28,470 372
National Energy Services Reunited Corp.
(Æ) 36,401 374
Natural Gas Services Group, Inc. 9,133 256
Noble Corp. PLC 7,399 209
NPK International, Inc.(Æ) 66,386 751
Oceaneering International, Inc.(Æ) 15,820 392
Oil States International, Inc.(Æ) 14,713 89
Ormat Technologies, Inc. 1,827 176
Par Pacific Holdings, Inc.(Æ) 1,360 48
Patterson-UTI Energy, Inc. 66,243 343
PBF Energy, Inc. Class A 3,755 113
ProPetro Holding Corp.(Æ)(Ð) 7,868 41
Ranger Energy Services, Inc. Class A 1,128 16
RPC, Inc. 17,699 84
Select Water Solutions, Inc. Class A 118,757 1,270
SM Energy Co. 3,957 99
SolarEdge Technologies, Inc.(Æ)(Ð) 538 20
Solaris Energy Infrastructure, Inc. Class A 12,890 515
TechnipFMC PLC(Û) 11,585 457
TETRA Technologies, Inc.(Æ) 72,687 418
United States Antimony Corp.(Æ) 23,477 146
Viper Energy, Inc. Class A 1,935 74
W&T Offshore, Inc. 123,190 224
Warrior Met Coal, Inc. 3,087 196
Weatherford International PLC 1,309 90
World Kinect Corp.(Ð) 4,687 122
9,076
Financial Services - 21.0%
1st Source Corp. 1,724 106
Ally Financial, Inc.(Û) 9,379 368
Alpine Income Property Trust, Inc.(ö) 13,767 195
American Assets Trust, Inc.(ö) 4,918 100
American Integrity Insurance Group, Inc.
(Æ) 10,932 244
Ameris Bancorp 2,175 159
Arbor Realty Trust, Inc.(ö) 13,639 167
Ategrity Specialty Holdings LLC(Æ) 2,862 57
Axis Capital Holdings, Ltd. 1,472 141
Axos Financial, Inc.(Æ) 2,590 219
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 3,261 92
Banc of California, Inc. 13,665 226
Bancorp, Inc. (The)(Æ) 3,114 233
Bank of Hawaii Corp. 1,028 67

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of NT Butterfield & Son, Ltd. (The) 4,530 194
Bank OZK 3,600 184
BankUnited, Inc. 7,631 291
Banner Corp. 2,656 174
BGC Group, Inc. Class A 32,026 303
Blackstone Mortgage Trust, Inc. Class A(ö) 11,489 211
BOK Financial Corp.(Ð) 989 110
Bowhead Specialty Holdings, Inc.(Æ) 8,625 233
Bread Financial Holdings, Inc. 5,736 320
Brighthouse Financial, Inc.(Æ)(Ð) 2,539 135
Brightsphere Investment Group, Inc. 1,868 90
Brixmor Property Group, Inc.(ö) 10,851 300
Broadstone Net Lease, Inc.(ö) 18,124 324
Business First Bancshares, Inc. 23,020 543
Cadence Bank 8,205 308
Camden Property Trust(ö)(Û) 3,182 340
Capital Bancorp, Inc. 11,171 356
Capital City Bank Group, Inc. 6,933 290
Cathay General Bancorp 2,825 136
Centerspace(ö) 3,295 194
Central Pacific Financial Corp. 5,738 174
Chatham Lodging Trust(ö) 1,658 11
City Holding Co. 917 114
CNA Financial Corp.(Û) 1,304 61
CNO Financial Group, Inc. 8,403 332
Coastal Financial Corp.(Æ) 4,637 502
Community Bank System, Inc. 5,203 305
Community Healthcare Trust, Inc.(ö) 34,634 530
Compass, Inc. Class A(Æ)(Û) 26,107 210
COPT Defense Properties(ö) 4,547 132
Core Scientific Inc.(Æ) 2,427 44
CTO Realty Growth, Inc.(ö) 13,752 224
Cullen/Frost Bankers, Inc.(Ð) 3,932 498
Cushman & Wakefield PLC(Æ) 12,527 199
Dave, Inc.(Æ) 1,754 350
DiamondRock Hospitality Co.(ö) 20,216 161
Dime Community Bancshares, Inc. 7,379 220
Donegal Group, Inc. Class A 228 4
Douglas Elliman, Inc.(Æ) 20,619 59
Eastern Bankshares, Inc. 7,567 137
Enact Holdings, Inc. 3,159 121
Encore Capital Group, Inc.(Æ) 3,118 130
Enova International, Inc.(Æ) 1,644 189
Enterprise Financial Services Corp. 5,571 323
Esquire Financial Holdings, Inc. 1,769 181
European Wax Center, Inc. Class A(Æ) 1,100 4
eXp World Holdings, Inc.(Ð) 7,042 75
EZCORP, Inc. Class A(Æ) 14,501 276
Farmers & Merchants Bancorp, Inc. 1,761 44
FB Financial Corp. 6,452 360
Federal Agricultural Mortgage Corp. Class
C 927 156
Fidelis Insurance Holdings, Ltd. 3,992 72
Financial Institutions, Inc. 3,461 94
First American Financial Corp. 3,845 247
First BanCorp 15,359 428
First Busey Corp. 6,120 142
First Commonwealth Financial Corp. 7,642 130
First Foundation, Inc.(Æ)(Ð) 2,489 14
First Internet Bancorp 568 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Interstate BancSystem, Inc. Class A 3,479 111
First Merchants Corp. 3,288 124
First Mid Bancshares, Inc. 9,288 352
Five Star Bancorp 7,060 227
Flagstar Financial, Inc. 15,644 181
Fulton Financial Corp. 5,554 103
Genworth Financial, Inc. Class A(Æ) 27,755 247
German American Bancorp, Inc. 14,692 577
Getty Realty Corp.(ö) 9,041 243
Glacier Bancorp, Inc. 9,262 451
Globe Life, Inc. 2,517 360
Goosehead Insurance, Inc. Class A 1,338 100
Grid Dynamics Holdings, Inc.(Æ) 1,800 14
Guaranty Bancshares, Inc. 6,110 298
Hamilton Insurance Group, Ltd. Class B(Æ) 5,905 146
Hancock Holding Co. 2,475 155
Hanover Insurance Group, Inc. (The) 2,676 486
HCI Group, Inc. 449 86
Heritage Financial Corp. 9,694 234
Heritage Insurance Holdings, Inc.(Æ) 2,565 65
Hilltop Holdings, Inc. 3,139 105
Hippo Holdings, Inc.(Æ)(Ð) 1,000 36
Home BancShares, Inc. 3,782 107
Horace Mann Educators Corp. 803 36
Horizon Bancorp, Inc. 35,699 572
Independence Realty Trust, Inc.(ö) 8,238 135
Independent Bank Corp. 16,106 822
International Bancshares Corp. 2,298 158
InvenTrust Properties Corp.(ö) 2,908 83
Jackson Financial, Inc. Class A 2,782 282
James River Group Holdings, Ltd.(Ð) 2,606 14
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,234 90
Jones Lang LaSalle, Inc.(Æ) 977 291
Kemper Corp. 4,966 256
Kingstone Cos., Inc. 4,636 68
Kite Realty Group Trust(ö) 8,940 199
Lazard, Inc. 6,576 347
Legacy Housing Corp.(Æ) 8,902 245
Legalzoom.com, Inc.(Æ) 5,582 58
LendingClub Corp.(Æ) 9,362 142
LendingTree, Inc.(Æ) 1,340 87
Live Oak Bancshares, Inc. 4,769 168
LiveRamp Holdings, Inc.(Æ) 6,344 172
Macerich Co. (The)(ö) 7,956 145
Marcus & Millichap, Inc. 19,784 581
McGrath RentCorp 1,668 196
Mercury General Corp. 2,747 233
Metropolitan Bank Holding Corp. 11,210 839
Mid Penn Bancorp, Inc. 13,035 373
Moelis & Co. Class A 1,864 133
National Bank Holdings Corp. Class A 10,026 387
NBT Bancorp, Inc. 10,778 450
Nelnet, Inc. Class A 268 34
NerdWallet, Inc. Class A(Æ) 2,912 31
NETSTREIT Corp.(ö) 48,549 877
New York Mortgage Trust, Inc.(ö) 14,447 101
Newmark Group, Inc. Class A 14,380 268
NexPoint Residential Trust, Inc.(Ð)(ö) 580 19
NMI Holdings, Inc. Class A(Æ) 3,427 131

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NNN REIT, Inc.(ö) 5,807 247
Northeast Bank 4,508 451
Northpointe Bancshares, Inc. 19,641 335
Northwest Bancshares, Inc. 5,654 70
OceanFirst Financial Corp. 12,050 212
OFG Bancorp 5,285 230
OppFi, Inc. 6,440 73
Origin Bancorp, Inc. 8,329 287
OUTFRONT Media, Inc.(ö) 9,269 170
Pagseguro Digital, Ltd. Class A 10,320 103
Paysign, Inc.(Æ) 3,949 25
PennyMac Financial Services, Inc. 1,448 179
Perella Weinberg Partners(Ð) 36,692 782
Piedmont Office Realty Trust, Inc. Class
A(Ð)(ö) 5,618 51
Piper Sandler Cos. 828 287
Plymouth Industrial REIT, Inc.(ö) 11,101 248
Popular, Inc. 3,907 496
PotlatchDeltic Corp.(ö) 15,904 648
PRA Group, Inc.(Æ) 2,540 39
Preferred Bank 1,294 117
Progyny, Inc.(Æ)(Ð) 2,326 50
Prosperity Bancshares, Inc. 3,425 227
Provident Financial Services, Inc. 3,529 68
Radian Group, Inc. 4,061 147
RE/MAX Holdings, Inc. Class A(Æ) 130 1
Real Brokerage, Inc. (The)(Æ)(Ð) 6,119 26
Regional Management Corp. 389 15
Reinsurance Group of America, Inc. Class A 1,891 363
Renasant Corp. 8,751 323
RLI Corp. 718 47
RLJ Lodging Trust(ö) 17,837 128
RMR Group, Inc. (The) Class A 4,841 76
Root, Inc. Class A(Æ) 1,213 109
Ryman Hospitality Properties, Inc.(ö) 1,484 133
S&T Bancorp, Inc. 2,735 103
Safety Insurance Group, Inc. 16 1
Seacoast Banking Corp. of Florida 18,190 553
Selective Insurance Group, Inc. 1,602 130
ServisFirst Bancshares, Inc. 4,528 365
SiriusPoint, Ltd.(Æ) 10,344 187
Skyward Specialty Insurance Group, Inc.
(Æ) 733 35
SL Green Realty Corp.(ö) 3,009 180
SLM Corp.(Ð) 11,193 310
SmartFinancial, Inc. 10,176 364
South Plains Financial, Inc. 8,623 333
Stewart Information Services Corp. 2,244 165
Stock Yards Bancorp, Inc. 3,312 232
StoneX Group, Inc.(Æ) 2,222 224
Summit Hotel Properties, Inc.(ö) 17,958 99
Sunstone Hotel Investors, Inc.(ö) 6,317 59
Texas Capital Bancshares, Inc.(Æ) 1,545 131
Third Coast Bancshares, Inc.(Æ) 473 18
Tiptree, Inc. Class A 11,316 217
Towne Bank 14,305 495
Transcontinental Realty Investors, Inc.(Æ)
(ö) 519 24
TriCo Bancshares 6,974 310
Triumph Financial, Inc.(Æ) 9,524 477
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trupanion, Inc.(Æ) 868 38
TWFG, Inc.(Æ) 562 15
UL Solutions, Inc. Class A 5,093 361
UMB Financial Corp. 1,358 161
UMH Properties, Inc.(ö) 33,841 503
United Community Banks, Inc. 4,494 141
United Fire Group, Inc. 3,512 107
Universal Insurance Holdings, Inc. 1,263 33
Univest Financial Corp. 2,062 62
Unum Group(Û) 3,190 248
Upstart Holdings, Inc.(Æ) 495 25
Valley National Bancorp 12,323 131
Vestis Corp. 11,113 50
Walker & Dunlop, Inc. 4,063 340
Webster Financial Corp. 4,659 277
WesBanco, Inc. 10,087 322
Wintrust Financial Corp. 1,194 158
Xenia Hotels & Resorts, Inc.(ö) 5,424 74
43,328
Health Care - 16.4%
10X Genomics, Inc. Class A(Æ) 12,533 147
Abivax SA - ADR(Æ) 1,827 155
AdaptHealth Corp.(Æ) 12,733 114
Adaptive Biotechnologies Corp.(Æ) 16,157 242
ADMA Biologics, Inc.(Æ) 84,737 1,242
agilon health, Inc.(Æ)(Ð) 20,149 21
Akebia Therapeutics, Inc.(Æ) 7,634 21
Akero Therapeutics, Inc.(Æ) 10,324 490
Aldeyra Therapeutics, Inc.(Æ)(Ð) 5,709 30
Alector, Inc.(Æ) 4,167 12
Align Technology, Inc.(Æ)(Û) 393 49
Alkermes PLC(Æ) 3,474 104
Amylyx Pharmaceuticals, Inc.(Æ) 4,892 66
AnaptysBio, Inc.(Æ) 2,153 66
ANI Pharmaceuticals, Inc.(Æ) 8,170 748
Annexon, Inc.(Æ)(Ð) 500 2
Apogee Therapeutics, Inc.(Æ) 1,870 74
Arcellx, Inc.(Æ) 5,557 456
Arcturus Therapeutics Holdings, Inc.(Æ) 1,820 34
Arcus Biosciences, Inc.(Æ) 5,425 74
Artivion, Inc.(Æ) 1,119 47
Arvinas, Inc.(Æ)(Ð) 970 8
Ascendis Pharma A/S - ADR(Æ) 1,727 343
Astrana Health, Inc.(Æ) 1,790 51
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 6,349 70
Avanos Medical, Inc.(Æ) 7,950 92
Avidity Biosciences, Inc.(Æ) 9,488 413
Axogen, Inc.(Æ) 2,833 51
Axsome Therapeutics, Inc.(Æ) 996 121
Beam Therapeutics, Inc.(Æ)(Ð) 2,380 58
Beta Bionics, Inc.(Æ) 3,259 65
Bicara Therapeutics, Inc.(Æ) 3,801 60
BioCryst Pharmaceuticals, Inc.(Æ) 14,027 106
BioLife Solutions, Inc.(Æ) 19,330 493
BridgeBio Pharma, Inc.(Æ) 17,244 896
CareDx, Inc.(Æ)(Ð) 19,986 291
Caribou Biosciences, Inc.(Æ) 1,559 4
Carlsmed, Inc.(Æ) 14,298 191
Catalyst Pharmaceuticals, Inc.(Æ) 722 14

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Celcuity, Inc.(Æ) 5,302 262
Centessa Pharmaceuticals PLC - ADR(Æ) 9,646 234
Chemed Corp. 510 228
Cidara Therapeutics, Inc.(Æ) 5,516 528
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Cogent Biosciences, Inc.(Æ) 6,193 89
CONMED Corp. 2,254 106
Contra Inhibrx, Inc.(Æ)(Š) 5,417 4
Corcept Therapeutics, Inc.(Æ) 517 43
Crinetics Pharmaceuticals, Inc.(Æ) 5,912 246
CRISPR Therapeutics AG(Æ) 1,121 73
Cytek Biosciences, Inc.(Æ) 21,143 73
Cytokinetics, Inc.(Æ) 5,720 314
Definitive Healthcare Corp.(Æ) 3,000 12
Dentsply Sirona, Inc. 11,150 142
Dyne Therapeutics, Inc.(Æ) 5,813 74
Editas Medicine, Inc.(Æ)(Ð) 8,483 29
Enanta Pharmaceuticals, Inc.(Æ) 934 11
Enhabit, Inc.(Æ) 11,499 92
Enovis Corp. Class W(Æ) 8,497 258
Ensign Group, Inc. (The) 844 146
Entrada Therapeutics, Inc.(Æ) 979 6
ETON Pharmaceuticals, Inc.(Æ) 3,315 72
Exagen, Inc.(Æ) 10,595 116
Exelixis, Inc.(Æ)(Ð)(Û) 9,828 406
Fate Therapeutics, Inc.(Æ) 1,442 2
Fortrea Holdings, Inc.(Æ) 4,008 34
Fulgent Genetics, Inc.(Æ) 4,444 100
GeneDx Holdings Corp.(Æ) 2,962 319
Ginkgo Bioworks Holdings, Inc.(Æ) 1,601 23
Glaukos Corp.(Æ) 1,158 94
GoodRx Holdings, Inc. Class A(Æ) 5,916 25
Gossamer Bio, Inc.(Æ) 37,575 99
GRAIL, Inc.(Æ)(Ð) 1,208 71
Guardant Health, Inc.(Æ) 9,604 600
Haemonetics Corp.(Æ) 1,282 63
Halozyme Therapeutics, Inc.(Æ)(Û) 7,481 549
Harrow Health, Inc.(Æ) 1,792 86
HealthEquity, Inc.(Æ) 4,785 453
Indivior PLC(Æ) 8,909 215
Inhibrx Biosciences, Inc.(Æ) 633 21
Innoviva, Inc.(Æ) 21,726 397
Inogen, Inc.(Æ) 920 8
Insmed, Inc.(Æ) 3,924 565
Insulet Corp.(Æ) 637 197
Iovance Biotherapeutics, Inc.(Æ)(Ð) 15,685 34
iRadimed Corp. 9,341 665
iRhythm Technologies, Inc.(Æ) 2,577 443
Ironwood Pharmaceuticals, Inc. Class A(Æ) 8,473 11
Joint Corp. (The)(Æ) 10,902 104
Keros Therapeutics, Inc.(Æ) 3,471 55
Kodiak Sciences, Inc.(Æ)(Ð) 2,000 33
KORU Medical Systems, Inc.(Æ) 12,166 47
Krystal Biotech, Inc.(Æ) 1,788 316
Kura Oncology, Inc.(Æ) 6,193 55
Lantheus Holdings, Inc.(Æ)(Ð) 2,417 124
LeMaitre Vascular, Inc. 10,152 888
LENZ Therapeutics, Inc.(Æ) 6,141 286
LifeStance Health Group, Inc.(Æ)(Û) 7,197 40
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,009 1,596
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Madrigal Pharmaceuticals, Inc.(Æ) 2,136 980
MannKind Corp.(Æ) 23,832 128
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 4,200 12
Medpace Holdings, Inc.(Æ) 583 300
Merit Medical Systems, Inc.(Æ) 3,760 313
Merus NV(Æ) 3,528 332
Mirum Pharmaceuticals, Inc.(Æ) 8,151 598
Multiplan Corp.(Æ) 718 38
Myriad Genetics, Inc.(Æ) 11,222 81
Natera, Inc.(Æ) 1,299 209
National HealthCare Corp. 1,340 163
Nektar Therapeutics(Æ) 447 25
Neurocrine Biosciences, Inc.(Æ) 1,214 170
Novavax, Inc.(Æ)(Ð) 2,241 19
Nurix Therapeutics, Inc.(Æ) 4,589 42
Nuvalent, Inc. Class A(Æ) 4,542 393
Option Care Health, Inc.(Æ) 3,852 107
OraSure Technologies, Inc.(Æ)(Ð) 2,314 7
Orthofix Medical, Inc.(Æ) 18,193 266
Oscar Health, Inc. Class A(Æ)(Ð) 8,554 162
Pacira BioSciences, Inc.(Æ) 4,235 109
Pediatrix Medical Group, Inc.(Æ) 8,680 145
Pennant Group, Inc. (The)(Æ) 19,943 503
Perrigo Co. PLC 16,347 364
Phibro Animal Health Corp. Class A 20,810 842
Phreesia, Inc.(Æ) 5,796 136
Prestige Brands Holdings, Inc.(Æ) 1,707 107
Prothena Corp. PLC(Æ) 5,176 51
PTC Therapeutics, Inc.(Æ) 11,257 691
Quipt Home Medical Corp.(Æ) 51,896 135
Repligen Corp.(Æ) 1,960 262
Revolution Medicines, Inc.(Æ) 5,628 263
Rhythm Pharmaceuticals, Inc.(Æ) 7,211 728
Rigel Pharmaceuticals, Inc.(Æ) 4,170 118
Sangamo Therapeutics, Inc.(Æ) 657 —
Sarepta Therapeutics, Inc.(Æ)(Ð) 4,409 85
Scholar Rock Holding Corp.(Æ) 8,835 329
Select Medical Holdings Corp. 10,863 139
SI-BONE, Inc.(Æ) 2,370 35
SIGA Technologies, Inc. 2,400 22
Soleno Therapeutics, Inc.(Æ) 4,688 317
Stevanato Group SpA 15,721 405
Supernus Pharmaceuticals, Inc.(Æ) 3,194 153
Tandem Diabetes Care, Inc.(Æ) 7,514 91
Tarsus Pharmaceuticals, Inc.(Æ) 7,298 434
Teleflex, Inc. 3,020 370
Terns Pharmaceuticals, Inc.(Æ)(Ð) 1,671 13
TG Therapeutics, Inc.(Æ) 5,979 216
Travere Therapeutics, Inc.(Æ) 6,514 156
Trevi Therapeutics, Inc.(Æ) 5,366 49
Twist Bioscience Corp.(Æ)(Ð) 3,968 112
Tyra Biosciences, Inc.(Æ) 1,416 20
UFP Technologies, Inc.(Æ) 2,540 507
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 6,150 185
uniQure NV(Æ) 7,490 437
Varex Imaging Corp.(Æ) 2,990 37
Vera Therapeutics, Inc.(Æ) 6,835 199
Viemed Healthcare, Inc.(Æ) 19,325 131
Viridian Therapeutics, Inc.(Æ) 5,237 113

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xenon Pharmaceuticals, Inc.(Æ) 2,970 119
Xeris Biopharma Holdings, Inc.(Æ) 9,708 79
Zimvie, Inc.(Æ) 23,723 449
33,715
Materials and Processing - 8.2%
AAON, Inc. 5,144 481
Acuity, Inc. 1,108 382
AdvanSix, Inc. 22,302 432
Alcoa Corp. 3,931 129
Algoma Steel Group, Inc. 28,988 103
A-Mark Precious Metals, Inc. 1,333 34
American Vanguard Corp.(Æ) 1,498 9
Apogee Enterprises, Inc. 10,038 437
Ardagh Metal Packaging SA 9,991 40
Ashland, Inc. 2,345 112
Avient Corp. 8,899 293
Belden, Inc. 1,761 212
BrightView Holdings, Inc. 18,602 249
Builders FirstSource, Inc.(Æ)(Ð) 2,094 254
Capstone Copper Corp.(Æ) 27,101 230
Carpenter Technology Corp. 118 29
Celanese Corp. Class A 5,351 225
Century Aluminum Co.(Æ) 13,390 393
Clearwater Paper Corp.(Æ) 1,276 26
Codexis, Inc.(Æ) 4,459 11
Commercial Metals Co. 4,593 263
Compass Minerals International, Inc.(Æ) 5,027 96
Constellium SE(Æ) 21,425 319
Crown Holdings, Inc.(Û) 3,823 369
ERO Copper Corp.(Æ) 4,030 81
Fabrinet(Æ) 723 264
Ferroglobe PLC 166,605 758
FMC Corp.(Ð) 4,352 146
Gibraltar Industries, Inc.(Æ) 1,323 83
Global Industrial Co. 676 25
Greif, Inc. Class A 6,874 411
H.B. Fuller Co. 3,866 229
Hudson Technologies, Inc.(Æ) 13,466 134
Huntsman Corp. 26,354 237
Ingevity Corp.(Æ) 956 53
Insteel Industries, Inc. 3,880 149
Intrepid Potash, Inc.(Æ) 3,001 92
JELD-WEN Holding, Inc.(Æ) 10,568 52
Kaiser Aluminum Corp. 3,843 296
Karat Packaging, Inc. 21,556 543
Knife River Corp.(Æ) 1,412 109
Koppers Holdings, Inc. 12,300 344
Kronos Worldwide, Inc. 23,476 135
Louisiana-Pacific Corp. 3,259 290
Mativ Holdings, Inc. 36,331 411
Modine Manufacturing Co.(Æ) 2,793 397
Mosaic Co. (The) 2,122 74
MP Materials Corp.(Æ) 850 57
MRC Global, Inc.(Æ) 7,813 113
Myers Industries, Inc. 26,335 446
Northwest Pipe Co.(Æ) 5,780 306
O-I Glass, Inc.(Æ) 7,159 93
Orion SA 11,909 90
Quaker Chemical Corp. 1,766 233
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ranpak Holdings Corp.(Æ) 30,438 171
Rayonier Advanced Materials, Inc.(Æ) 29,867 216
Reliance, Inc. 1,153 324
Resideo Technologies, Inc.(Æ) 8,341 360
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rush Enterprises, Inc. Class A 2,479 133
ScanSource, Inc.(Æ) 788 35
Simpson Manufacturing Co., Inc. 1,394 233
Sonoco Products Co. 5,726 247
SPX Technologies, Inc.(Æ) 1,103 206
Stepan Co. 14,673 700
Taseko Mines, Ltd.(Æ) 57,848 245
Tecogen Inc.(Æ) 3,698 33
ThredUp, Inc. Class A(Æ) 6,035 57
thyssenkrupp AG - ADR 23,549 323
Timken Co. (The) 3,289 247
TimkenSteel Corp.(Æ) 18,760 310
Trex Co., Inc.(Æ) 1,899 98
UFP Industries, Inc. 3,309 309
Unifi, Inc.(Æ) 188 1
USA Rare Earth, Inc.(Æ) 7,469 128
Westlake Corp.(Ð) 626 48
Worthington Industries, Inc. 2,102 117
Worthington Steel, Inc. 14,601 444
16,774
Producer Durables - 16.4%
ABM Industries, Inc. 7,143 329
ACCO Brands Corp. 21,187 85
ADT, Inc. 15,236 133
Allegiant Travel Co. Class A(Æ) 2,382 145
Allient, Inc. 3,061 137
AMN Healthcare Services, Inc.(Æ) 4,292 83
Amprius Technologies, Inc.(Æ) 12,033 127
ArcBest Corp. 3,751 262
Arcosa, Inc. 1,425 134
Ardmore Shipping Corp. 27,642 328
Argan, Inc. 4,827 1,304
ASGN, Inc.(Æ) 523 25
AZZ, Inc. 724 79
Barrett Business Services, Inc. 1,688 75
Bowman Consulting Group, Ltd.(Æ) 5,585 237
Brink's Co. (The) 1,352 158
Casella Waste Systems, Inc. Class A(Æ) 3,872 367
CECO Environmental Corp.(Æ) 7,706 395
Centuri Holdings, Inc.(Æ)(Ð) 1,360 29
Columbus McKinnon Corp. 1,200 17
Comfort Systems USA, Inc.(Û) 141 116
Compass Diversified Holdings 7,243 48
Costamare, Inc. 1,600 19
Covenant Logistics Group, Inc. Class A(Ð) 26,033 564
CryoPort, Inc.(Æ) 2,300 22
Custom Truck One Source, Inc.(Æ) 54,786 352
Deluxe Corp. 33,985 658
DHT Holdings, Inc. 13,917 166
Dorian LPG, Ltd.(Ð) 7,813 233
Dycom Industries, Inc.(Æ) 609 178
Electrovaya, Inc.(Æ) 9,967 59
EMCOR Group, Inc. 816 530
Energy Recovery, Inc.(Æ) 2,149 33

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EnerSys 7,399 836
ESCO Technologies, Inc. 364 77
Federal Signal Corp. 3,565 424
First Advantage Corp.(Æ) 2,214 34
Flowserve Corp. 5,638 300
Fluor Corp.(Æ) 5,588 235
Fox Factory Holding Corp.(Æ) 2,537 62
Franklin Covey Co.(Æ)(Ð) 616 12
Franklin Electric Co., Inc. 1,128 107
Frontier Group Holdings, Inc.(Æ) 12,411 55
FTAI Aviation, Ltd. 809 135
FTI Consulting, Inc.(Æ)(Ð) 1,692 274
Genco Shipping & Trading, Ltd. 6,593 117
Generac Holdings, Inc.(Æ) 310 52
Gentex Corp. 5,739 162
Graco, Inc. 1,987 169
Great Lakes Dredge & Dock Corp.(Æ) 13,480 162
Green Dot Corp. Class A(Æ) 3,980 53
GXO Logistics, Inc.(Æ) 4,299 227
Heidrick & Struggles International, Inc. 1,333 66
Helios Technologies, Inc. 19,228 1,002
Hillman Solutions Corp.(Æ) 16,443 151
HNI Corp. 2,368 111
Holley, Inc.(Æ) 94,513 297
Hub Group, Inc. Class A 10,182 351
Huntington Ingalls Industries, Inc. 1,577 454
Hyster-Yale, Inc. 553 20
I3 Verticals, Inc. Class A(Æ) 30,587 993
ICF International, Inc. 1,037 96
Insperity, Inc.(Ð) 2,341 115
JetBlue Airways Corp.(Æ)(Ð) 34,734 171
Kelly Services, Inc. Class A 2,813 37
Kennametal, Inc. 31,782 665
Kforce, Inc. 20,851 625
Knight-Swift Transportation Holdings, Inc. 4,282 169
Korn Ferry 2,002 140
Kratos Defense & Security Solutions, Inc.
(Æ) 762 70
Landstar System, Inc. 1,416 174
Latham Group, Inc.(Æ) 7,434 57
Limbach Holdings, Inc.(Æ) 2,127 207
Mama's Creations, Inc.(Æ) 24,113 253
Manitowoc Co., Inc. (The)(Æ) 20,660 207
ManpowerGroup, Inc. 3,140 119
Marten Transport, Ltd. 42,145 449
MasTec, Inc.(Æ) 1,877 399
Matson, Inc. 1,039 102
Maximus, Inc. 5,554 507
Mayville Engineering Co., Inc.(Æ) 817 11
Mercury Systems, Inc.(Æ) 2,706 209
Mesa Laboratories, Inc. 8,605 577
Microvast Holdings, Inc.(Æ) 31,927 123
MillerKnoll, Inc. 56,326 999
MSA Safety, Inc. 1,002 172
MSC Industrial Direct Co., Inc. Class A 3,747 345
Mueller Industries, Inc.(Ð) 871 88
MYR Group, Inc.(Æ)(Ð) 2,222 462
NEXTracker, Inc. Class A(Æ) 1,941 144
Nexxen International, Ltd.(Æ) 8,374 77
NuScale Power Corp.(Æ) 1,647 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Orion Group Holdings, Inc.(Æ) 28,739 239
Paylocity Holding Corp.(Æ) 2,078 331
Payoneer Global, Inc.(Æ) 4,684 28
Paysafe, Ltd.(Æ) 3,111 40
Perma-Pipe International Holdings, Inc.(Æ) 1,720 40
Phinia, Inc. 6,331 364
Pitney Bowes, Inc. 15,822 181
Primoris Services Corp. 1,173 161
Priority Technology Holdings, Inc.(Æ) 13,551 93
Proficient Auto Logistics, Inc.(Æ) 41,474 286
PROG Holdings, Inc. 3,560 115
Radiant Logistics, Inc.(Æ) 52,092 307
Regal Rexnord Corp. 753 108
Resources Connection, Inc. 65,437 330
Riot Blockchain, Inc.(Æ) 9,423 179
Robert Half, Inc. 15,108 513
Ryder System, Inc. 1,669 315
Ryerson Holding Corp. 1,383 32
Saia, Inc.(Æ)(Ð) 1,586 475
Schneider National, Inc. Class B 10,926 231
Scorpio Tankers, Inc. 4,452 250
Scotts Miracle-Gro Co. (The) Class A 7,664 436
Sezzle, Inc.(Æ) 885 70
Skyline Champion Corp.(Æ) 3,848 294
SkyWest, Inc.(Æ) 1,746 176
Sleep Number Corp.(Æ) 1,979 14
Star Bulk Carriers Corp. 7,466 139
Sterling Infrastructure, Inc.(Æ) 1,803 612
StoneCo, Ltd. Class A(Æ) 12,422 235
Stoneridge, Inc.(Æ) 33,144 253
Strattec Security Corp.(Æ) 255 17
Sun Country Airlines Holdings, Inc.(Æ) 24,681 291
TAT Technologies, Ltd.(Æ) 4,826 213
Teekay Tankers, Ltd. Class A(Ð) 5,410 273
Tennant Co. 5,830 473
Terex Corp. 2,028 104
Tetra Tech, Inc.(Û) 8,661 289
Thermon Group Holdings, Inc.(Æ) 6,511 174
Titan Machinery, Inc.(Æ) 11,156 187
TopBuild Corp.(Æ) 770 301
Toro Co. (The) 2,029 155
TriNet Group, Inc. 2,157 144
TrueBlue, Inc.(Æ)(Ð) 16,690 102
TSS, Inc.(Æ) 3,946 71
Tutor Perini Corp.(Æ)(Ð) 6,648 436
UniFirst Corp. 566 95
V2X, Inc.(Æ) 5,676 330
Werner Enterprises, Inc. 30,915 814
Willscot Holdings Corp. 10,162 215
Xerox Holdings Corp.(Ð) 33,638 126
ZipRecruiter, Inc. Class A(Æ) 6,360 27
33,877
Technology - 14.1%
8x8, Inc.(Æ) 82,635 175
ACI Worldwide, Inc.(Æ) 3,825 202
ACM Research, Inc. Class A(Æ) 5,551 217
Aeluma, Inc.(Æ) 1,333 21
Alpha & Omega Semiconductor, Ltd.(Æ) 9,641 270
Ambarella, Inc.(Æ) 4,883 403

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amkor Technology, Inc. 6,805 193
Appfolio, Inc. Class A(Æ)(Ð) 1,484 409
Appian Corp. Class A(Æ) 8,780 268
Arlo Technologies, Inc.(Æ) 1,550 26
Arteris, Inc.(Æ) 2,519 25
Asana, Inc. Class A(Æ)(Ð) 9,117 122
AvePoint, Inc.(Æ) 4,294 64
Aviat Networks, Inc.(Æ)(Ð) 3,699 85
Bandwidth, Inc. Class A(Æ) 1,337 22
Benchmark Electronics, Inc. 3,601 139
BigBear.ai Holdings, Inc.(Æ) 5,363 35
BigCommerce Holdings, Inc.(Æ) 5,333 27
BK Technologies Corp.(Æ) 1,629 138
BlackBerry, Ltd.(Æ) 8,077 39
Blend Labs, Inc. Class A(Æ) 31,724 116
Box, Inc. Class A(Æ) 5,423 175
C3.ai, Inc. Class A(Æ) 5,878 102
Calix, Inc.(Æ)(Û) 7,546 463
Cargurus, Inc.(Æ) 4,191 156
Cars.com, Inc.(Æ) 13,774 168
Cerence, Inc.(Æ) 9,249 115
Ciena Corp.(Æ) 448 65
Cirrus Logic, Inc.(Æ) 2,495 313
Clear Secure, Inc. Class A 9,662 323
Clearfield, Inc.(Æ) 2,093 72
Coherent Corp.(Æ) 1,304 140
CommScope Holding Co., Inc.(Æ) 20,507 317
CommVault Systems, Inc.(Æ) 1,542 291
Concentrix Corp. 3,807 176
Conduent, Inc.(Æ)(Ð) 7,897 22
Consensus Cloud Solutions, Inc. Class
W(Æ) 8,123 239
Crane NXT Co. 4,153 279
Credo Technology Group Holding, Ltd.(Æ)
(Ð)(Û) 4,573 666
Cricut, Inc. Class A(Ð) 1,800 11
CSG Systems International, Inc. 1,412 91
Digital Turbine, Inc.(Æ) 16,059 103
DigitalOcean Holdings, Inc.(Æ) 6,881 235
Diodes, Inc.(Æ) 1,713 91
Domo, Inc. Class B(Æ)(Ð) 3,418 54
Dropbox, Inc. Class A(Æ) 10,628 321
D-Wave Quantum, Inc.(Æ) 14,791 366
ePlus, Inc. 1,861 132
Etsy, Inc.(Æ)(Ð) 5,082 337
Eventbrite, Inc. Class A(Æ) 3,374 9
EverQuote, Inc. Class A(Æ) 4,800 110
Evolent Health, Inc. Class A(Æ) 7,963 67
Evolv Technologies Holdings, Inc.(Æ) 24,938 188
Extreme Networks, Inc.(Æ) 4,606 95
FormFactor, Inc.(Æ) 2,898 106
Graham Corp.(Æ) 4,930 271
Grindr, Inc.(Æ) 2,936 44
Guidewire Software, Inc.(Æ) 1,466 337
Ibotta, Inc. Class A(Æ)(Ð) 921 26
IDT Corp. Class B(Û) 917 48
Ingram Micro Holding, Corp.(Û) 2,288 49
IonQ, Inc.(Æ) 8,031 494
Ituran Location and Control, Ltd. 7,051 252
Jabil, Inc.(Û) 2,266 492
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JFrog, Ltd.(Æ) 2,621 124
Kaltura, Inc.(Æ) 128,701 185
KBR, Inc. 4,469 211
Kimball Electronics, Inc.(Æ) 4,616 138
LightPath Technologies, Inc. Class A(Æ) 19,735 157
Lumentum Holdings, Inc. Class E(Æ) 2,965 482
Lyft, Inc. Class A(Æ) 15,260 336
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,110 138
Manhattan Associates, Inc.(Æ)(Û) 1,835 376
Maplebear, Inc.(Æ)(Ð) 8,062 296
Marqeta, Inc. Class A(Æ) 48,685 257
Match Group, Inc.(Û) 10,826 382
MediaAlpha, Inc. Class A(Æ) 2,725 31
monday.com, Ltd.(Æ) 736 143
Napco Security Technologies, Inc. 11,108 477
nCino, Inc.(Æ) 26,616 722
NCR Voyix Corp.(Æ) 38,403 482
NETGEAR, Inc.(Æ) 6,305 204
Nextdoor Holdings, Inc.(Æ)(Ð) 13,613 28
nLight, Inc.(Æ) 2,013 60
Nutanix, Inc. Class A(Æ) 2,938 219
Nutex Health, Inc.(Æ) 810 84
NVE Corp. 8,509 555
Oddity Tech, Ltd. Class A(Æ) 627 39
ON24, Inc.(Æ) 945 5
OneSpan, Inc. 21,554 343
Ooma, Inc.(Æ) 15,288 183
Pagaya Technologies, Ltd. Class A(Æ) 1,757 52
PC Connection, Inc. 462 29
PDF Solutions, Inc.(Æ) 35,712 922
Pegasystems, Inc. 15,414 886
Photronics, Inc.(Æ) 5,721 131
Planet Labs PBC(Æ) 13,726 178
Plexus Corp.(Æ) 873 126
Porch Group, Inc.(Æ) 23,197 389
PubMatic, Inc. Class A(Æ)(Ð) 2,780 23
Qualys, Inc.(Æ) 995 132
Quantum Computing, Inc.(Æ) 3,043 56
Rackspace Technology, Inc.(Æ)(Ð) 1,583 2
RADCOM, Ltd.(Æ) 8,805 128
Rambus, Inc.(Æ) 3,832 399
Rapid7, Inc.(Æ) 5,695 107
Red Violet, Inc. 5,904 308
Ribbon Communications, Inc.(Æ) 3,098 12
RingCentral, Inc. Class A(Æ)(Ð) 8,078 229
Roku, Inc.(Æ)(Û) 3,626 363
Sanmina Corp.(Æ) 1,781 205
SEMrush Holdings, Inc. Class A(Æ) 2,610 18
Semtech Corp.(Æ) 5,653 404
ServiceTitan, Inc. Class A(Æ) 407 41
Silicon Laboratories, Inc.(Æ)(Ð) 1,944 255
Silicon Motion Technology Corp. - ADR 5,158 489
SiTime Corp.(Æ) 2,188 659
Sonos, Inc.(Æ) 11,508 182
SPS Commerce, Inc.(Æ) 900 94
Telos Corp.(Æ) 1,930 13
Teradata Corp.(Æ) 12,064 260
Tower Semiconductor, Ltd.(Æ) 3,252 235
TrueCar, Inc.(Æ) 69,501 128

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TTEC Holdings, Inc.(Æ) 12,385 42
UiPath, Inc. Class A(Æ) 23,199 310
Unisys Corp.(Æ) 3,808 15
Universal Display Corp. 1,662 239
Upland Software, Inc.(Æ) 24,780 59
Veeco Instruments, Inc.(Æ) 6,826 208
Verint Systems, Inc.(Æ) 3,642 74
Vimeo, Inc.(Æ) 91,101 706
Vishay Intertechnology, Inc. 50,055 766
Vivid Seats Inc. Class A(Æ) 3,347 56
VTEX Class A(Æ) 38,856 170
Weave Communications, Inc.(Æ) 4,665 31
Workiva, Inc.(Æ) 6,664 574
Xperi, Inc.(Æ)(Ð) 2,131 14
Yelp, Inc. Class A(Æ) 2,261 71
Zeta Global Holdings Corp. Class A(Æ) 9,720 193
29,047
Utilities - 2.7%
Allot, Ltd.(Æ) 5,963 63
Artesian Resources Corp. Class A 5,865 191
BKV Corp.(Æ) 7,867 182
Black Hills Corp. 2,248 138
California Resources Corp. 2,146 114
Chesapeake Utilities Corp. 1,638 221
CNX Resources Corp.(Æ) 4,366 140
Comstock Resources, Inc.(Æ)(Ð) 6,954 138
Evolution Petroleum Corp. 75,605 364
Excelerate Energy, Inc. Class A(Ð) 40,946 1,031
Genie Energy, Ltd. Class B 5,745 86
Golar LNG, Ltd. 4,075 165
Granite Ridge Resources, Inc.(Ð) 1,000 5
Gulfport Energy Corp.(Æ) 862 156
IDACORP, Inc. 2,168 287
Infinity Natural Resources, Inc. Class A(Æ) 19,067 250
New Jersey Resources Corp. 2,126 102
Northwestern Energy Group, Inc. 3,258 191
ONE Gas, Inc. 3,042 246
Permian Resources Corp. 16,923 217
Portland General Electric Co. 3,505 154
RGC Resources, Inc. 6,714 151
Riley Exploration Permian, Inc. 3,007 82
Southwest Gas Holdings, Inc. 1,351 106
Spire, Inc. 4,659 380
Telephone and Data Systems, Inc. 2,730 107
Unitil Corp. 6,888 330
5,597
Total Common Stocks
(cost $174,480) 203,369
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 9,546,097 (∞) 9,544
Total Short-Term Investments
(cost $9,544) 9,544
Total Investments - 103.3%
(identified cost $184,024) 212,913
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Securities Sold Short - (3.7)%
Consumer Discretionary - (0.3)%
Avis Budget Group, Inc.(Æ) (553) (89)
Dutch Bros, Inc. Class A(Æ) (2,188) (115)
Jack in the Box, Inc. (2,191) (43)
Joby Aviation, Inc.(Æ) (9,740) (157)
LGI Homes, Inc.(Æ) (932) (48)
Lithia Motors, Inc. Class A (391) (124)
SEACOR Marine Holdings, Inc.(Æ) (674) (4)
Sirius Xm Holdings, Inc. (3,478) (81)
TechTarget Inc.(Æ) (3,272) (19)
Unusual Machines, Inc.(Æ) (414) (6)
(686)
Consumer Staples - (0.1)%
Alico, Inc. (456) (16)
Cadiz, Inc.(Æ) (1,613) (8)
Energizer Holdings, Inc. (4,062) (101)
Grocery Outlet Holding Corp.(Æ) (2,985) (48)
Quanex Building Products Corp. (2,501) (35)
Westrock Coffee Co.(Æ) (1,975) (10)
(218)
Energy - (0.3)%
ASP Isotopes, Inc.(Æ) (1,982) (19)
Atlas Energy Solutions, Inc. (1,800) (21)
Cleanspark, Inc.(Æ) (308) (5)
Core Laboratories, Inc. (2,702) (33)
Core Natural Resources, Inc. (1,808) (151)
Hallador Energy Co.(Æ) (1,376) (27)
Solaris Energy Infrastructure, Inc. Class A (2,586) (103)
Sunrun, Inc.(Æ) (2,848) (49)
T1 Energy, Inc.(Æ) (3,723) (8)
Uranium Energy Corp.(Æ) (12,276) (164)
Warrior Met Coal, Inc. (703) (45)
(625)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (1,273) (13)
Applied Digital Corp.(Æ) (420) (10)
Burke & Herbert Financial Services Corp. (407) (25)
Cipher Mining, Inc.(Æ) (2,419) (30)
Forge Global Holdings, Inc.(Æ) (240) (4)
Glacier Bancorp, Inc. (896) (44)
Global Net Lease, Inc.(ö) (8,447) (69)
Hudson Pacific Properties, Inc.(Æ)(ö) (18,109) (50)
Hut 8 Corp.(Æ) (329) (11)
loanDepot, Inc. Class A(Æ) (7,092) (22)
MBIA, Inc.(Æ) (1,084) (8)
Old National Bancorp (5,740) (126)
Piper Sandler Cos. (465) (161)
Ready Capital Corp.(ö) (6,831) (26)
Rithm Property Trust, Inc.(ö) (1,182) (3)
Shift4 Payments, Inc. Class A(Æ) (1,350) (105)
Sunrise Realty Trust, Inc.(ö) (427) (4)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UWM Holdings Corp. (19,253) (117)
(828)
Health Care - (0.9)%
4D Molecular Therapeutics, Inc.(Æ) (1,129) (10)
Acadia Healthcare Co., Inc.(Æ) (3,905) (97)
ADMA Biologics, Inc.(Æ) (1,681) (25)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,471) (85)
aTyr Pharma, Inc.(Æ) (1,369) (1)
Aura Biosciences, Inc.(Æ) (1,182) (7)
Axsome Therapeutics, Inc.(Æ) (200) (24)
Benitec Biopharma, Inc.(Æ) (453) (6)
Capricor Therapeutics, Inc.(Æ) (1,897) (14)
CG Oncology, Inc.(Æ) (4,029) (162)
ClearPoint Neuro, Inc.(Æ) (951) (21)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (249) (3)
Crinetics Pharmaceuticals, Inc.(Æ) (1,733) (72)
Dianthus Therapeutics, Inc.(Æ) (1,153) (45)
Erasca, Inc.(Æ) (900) (2)
ETON Pharmaceuticals, Inc.(Æ) (2,472) (54)
Geron Corp.(Æ) (44,852) (61)
HealthEquity, Inc.(Æ) (1,404) (133)
InfuSystem Holdings, Inc.(Æ) (656) (7)
Inhibikase Therapeutics, Inc.(Æ) (260) —
Jade Biosciences, Inc. (980) (9)
KalVista Pharmaceuticals, Inc.(Æ) (2,062) (25)
Medpace Holdings, Inc.(Æ) (204) (105)
Mineralys Therapeutics, Inc.(Æ) (634) (24)
Pennant Group, Inc. (The)(Æ) (1,122) (28)
PROCEPT BioRobotics Corp.(Æ) (1,493) (53)
QuidelOrtho Corp.(Æ) (1,680) (50)
RadNet, Inc.(Æ) (2,171) (165)
RAPT Therapeutics, Inc.(Æ) (570) (15)
Relay Therapeutics, Inc.(Æ) (10,747) (56)
Replimune Group, Inc.(Æ) (3,859) (16)
Revolution Medicines, Inc.(Æ) (3,087) (144)
Savara, Inc.(Æ) (3,517) (13)
Treace Medical Concepts, Inc.(Æ) (1,879) (13)
Tvardi Therapeutics, Inc.(Æ) (120) (5)
UFP Technologies, Inc.(Æ) (296) (59)
US Physical Therapy, Inc. (685) (58)
Vaxcyte, Inc.(Æ) (3,440) (124)
Verastem, Inc.(Æ) (2,468) (22)
Viridian Therapeutics, Inc.(Æ) (3,829) (83)
(1,896)
Materials and Processing - (0.3)%
Alcoa Corp. (4,392) (144)
Cleveland-Cliffs, Inc.(Æ) (14,024) (171)
Dakota Gold Corp.(Æ) (4,779) (22)
Interface, Inc. Class A (2,423) (70)
Ivanhoe Electric, Inc.(Æ) (4,133) (52)
LSI Industries, Inc. (727) (17)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VSE Corp. (529) (88)
(564)
Producer Durables - (0.7)%
AeroVironment, Inc.(Æ) (529) (167)
Amprius Technologies, Inc.(Æ) (5,074) (53)
Casella Waste Systems, Inc. Class A(Æ) (1,279) (121)
CoreCivic, Inc.(Æ) (3,713) (75)
Dorman Products, Inc.(Æ) (793) (124)
First Advantage Corp.(Æ) (2,789) (43)
Forward Air Corp.(Æ) (355) (9)
GEO Group, Inc. (The)(Æ) (5,845) (120)
I3 Verticals, Inc. Class A(Æ) (1,400) (45)
indie Semiconductor, Inc. Class A(Æ) (16,438) (67)
JBT Marel Corp. (1,030) (145)
Kadant, Inc. (321) (95)
Mercury Systems, Inc.(Æ) (500) (39)
NET Power, Inc.(Æ) (8,578) (26)
NuScale Power Corp.(Æ) (2,387) (86)
Proficient Auto Logistics, Inc.(Æ) (309) (2)
Red Cat Holdings, Inc.(Æ) (1,318) (14)
Sabre Corp.(Æ) (17,894) (33)
Standex International Corp. (484) (102)
(1,366)
Technology - (0.6)%
Applied Optoelectronics, Inc.(Æ) (682) (18)
BlackSky Technology, Inc.(Æ) (859) (17)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (6,710) (121)
Digi International, Inc.(Æ) (937) (34)
Entegris, Inc. (455) (42)
Five9, Inc.(Æ) (4,871) (118)
Freshworks, Inc. Class A(Æ) (660) (8)
Gen Digital, Inc. (495) (14)
Immersion Corp. (2,365) (17)
Impinj, Inc.(Æ) (855) (154)
Kopin Corp.(Æ) (6,847) (17)
Lattice Semiconductor Corp.(Æ) (2,564) (188)
NextNav, Inc.(Æ) (4,740) (68)
PAR Technology Corp.(Æ) (1,524) (60)
Powerfleet, Inc.(Æ) (10,103) (53)
Progress Software Corp.(Æ) (3,069) (135)
Simulations Plus, Inc.(Æ) (184) (3)
SoundHound AI, Inc. Class A(Æ) (564) (9)
Unity Software, Inc.(Æ) (3,724) (149)
(1,225)
Utilities - (0.1)%
Evolution Petroleum Corp. (1,211) (6)
Gogo, Inc.(Æ) (3,108) (27)
NextDecade Corp.(Æ) (1,951) (13)
Northern Oil and Gas, Inc. (1,074) (26)
Prairie Operating Co.(Æ) (4,367) (9)
Sable Offshore Corp.(Æ) (3,669) (64)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UGI Corp. (1,833) (61)
(206)
Total Securities Sold Short
(proceeds $6,553) (7,614)
Other Assets and Liabilities,
Net - 0.4%
786
Net Assets - 100.0%
206,085

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 75 USD 9,208 12/25 105
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 105
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 26,316 $ — $ —
$ —
$ 26,316
Consumer Staples 5,639 — —
—
5,639
Energy 9,076 — —
—
9,076
Financial Services 43,328 — —
—
43,328
Health Care 33,700 — 15
—
33,715
Materials and Processing 16,764 — 10
—
16,774
Producer Durables 33,877 — —
—
33,877
Technology 29,047 — —
—
29,047
Utilities 5,597 — —
—
5,597
Short-Term Investments — — — 9,544 9,544
Total Investments
203,344 — 25 9,544 212,913
Securities Sold Short
*
(7,614) — — — (7,614)
Other Financial Instruments
Assets
Futures Contracts 105 — — — 105
Total Other Financial Instruments
**
$ 105 $ — $ — $ — $ 105
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,829 $ 48,602 $ 46,886 $ (1) $ — $ 9,544 $ 316 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Australia - 2.0%
Aristocrat Leisure, Ltd. 3,255 151
ASX, Ltd. 2,670 103
BHP Group, Ltd. 52,591 1,470
Brambles, Ltd. 19,372 320
Coles Group, Ltd. 18,236 282
Commonwealth Bank of Australia 5,561 615
Computershare, Ltd. 5,228 126
Evolution Mining, Ltd. 23,371 168
Medibank Pvt, Ltd. 36,191 115
Northern Star Resources, Ltd. 19,393 306
Pro Medicus, Ltd. 598 122
Qantas Airways, Ltd. 16,110 117
QBE Insurance Group, Ltd. 69,426 947
Rio Tinto PLC 16,470 1,085
Rio Tinto, Ltd. 1,154 93
Sigma Healthcare, Ltd. 59,974 118
Suncorp Group, Ltd. 28,739 387
Telstra Group, Ltd. 177,152 565
Transurban Group(Æ) 27,389 251
Wesfarmers, Ltd. 7,915 483
Westpac Banking Corp. 7,552 194
8,018
Austria - 0.7%
ams-OSRAM AG(Æ) 9,432 133
Erste Group Bank AG 23,204 2,268
Mondi PLC 28,235 391
2,792
Belgium - 0.3%
Ageas SA 9,041 628
Anheuser-Busch InBev SA 3,448 206
KBC Groep NV 1,202 144
Proximus SADP 14,126 123
1,101
Brazil - 1.2%
Ambev SA 322,486 732
Banco Bradesco SA - ADR 275,513 931
Banco do Brasil SA 86,470 359
Lojas Renner SA 118,790 338
MercadoLibre, Inc.(Æ) 352 823
Natura Cosmeticos SA(Æ) 150,707 265
Telefonica Brasil SA 118,480 758
Ultrapar Participacoes SA 60,622 250
Wheaton Precious Metals Corp. 1,545 173
4,629
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 349
Canada - 3.8%
Agnico Eagle Mines, Ltd. 2,785 469
Alamos Gold, Inc. Class A 3,857 134
Bank of Montreal 1,016 132
Barrick Mining Corp. 29,232 960
Brookfield Asset Management, Inc.
Class A 1,855 106
Canadian Imperial Bank of Commerce 3,354 268
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Natural Resources, Ltd. 3,367 108
CCL Industries, Inc. Class B 2,111 119
Constellation Software, Inc. 116 315
Dollarama, Inc. 6,910 911
Enbridge, Inc. 7,994 403
Fairfax Financial Holdings, Ltd. 172 301
Franco-Nevada Corp. Class T 773 172
George Weston, Ltd. 1,650 101
Great-West Lifeco, Inc. 12,163 494
iA Financial Corp., Inc. 3,247 369
Imperial Oil, Ltd. 8,486 769
Intact Financial Corp. 1,404 273
Kinross Gold Corp. 14,736 366
Loblaw Cos., Ltd. 6,820 264
Magna International, Inc. Class A 23,066 1,093
Manulife Financial Corp. 26,671 831
Metro, Inc. Class A 960 65
RB Global, Inc. 1,024 111
Royal Bank of Canada 12,799 1,886
Saputo, Inc. 8,003 194
Shopify, Inc. Class A(Æ) 9,056 1,346
Stantec, Inc. 7,105 766
Sun Life Financial, Inc. 14,882 894
Suncor Energy, Inc. 2,441 102
Tourmaline Oil Corp. 12,268 529
WSP Global, Inc. 551 108
14,959
China - 4.4%
Alibaba Group Holding, Ltd. 188,514 4,226
Alibaba Group Holding, Ltd. - ADR 1,631 291
Baidu, Inc. Class A(Æ) 39,000 646
Bank of China (Hong Kong), Ltd. 26,000 122
China Mengniu Dairy Co., Ltd. 95,000 183
China Merchants Bank Co., Ltd. Class
H 58,500 352
China Overseas Land & Investment,
Ltd. 335,000 619
Haier Smart Home Co., Ltd. Class H 193,200 630
Laopu Gold Co., Ltd. Class H 3,684 337
Prosus NV(Æ) 4,201 298
Tencent Holdings, Ltd. 72,384 6,167
Trip.com Group, Ltd. - ADR 29,863 2,246
Weichai Power Co., Ltd. Class H 176,000 316
Xiaomi Corp. Class B(Æ)(Þ) 90,000 627
Yangzijiang Shipbuilding Holdings,
Ltd. 82,400 216
17,276
Denmark - 1.5%
AP Moller - Maersk A/S Class B 59 116
Carlsberg A/S Class B 3,045 354
Danske Bank A/S 35,775 1,529
DSV A/S 3,858 770
Novo Nordisk A/S Class B 55,846 3,082
Novonesis (Novozymes) B Class B 589 36
5,887
Finland - 1.0%
Elisa Oyj 4,569 240
Nokia Oyj 479,382 2,297

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp 6,897 114
Sampo Oyj Class A 78,995 909
Wartsila Oyj Abp Class B 16,032 480
4,040
France - 8.1%
Accor SA 26,866 1,273
Airbus SE 4,307 1,007
Amundi SA(Þ) 13,176 1,049
Arkema SA 18,382 1,167
AXA SA 19,283 923
BNP Paribas SA 13,400 1,222
Bureau Veritas SA 32,349 1,016
Capgemini SE 5,381 783
Carrefour SA 34,272 519
Cie de Saint-Gobain SA 7,635 832
Cie Generale des Etablissements
Michelin SCA 44,889 1,612
Credit Agricole SA 36,808 725
Danone SA 13,233 1,153
Dassault Aviation SA 1,960 654
Engie SA 51,325 1,101
EssilorLuxottica SA 765 250
Hermes International 454 1,113
L'Air Liquide SA Class A 1,122 234
L'Oreal SA 1,654 717
LVMH Moet Hennessy Louis Vuitton
SE 5,387 3,296
Orange SA 60,355 979
Publicis Groupe SA 9,317 894
Renault SA 8,895 366
Rexel SA Class H 37,663 1,244
Safran SA 3,232 1,145
Sartorius Stedim Biotech 8,330 1,686
Societe Generale SA 25,026 1,665
Teleperformance 18,717 1,395
Thales SA 464 145
TotalEnergies SE 21,062 1,285
Valeo SE 19,170 236
Vinci SA 2,615 364
32,050
Germany - 7.9%
adidas AG 3,409 719
Allianz SE 2,035 855
AUMOVIO SE(Æ) 7,629 315
BASF SE 38,618 1,925
Bayer AG 28,583 948
Continental AG 15,257 1,006
CTS Eventim AG & Co. KGaA 22,401 2,196
Daimler Truck Holding AG 52,378 2,158
Deutsche Bank AG 5,226 184
Deutsche Boerse AG 7,570 2,029
Deutsche Post AG 3,462 154
Deutsche Telekom AG 13,245 451
E.ON SE 8,607 162
Evonik Industries AG 70,193 1,219
Fresenius Medical Care AG & Co.
KGaA 20,532 1,077
Fresenius SE & Co. KGaA 18,133 1,010
GEA Group AG 5,332 394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hannover Rueck SE 2,789 841
Heidelberg Materials AG 1,995 449
Infineon Technologies AG 18,705 730
Mercedes-Benz Group AG 13,856 871
MTU Aero Engines AG 5,677 2,606
Muenchener Rueckversicherungs-
Gesellschaft AG 1,762 1,126
Rheinmetall AG 853 1,986
SAP SE 9,400 2,520
Siemens AG 3,107 838
Siemens Energy AG(Æ) 2,449 286
Symrise AG 24,923 2,172
31,227
Hong Kong - 2.0%
AIA Group, Ltd. 273,739 2,624
ASMPT, Ltd. 28,400 300
CK Asset Holdings, Ltd. 83,049 403
CLP Holdings, Ltd. 60,000 497
Hong Kong Exchanges & Clearing, Ltd. 8,500 483
Power Assets Holdings, Ltd. 48,000 304
Prudential PLC 170,340 2,398
Sino Land Co., Ltd. 196,000 248
Sun Hung Kai Properties, Ltd. 10,000 120
WH Group, Ltd.(Þ) 470,500 511
7,888
India - 0.9%
Axis Bank, Ltd. - GDR(Þ) 4,515 289
HDFC Bank, Ltd. - ADR 69,655 2,379
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 715
3,383
Indonesia - 0.6%
Bank Central Asia Tbk PT 3,442,200 1,576
Bank Negara Indonesia Persero Tbk PT 969,000 240
Bank Rakyat Indonesia Persero Tbk PT 1,871,900 438
2,254
Ireland - 1.0%
AIB Group PLC 74,276 674
Bank of Ireland Group PLC 126,020 2,086
Flutter Entertainment PLC(Æ) 4,719 1,228
3,988
Israel - 0.2%
Bank Hapoalim BM 7,600 155
Bank Leumi Le-Israel BM 8,525 168
Check Point Software Technologies,
Ltd.(Æ) 1,404 290
613
Italy - 3.0%
BPER Banca 70,370 782
Coca-Cola HBC AG 10,064 475
Davide Campari-Milano NV 222,882 1,404
Enel SpA 156,356 1,483
Eni SpA 57,599 1,006
FinecoBank Banca Fineco SpA 145,337 3,148
Generali 3,093 122
Intesa Sanpaolo SpA 28,762 190

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Recordati SpA 3,577 217
Ryanair Holdings PLC - ADR 14,820 893
Snam SpA 18,972 114
Terna - Rete Elettrica Nazionale 7,792 79
UniCredit SpA 25,371 1,926
11,839
Japan - 16.0%
Advantest Corp. 11,200 1,120
Aeon Co., Ltd. 10,500 127
Ajinomoto Co., Inc. 5,400 155
Alfresa Holdings Corp. 11,600 166
Alps Alpine Co., Ltd. 13,900 176
Amada Co., Ltd. 13,400 165
Asahi Group Holdings, Ltd. 4,800 58
Asics Corp. 10,600 277
Bandai Namco Holdings, Inc. 7,700 256
Bridgestone Corp. 35,300 1,632
Canon, Inc. 29,500 864
Capcom Co., Ltd. 4,500 122
Chiba Bank, Ltd. (The) 57,600 604
Chugai Pharmaceutical Co., Ltd. 21,300 942
Daifuku Co., Ltd. 4,300 138
Dai-ichi Life Holdings, Inc. 45,100 355
Daiichi Sankyo Co., Ltd. 5,000 112
Daikin Industries, Ltd. 10,000 1,151
Daito Trust Construction Co., Ltd. 15,000 329
Daiwa House Industry Co., Ltd. 4,700 169
Denso Corp. 57,800 832
Dentsu, Inc. 19,900 437
East Japan Railway Co. 6,000 147
Eisai Co., Ltd. 7,340 247
FANUC Corp. 29,600 843
Fast Retailing Co., Ltd. 1,300 395
Fujikura, Ltd. 2,900 282
Fujitsu, Ltd. 15,400 362
Fukuoka Financial Group, Inc. 19,300 578
Hakuhodo DY Holdings, Inc. 25,200 202
Hino Motors, Ltd.(Æ) 37,700 98
Hitachi, Ltd. 50,800 1,334
Honda Motor Co., Ltd. 45,313 466
Horiba, Ltd. 3,000 254
Hoya Corp. 6,300 870
IHI Corp. 10,500 195
Iida Group Holdings Co., Ltd. 21,800 348
Isuzu Motors, Ltd. 4,100 52
Japan Airlines Co., Ltd. 13,000 263
Japan Post Insurance Co., Ltd. Class A 22,200 629
Japan Tobacco, Inc. 27,200 894
JGC Holdings Corp. 18,600 190
Kajima Corp. 8,300 242
KDDI Corp. 11,800 189
Keyence Corp. 5,900 2,197
Kirin Holdings Co., Ltd. 10,500 154
Kobe Bussan Co., Ltd. 1,800 49
Koito Manufacturing Co., Ltd. 30,000 454
Komatsu, Ltd. 28,200 981
Konami Holdings Corp. 1,300 188
Kubota Corp. 50,700 637
Kyocera Corp. 44,800 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LY Corp. 15,100 49
M3, Inc. 7,800 128
MatsukiyoCocokara & Co. 2,800 57
MEIJI Holdings Co., Ltd. 6,100 126
Minebea Co., Ltd. 65,700 1,235
Mitsubishi Estate Co., Ltd. 40,500 933
Mitsubishi Gas Chemical Co., Inc. 15,500 276
Mitsubishi Heavy Industries, Ltd. 16,600 434
Mitsubishi UFJ Financial Group, Inc. 40,000 634
Mitsui Fudosan Co., Ltd. 12,000 131
Mizuho Financial Group, Inc. 10,900 365
MonotaRO Co., Ltd. 2,700 39
MS&AD Insurance Group Holdings,
Inc. 40,000 907
Murata Manufacturing Co., Ltd. 135,700 2,575
NEC Corp. 12,900 412
Nikon Corp. 13,800 160
Nintendo Co., Ltd. 11,300 968
Nippon Telegraph & Telephone Corp. 106,550 111
Nippon Television Holdings, Inc. 9,400 251
Nissan Motor Co., Ltd.(Æ) 106,600 261
Nitto Denko Corp. 71,400 1,692
Nomura Research Institute, Ltd. 4,900 188
Obayashi Corp. 7,100 116
Obic Co., Ltd. 2,000 70
Olympus Corp. 90,300 1,144
Ono Pharmaceutical Co., Ltd. 9,391 108
Oracle Corp. 900 92
Osaka Gas Co., Ltd. 2,200 64
Otsuka Holdings Co., Ltd. 4,800 256
Pan Pacific International Holdings
Corp. 23,000 152
Panasonic Holdings Corp. 27,300 297
Persol Holdings Co., Ltd. 163,800 299
Recruit Holdings Co., Ltd. 5,600 300
Resona Holdings, Inc. 235,400 2,396
Rinnai Corp. 10,900 258
Rohm Co., Ltd. 38,100 572
Sanrio Co., Ltd. 2,300 108
SCREEN Holdings Co., Ltd. 4,300 389
SCSK Corp. 1,900 57
Secom Co., Ltd. 5,200 191
Sega Sammy Holdings, Inc. 12,200 257
Sekisui Chemical Co., Ltd. 19,100 355
Shionogi & Co., Ltd. 35,900 635
SMC Corp. 1,400 428
SoftBank Corp. 723,800 1,065
SoftBank Group Corp. 4,300 546
Sompo Holdings, Inc. 34,700 1,072
Sony Financial Holdings, Inc.(Æ) 69,550 77
Sony Group Corp. 69,550 1,996
Stanley Electric Co., Ltd. 12,839 259
Subaru Corp. 20,844 427
Sumitomo Heavy Industries, Ltd. 8,000 192
Sumitomo Mitsui Financial Group, Inc. 16,900 473
Sumitomo Mitsui Trust Holdings, Inc. 28,000 812
Sumitomo Rubber Industries, Ltd. 18,400 223
Suntory Beverage & Food, Ltd. 38,900 1,217
Suzuki Motor Corp. 20,400 297
T&D Holdings, Inc. 41,000 1,002

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiheiyo Cement Corp. 4,900 127
Taisei Corp. 2,600 179
Taiyo Nippon Sanso Corp. 1,400 50
Takeda Pharmaceutical Co., Ltd. 27,100 791
TDK Corp. 112,100 1,622
THK Co., Ltd. 7,300 202
TIS, Inc. 1,700 56
Toho Co., Ltd. 1,900 122
Tokio Marine Holdings, Inc. 32,500 1,375
Tokyo Electron, Ltd. 13,010 2,346
Toray Industries, Inc. 46,400 296
Toyota Motor Corp. 13,600 260
Trend Micro, Inc. 1,700 93
Tsuruha Holdings, Inc. 22,500 360
Yamato Holdings Co., Ltd. 25,994 416
Zozo, Inc. 5,200 48
63,013
Luxembourg - 0.5%
ArcelorMittal SA 45,538 1,646
RTL Group SA 3,991 164
1,810
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 229,869 1,268
Mexico - 0.2%
America Movil SAB de CV - ADR 31,549 663
Fresnillo PLC 7,434 236
899
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 33,905 1,086
Adyen NV(Æ)(Þ) 693 1,112
Argenx SE(Æ) 1,117 821
ASML Holding NV 2,814 2,744
Ferrari NV 1,862 901
ING Groep NV 105,754 2,756
Koninklijke Ahold Delhaize NV 4,432 179
Koninklijke KPN NV 162,133 778
Koninklijke Philips NV 64,866 1,776
NN Group NV 12,078 853
Randstad NV 32,188 1,379
Universal Music Group NV 122,831 3,565
VEON, Ltd. - ADR(Æ) 3,212 175
18,125
New Zealand - 0.1%
Contact Energy, Ltd. 25,590 135
Meridian Energy, Ltd. 41,685 134
Xero, Ltd.(Æ) 447 47
316
Norway - 0.9%
DNB Bank ASA 33,530 916
Equinor ASA Class N 63,575 1,555
Gjensidige Forsikring ASA 7,023 206
Kongsberg Gruppen ASA 5,712 182
Norsk Hydro ASA 5,322 36
Orkla ASA 35,142 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telenor ASA 7,222 120
3,383
Poland - 0.4%
Zabka Group SA(Æ) 216,015 1,395
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
LUKOIL PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 2.0%
DBS Group Holdings, Ltd. 32,331 1,280
Grab Holdings, Ltd. Class A(Æ) 298,280 1,796
Oversea-Chinese Banking Corp., Ltd. 73,792 941
SEA, Ltd. - ADR(Æ) 14,538 2,598
Singapore Exchange, Ltd. 16,800 216
Singapore Technologies Engineering,
Ltd. 17,900 120
Singapore Telecommunications, Ltd. 331,800 1,061
8,012
South Africa - 0.3%
Anglo American PLC 10,035 378
MTN Group, Ltd. 67,308 567
Old Mutual, Ltd. 403,744 313
Valterra Platinum, Ltd. 1,165 83
1,341
South Korea - 1.6%
Coway Co., Ltd. 2,009 141
Hankook Tire & Technology Co., Ltd. 4,280 118
Hyundai Mobis Co., Ltd. 2,710 579
KB Financial Group, Inc. 7,220 596
KT Corp. - ADR 26,754 522
Samsung Electronics Co., Ltd. 22,164 1,332
Shinhan Financial Group Co., Ltd. 28,418 1,429
SK Hynix, Inc. 3,947 987
SK Telecom Co., Ltd. 11,763 455
6,159
Spain - 1.4%
Aena SME SA(Þ) 6,901 189
Banco Bilbao Vizcaya Argentaria SA 17,097 329
Banco Santander SA 37,496 392
CaixaBank SA 50,162 528
Endesa SA 14,408 460
Iberdrola SA 22,437 425
Industria de Diseno Textil SA 59,281 3,275
Telefonica SA 23,356 121
5,719
Sweden - 1.4%
Assa Abloy AB Class B 12,035 422
Atlas Copco AB Class A 42,007 715
Atlas Copco AB Class B 57,452 867
Essity Aktiebolag Class B 23,528 615
Industrivarden AB Class C 4,935 197

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Investor AB Class B 3,766 118
Lifco AB Class B 2,729 93
Saab AB Class B 3,123 190
Skanska AB Class B 10,848 283
SKF AB Class B 25,125 627
Svenska Cellulosa AB SCA Class B 19,365 256
Svenska Handelsbanken AB Class A 8,008 105
Tele2 AB Class B 17,450 298
Telefonaktiebolaget LM Ericsson Class
B 88,813 737
5,523
Switzerland - 4.0%
ABB, Ltd. 6,609 476
Adecco Group AG 11,291 320
Chocoladefabriken Lindt & Spruengli
AG 13 335
Cie Financiere Richemont SA Class A 1,998 383
Galderma Group AG 6,164 1,076
Geberit AG 180 136
Helvetia Holding AG 235 58
Julius Baer Group, Ltd. 17,049 1,186
Lonza Group AG 3,856 2,588
Partners Group Holding AG 517 675
Schindler Holding AG 537 204
SGS SA 5,581 581
Swatch Group AG (The) Class B 2,539 478
Swisscom AG 286 208
UBS Group AG 140,469 5,774
Zurich Insurance Group AG 1,685 1,203
15,681
Taiwan - 2.8%
Delta Electronics, Inc. 24,000 673
E Ink Holdings, Inc. 45,000 356
MediaTek, Inc. 15,000 650
Taiwan Semiconductor Manufacturing
Co., Ltd. 106,000 4,612
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 17,202 4,804
11,095
Thailand - 0.2%
Kasikornbank PCL - NVDR 155,300 803
United Kingdom - 9.8%
3i Group PLC 6,084 335
AstraZeneca PLC 12,838 1,961
Auto Trader Group PLC(Þ) 10,287 109
Babcock International Group PLC 8,081 145
BAE Systems PLC 14,553 403
Barclays PLC 251,203 1,288
British American Tobacco PLC 39,527 2,097
British Land Co. PLC (The)(ö) 62,070 292
BT Group PLC 306,573 789
Burberry Group PLC(Æ) 22,302 352
CK Hutchison Holdings, Ltd. Class B 79,313 523
Compass Group PLC 72,505 2,470
Croda International PLC 4,229 155
DCC PLC 5,758 372
Diageo PLC 12,372 294
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diploma PLC 25,005 1,787
easyJet PLC 76,595 479
Halma PLC 4,786 222
Hikma Pharmaceuticals PLC 5,730 132
HSBC Holdings PLC 180,284 2,545
Imperial Tobacco Group PLC 2,349 100
Intermediate Capital Group PLC 24,486 734
International Consolidated Airlines
Group SA 25,296 133
Intertek Group PLC 32,726 2,092
J Sainsbury PLC 367,526 1,654
Kingfisher PLC 110,109 460
Klarna Group PLC(Æ) 13,369 490
Land Securities Group PLC(ö) 50,140 394
Lloyds Banking Group PLC 115,627 130
London Stock Exchange Group PLC 11,553 1,327
National Grid PLC 21,307 307
NatWest Group PLC 22,338 157
Next PLC 1,516 252
Reckitt Benckiser Group PLC 38,715 2,990
RELX PLC 70,943 3,388
Rolls-Royce Holdings PLC 90,368 1,447
Schroders PLC 23,104 117
Smiths Group PLC 3,602 115
Standard Chartered PLC 108,527 2,103
Tate & Lyle PLC 37,223 225
Tesco PLC 108,391 650
Travis Perkins PLC 26,830 219
Unilever PLC 23,692 1,400
Wise PLC Class A(Æ) 53,828 752
WPP PLC 70,895 354
38,740
United States - 9.4%
Amdocs, Ltd. 15,008 1,231
Amrize, Ltd.(Æ) 9,989 484
Aon PLC Class A 3,392 1,210
BP PLC 171,816 986
CyberArk Software, Ltd.(Æ) 511 247
Experian PLC 3,487 176
Ferrovial SE 2,417 139
GSK PLC 135,798 2,920
Haleon PLC 660,572 2,984
Holcim AG(Æ) 8,534 726
James Hardie Industries PLC(Æ) 26,448 492
Linde PLC 6,606 3,138
Medtronic PLC 9,699 924
Nestle SA 18,261 1,677
Novartis AG 17,025 2,189
Roche Holding AG 9,103 2,996
Sanofi SA 36,964 3,494
Schneider Electric SE 18,244 5,150
Shell PLC 97,216 3,471
Spotify Technology SA(Æ) 1,927 1,345
Swiss Re AG 4,537 841
Tenaris SA 17,067 305
37,125
Total Common Stocks
(cost $298,471) 372,700

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.4%
Brazil - 0.0%
Raizen Energia SA
0.000% (Æ)(Ÿ) 385,686 74
Germany - 0.4%
Henkel AG & Co. KGaA
2.923% (Ÿ) 9,258 747
Volkswagen AG
7.130% (Ÿ) 6,653 720
1,467
Total Preferred Stocks
(cost $2,014) 1,541
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 11,414,503 (∞) 11,412
Total Short-Term Investments
(cost $11,412) 11,412
Total Investments - 97.9%
(identified cost $311,897) 385,653
Other Assets and Liabilities,
Net - 2.1%
8,099
Net Assets - 100.0%
393,752

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 33,905 17 .34 588
1,086
Adyen NV 04/19/22 EUR 693 1,747 .93 1,211
1,112
Aena SME SA 01/23/25 EUR 6,901 22 .86 158
189
Amundi SA 02/21/19 EUR 13,176 65 .00 856
1,049
Auto Trader Group PLC 08/04/23 GBP 10,287 8 .08 83
109
Axis Bank, Ltd. 04/12/24 HKD 4,515 65 .22 295
289
Larsen & Toubro, Ltd. 02/23/24 HKD 17,257 41 .50 716
715
WH Group, Ltd. 06/26/19 HKD 470,500 0 .80 378
511
Xiaomi Corp. 04/11/25 HKD 90,000 5 .80 523 627
5,687
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 12 EUR 947 10/25
11
DAX Index Futures 2 EUR 1,201 12/25
19
EURO STOXX 50 Index Futures 9 EUR 499 12/25
16
FTSE/MIB Index Futures 2 EUR 425 12/25
(3)
IBEX 35 Index Futures 3 EUR 465 10/25
11
OMXS30 Index Futures 9 SEK 2,398 10/25
5
S&P/TSX 60 Index Futures 87 CAD 30,847 12/25
519
SPI 200 Index Futures 66 AUD 14,640 12/25
(34)
TOPIX Index Futures 45 JPY 1,413,450 12/25 73
Short Positions
FTSE 100 Index Futures 27 GBP 2,540 12/25
(40)
Hang Seng Index Futures 19 HKD 25,566 10/25
(45)
MSCI Emerging Markets Index Futures 347 USD 23,591 12/25
(212)
MSCI Singapore Index Futures 75 SGD 3,355 10/25
6
S&P 500 E-Mini Index Futures 3 USD 1,011 12/25 (9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 317
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 2,304 AUD 3,471 12/17/25 (5)
BNP Paribas USD 4,137 CAD 5,702 12/17/25 (25)
BNP Paribas USD 3,597 JPY 524,722 12/17/25 (21)
BNP Paribas USD 1,149 SEK 10,636 12/17/25 (14)
BNP Paribas EUR 695 USD 820 12/17/25 —
BNP Paribas GBP 533 USD 723 12/17/25 6
Morgan Stanley USD 2,298 AUD 3,471 12/17/25 1
Morgan Stanley USD 4,134 CAD 5,702 12/17/25 (22)
Morgan Stanley USD 3,592 JPY 524,722 12/17/25 (17)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 1,143 SEK 10,636 12/17/25 (8)
Morgan Stanley EUR 695 USD 818 12/17/25 (2)
Morgan Stanley GBP 533 USD 722 12/17/25 4
Royal Bank of Canada USD 2,302 AUD 3,471 12/17/25 (3)
Royal Bank of Canada USD 4,135 CAD 5,702 12/17/25 (22)
Royal Bank of Canada USD 3,595 JPY 524,722 12/17/25 (20)
Royal Bank of Canada USD 1,146 SEK 10,636 12/17/25 (11)
Royal Bank of Canada EUR 695 USD 819 12/17/25 —
Royal Bank of Canada GBP 533 USD 723 12/17/25 5
Standard Chartered USD 2,297 AUD 3,471 12/17/25 2
Standard Chartered USD 4,134 CAD 5,702 12/17/25 (21)
Standard Chartered USD 3,594 JPY 524,722 12/17/25 (18)
Standard Chartered USD 1,143 SEK 10,636 12/17/25 (8)
Standard Chartered EUR 695 USD 818 12/17/25 (2)
Standard Chartered GBP 533 USD 722 12/17/25 5
State Street CHF 1,091 USD 1,383 12/17/25 1
State Street CHF 1,300 USD 1,645 12/17/25 (3)
State Street DKK 3,720 USD 587 12/17/25 (1)
State Street HKD 2,630 USD 339 12/17/25 —
State Street NOK 19,590 USD 1,975 12/17/25 12
State Street NZD 220 USD 131 12/17/25 3
UBS USD 2,306 AUD 3,471 12/17/25 (7)
UBS USD 4,140 CAD 5,702 12/17/25 (28)
UBS USD 3,598 JPY 524,722 12/17/25 (22)
UBS USD 1,149 SEK 10,636 12/17/25 (14)
UBS EUR 695 USD 820 12/17/25 —
UBS GBP 533 USD 724 12/17/25 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (249)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 8,018 $ —
$ —
$ 8,018
Austria — 2,792 —
—
2,792
Belgium — 1,101 —
—
1,101
Brazil 4,629 — —
—
4,629
Burkina Faso 349 — —
—
349
Canada 14,959 — —
—
14,959
China 2,537 14,739 —
—
17,276
Denmark — 5,887 —
—
5,887
Finland — 4,040 —
—
4,040
France — 32,050 —
—
32,050

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany 315 30,912 —
—
31,227
Hong Kong — 7,888 —
—
7,888
India 2,379 1,004 —
—
3,383
Indonesia — 2,254 —
—
2,254
Ireland — 3,988 —
—
3,988
Israel 290 323 —
—
613
Italy 893 10,946 —
—
11,839
Japan 77 62,936 —
—
63,013
Luxembourg — 1,810 —
—
1,810
Macao — 1,268 —
—
1,268
Mexico 663 236 —
—
899
Netherlands 175 17,950 —
—
18,125
New Zealand — 316 —
—
316
Norway — 3,383 —
—
3,383
Poland — 1,395 —
—
1,395
Russia — — —
—
—
Singapore 4,394 3,618 —
—
8,012
South Africa — 1,341 —
—
1,341
South Korea 522 5,637 —
—
6,159
Spain — 5,719 —
—
5,719
Sweden — 5,523 —
—
5,523
Switzerland — 15,681 —
—
15,681
Taiwan 4,804 6,291 —
—
11,095
Thailand — 803 —
—
803
United Kingdom 490 38,250 —
—
38,740
United States 8,095 29,030 —
—
37,125
Preferred Stocks 74 1,467 — — 1,541
Warrants and Rights — — — — —
Short-Term Investments — — — 11,412 11,412
Total Investments 45,645 328,596 — 11,412 385,653
Other Financial Instruments
Assets
Futures Contracts 660 — — — 660
Foreign Currency Exchange Contracts — 45 — — 45
Liabilities
Futures Contracts (343) — — — (343)
Foreign Currency Exchange Contracts — (294) — — (294)
Total Other Financial Instruments
*
$ 317 $ (249) $ — $ — $ 68

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
64,704
Consumer Staples ...............................................................................
24,808
Energy ................................................................................................
16,148
Financial Services ..............................................................................
100,041
Health Care ........................................................................................
33,997
Materials and Processing ...................................................................
30,534
Producer Durables ..............................................................................
41,263
Technology .........................................................................................
48,793
Utilities ...............................................................................................
12,412
Preferred Stocks
Consumer Discretionary ....................................................................
720
Consumer Staples ...............................................................................
747
Utilities ...............................................................................................
74
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
11,412
Total Investments ............................................................................... 385,653
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,507 $ 76,511 $ 78,605 $ (1) $ — $ 11,412 $ 478 $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.8%
Asset-Backed Securities - 3.7%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,770 1,771
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 539 540
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 833 836
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
6.026% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,670 1,671
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,160 1,167
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 322 324
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.315% due 04/25/47 (~)(Ê) 1,415 1,361
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 374 388
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,650 1,686
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,689 1,732
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 966 969
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,109 2,141
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,833 1,858
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 973 977
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.455% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 350 339
JPMorgan Mortgage Trust
Series 2024-HE3 Class A1
5.589% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 470 470
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 1,000 1,000
Series 2025-HE2 Class A1
5.633% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 2,388 2,390
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,895 1,821
Option One Mortgage Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 198 194
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 821 829
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,125 1,137
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 856 870
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 934 935
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,110 1,145
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 637 660
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,031 2,078
Towd Point Mortgage Trust
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 856 870
32,159
Corporate Bonds and Notes - 25.6%
Consumer Discretionary - 3.3%
American Airlines Pass-Through Trust
Series AA Class AA
3.650% due 02/15/29 473 460
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 440 333
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 154 158
Bath & Body Works, Inc.
6.950% due 03/01/33 234 244
Best Buy Co., Inc.
1.950% due 10/01/30 420 373
BorgWarner, Inc.
5.400% due 08/15/34 225 232
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,110 1,094
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.700% due 04/01/51 230 152
5.250% due 04/01/53 420 351
Series WI
3.750% due 02/15/28 1,378 1,357
4.200% due 03/15/28 420 418
Comcast Corp.
3.400% due 04/01/30 215 208
Series WI
2.937% due 11/01/56 630 373
Cummins, Inc.
5.450% due 02/20/54 500 498
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 918 923
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,065 1,047

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,089 1,088
Ford Motor Credit Co. LLC
7.122% due 11/07/33 509 544
Fox Corp.
Series WI
4.709% due 01/25/29 1,183 1,198
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,108 1,148
Home Depot, Inc. (The)
4.500% due 12/06/48 906 797
3.350% due 04/15/50 785 567
Hyatt Hotels Corp.
4.375% due 09/15/28 565 566
Hyundai Capital America
2.375% due 10/15/27 (Þ) 520 500
1.800% due 01/10/28 (Þ) 360 341
Kohl's Corp.
5.125% due 05/01/31 339 267
Las Vegas Sands Corp.
3.900% due 08/08/29 616 596
Lennar Corp.
Series WI
5.000% due 06/15/27 451 455
LKQ Corp.
Series WI
5.750% due 06/15/28 1,030 1,064
Lowe's Cos., Inc.
3.000% due 10/15/50 200 129
Macy's Retail Holdings LLC
4.500% due 12/15/34 148 130
5.125% due 01/15/42 132 105
4.300% due 02/15/43 76 55
Mattel, Inc.
3.750% due 04/01/29 (Þ) 1,331 1,288
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,039 1,012
Newell Brands, Inc.
6.875% due 04/01/36 352 351
7.000% due 04/01/46 185 163
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 679 689
Nordstrom, Inc.
5.000% due 01/15/44 327 241
Series WI
4.250% due 08/01/31 354 323
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 247 223
4.625% due 04/06/31 (Þ) 119 102
Series REGS
4.625% due 04/16/29 (Þ) 127 115
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 102 108
3.700% due 03/15/28 87 86
Steelcase, Inc.
5.125% due 01/18/29 193 193
Time Warner Cable LLC
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.500% due 09/01/41 677 620
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,083 1,085
Travel + Leisure Co.
6.000% due 04/01/27 275 279
Under Armour , Inc.
3.250% due 06/15/26 195 193
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,267 1,306
Series AA
4.150% due 08/25/31 454 440
2.700% due 05/01/32 514 469
VF Corp.
6.450% due 11/01/37 466 442
WarnerMedia Holdings, Inc.
Series WI
4.279% due 03/15/32 55 48
Whirlpool Corp.
2.400% due 05/15/31 338 286
4.700% due 05/14/32 104 96
5.500% due 03/01/33 243 232
5.750% due 03/01/34 282 273
Yum! Brands, Inc.
6.875% due 11/15/37 16 17
5.350% due 11/01/43 311 300
28,751
Consumer Staples - 1.9%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 160
3.500% due 03/15/29 (Þ) 50 48
Altria Group, Inc.
4.800% due 02/14/29 633 643
5.375% due 01/31/44 643 631
Avery Dennison Corp.
4.875% due 12/06/28 653 666
Coca-Cola Co. (The)
2.600% due 06/01/50 420 266
Conagra Brands, Inc.
1.375% due 11/01/27 971 915
Constellation Brands, Inc.
3.600% due 02/15/28 1,057 1,043
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 430 421
Flowers Foods, Inc.
2.400% due 03/15/31 592 525
General Mills, Inc.
5.500% due 10/17/28 1,226 1,272
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 1,317 1,296
Kraft Heinz Foods Co.
4.625% due 01/30/29 619 624
Kroger Co. (The)
5.400% due 07/15/40 1,014 1,014
5.500% due 09/15/54 670 653

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mars, Inc.
5.000% due 03/01/32 (Þ) 150 153
5.200% due 03/01/35 (Þ) 590 603
5.700% due 05/01/55 (Þ) 460 466
5.800% due 05/01/65 (Þ) 290 296
Molson Coors Beverage Co.
4.200% due 07/15/46 784 638
Philip Morris International, Inc.
5.750% due 11/17/32 1,030 1,097
6.375% due 05/16/38 330 370
Safeway, Inc.
7.250% due 02/01/31 200 216
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 759 754
3.000% due 10/15/30 (Þ) 520 476
Tyson Foods, Inc.
4.350% due 03/01/29 1,242 1,243
United Rentals North America, Inc.
3.875% due 11/15/27 97 96
16,585
Energy - 2.6%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 424 427
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,160 750
Buckeye Partners, LP
3.950% due 12/01/26 330 327
4.125% due 12/01/27 260 257
5.850% due 11/15/43 46 43
5.600% due 10/15/44 47 43
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 711 649
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 633 660
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 256
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 1,246 1,243
DCP Midstream Operating, LP
5.600% due 04/01/44 395 382
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 859 838
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 570
Energy Transfer, LP
5.550% due 02/15/28 1,060 1,091
5.000% due 05/15/50 780 668
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 820
Expand Energy Corp.
4.750% due 02/01/32 673 662
Exxon Mobil Corp.
3.452% due 04/15/51 230 168
Global Marine, Inc.
7.000% due 06/01/28 173 167
Kinder Morgan Energy Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.400% due 09/01/44 725 692
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 620 613
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 854 858
MPLX, LP
4.000% due 03/15/28 1,849 1,840
Murphy Oil Corp.
5.875% due 12/01/42 163 143
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 640
Occidental Petroleum Corp.
6.375% due 09/01/28 648 677
Oceaneering International, Inc.
6.000% due 02/01/28 194 197
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,121
5.650% due 11/01/28 470 488
6.100% due 11/15/32 355 380
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 100 99
4.800% due 05/15/30 (Þ) 100 97
7.500% due 07/15/38 (Þ) 99 105
6.875% due 04/15/40 (Þ) 190 196
Targa Resources Corp.
6.150% due 03/01/29 726 765
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 718
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 840
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 185 187
Transocean International, Ltd.
7.500% due 04/15/31 118 110
6.800% due 03/15/38 329 279
Valero Energy Corp.
4.350% due 06/01/28 15 15
Western Midstream Operating, LP
4.500% due 03/01/28 572 573
6.350% due 01/15/29 662 697
22,351
Financial Services - 7.8%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 530 538
Acadian Asset Management, Inc.
4.800% due 07/27/26 200 199
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 971
5.950% due 02/15/29 (Þ) 1,160 1,209
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 832
American Tower Corp.
5.500% due 03/15/28 725 747
5.450% due 02/15/34 360 374
American Tower Trust #1
5.490% due 03/15/28 (Þ) 2,647 2,695

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.652% due 03/23/28 (Þ) 903 888
Aon NA, Inc.
5.750% due 03/01/54 445 448
Ares Capital Corp.
2.875% due 06/15/28 1,295 1,236
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 967
AXIS Specialty Finance PLC
4.000% due 12/06/27 915 910
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 395 413
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,250 1,139
Series MTN
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 670 667
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 750 683
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 571
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 880 578
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 510 450
Block Financial LLC
2.500% due 07/15/28 608 577
Brandywine Operating Partnership, LP
3.950% due 11/15/27 515 506
8.300% due 03/15/28 8 8
Brown & Brown, Inc.
5.250% due 06/23/32 130 133
5.550% due 06/23/35 180 185
6.250% due 06/23/55 190 200
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 1,202 1,261
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 425 459
Citigroup, Inc.
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 1,282 1,267
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 555 516
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 695 626
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 785 814
CNO Financial Group, Inc.
5.250% due 05/30/29 681 693
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 195 196
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,019
Diversified Healthcare Trust
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
4.750% due 02/15/28 210 200
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 367
Enstar Group, Ltd.
4.950% due 06/01/29 928 937
EPR Properties
4.500% due 06/01/27 729 729
Equifax, Inc.
5.100% due 06/01/28 450 460
3.100% due 05/15/30 405 383
2.350% due 09/15/31 640 566
Equinix , Inc.
3.900% due 04/15/32 670 643
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 848
Genworth Holdings, Inc.
6.500% due 06/15/34 186 193
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 878 895
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 205 204
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 490 449
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 610 637
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 972
Hercules Capital, Inc.
3.375% due 01/20/27 966 948
Highwoods Realty, LP
4.125% due 03/15/28 1,064 1,052
Hudson Pacific Properties, LP
5.950% due 02/15/28 99 98
4.650% due 04/01/29 257 240
3.250% due 01/15/30 107 92
Intercontinental Exchange, Inc.
3.000% due 06/15/50 265 177
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 540 538
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 685 702
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 630 573
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 600 628
KeyBank National Association
5.000% due 01/26/33 890 895
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,129 1,104
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 583 633
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,388
Mercury General Corp.
4.400% due 03/15/27 1,083 1,078

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 405 368
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 325 254
Series 10YR
3.625% due 01/20/27 725 722
Series MTN
3.125% due 07/27/26 195 194
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 750 781
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,094
Nuveen LLC
4.000% due 11/01/28 (Þ) 295 294
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,136 1,102
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 310 288
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 330 346
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 767
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 215 227
Prospect Capital Corp.
3.437% due 10/15/28 391 351
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
SOFR + 2.380%)(Ê) 1,023 1,011
Raymond James Financial, Inc.
4.900% due 09/11/35 605 598
5.650% due 09/11/55 513 509
Realty Income Corp.
2.850% due 12/15/32 540 482
S&P Global, Inc.
2.300% due 08/15/60 360 188
Series WI
3.900% due 03/01/62 110 84
Sabra Health Care, LP
3.200% due 12/01/31 445 404
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 605 604
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 667
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 574 599
Series WI
4.400% due 07/13/27 180 181
Service Properties Trust
4.950% due 10/01/29 319 281
4.375% due 02/15/30 300 255
Simon Property Group, LP
1.750% due 02/01/28 265 252
3.250% due 09/13/49 950 666
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synchrony Financial
5.625% due 08/23/27 555 567
3.950% due 12/01/27 612 605
5.150% due 03/19/29 472 478
Synovus Financial Corp.
5.625% due 02/15/28 1,019 1,040
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 505 512
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 475 447
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 575 574
Unum Group
4.046% due 08/15/41 (Þ) 550 451
4.500% due 12/15/49 170 139
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,025 1,036
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 425 448
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 209 195
Vornado Realty, LP
2.150% due 06/01/26 45 44
3.400% due 06/01/31 279 251
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 944 911
Webster Financial Corp.
4.100% due 03/25/29 1,267 1,240
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 650 670
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,370 1,424
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 202 197
Zions Bancorp NA
3.250% due 10/29/29 366 344
68,746
Health Care - 1.5%
AbbVie, Inc.
5.400% due 03/15/54 235 234
Series WI
3.200% due 11/21/29 265 256
4.250% due 11/21/49 685 578
Amgen, Inc.
5.150% due 03/02/28 405 414
4.200% due 02/22/52 200 160
Biogen, Inc.
5.750% due 05/15/35 240 251
6.450% due 05/15/55 360 386

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bristol-Myers Squibb Co.
2.550% due 11/13/50 555 333
5.550% due 02/22/54 370 369
5.650% due 02/22/64 290 288
Series WI
3.900% due 02/20/28 380 380
Cardinal Health, Inc.
4.900% due 09/15/45 275 248
Centene Corp.
2.450% due 07/15/28 800 744
3.000% due 10/15/30 1,010 903
CVS Health Corp.
4.300% due 03/25/28 15 15
4.250% due 04/01/50 1,210 946
Elevance Health, Inc.
4.750% due 02/15/30 215 219
5.200% due 02/15/35 570 581
HCA, Inc.
5.625% due 09/01/28 1,018 1,050
5.750% due 03/01/35 530 554
Series WI
3.625% due 03/15/32 585 549
Merck & Co., Inc.
2.750% due 12/10/51 630 397
Pfizer, Inc.
4.750% due 05/19/33 540 546
2.550% due 05/28/40 330 243
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 535 511
Tenet Healthcare Corp.
6.875% due 11/15/31 171 185
Toledo Hospital (The)
4.982% due 11/15/45 125 106
6.015% due 11/15/48 359 345
UnitedHealth Group, Inc.
5.875% due 02/15/53 880 906
6.050% due 02/15/63 405 423
13,120
Materials and Processing - 0.7%
Celanese US Holdings LLC
7.050% due 11/15/30 482 497
6.879% due 07/15/32 72 74
7.200% due 11/15/33 388 403
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,061 1,063
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 195 201
H.B. Fuller Co.
4.000% due 02/15/27 223 220
Huntsman International LLC
4.500% due 05/01/29 38 36
2.950% due 06/15/31 150 127
5.700% due 10/15/34 105 96
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 1,442 1,372
2.300% due 11/01/30 (Þ) 685 613
LYB International Finance III LLC
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.800% due 10/01/60 1,163 749
RPM International, Inc.
3.750% due 03/15/27 540 536
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 174 189
United States Steel Corp.
6.650% due 06/01/37 180 187
6,363
Producer Durables - 1.9%
Avnet, Inc.
6.250% due 03/15/28 1,030 1,071
Caterpillar, Inc.
5.200% due 05/15/35 700 724
Flowserve Corp.
3.500% due 10/01/30 265 253
Fluor Corp.
4.250% due 09/15/28 312 309
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 622 607
6.750% due 01/15/31 (Þ) 177 185
HEICO Corp.
5.250% due 08/01/28 550 564
Hexcel Corp.
4.200% due 02/15/27 1,084 1,077
Honeywell International, Inc.
4.500% due 01/15/34 395 391
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,102 1,085
Ingersoll Rand, Inc.
5.400% due 08/14/28 507 524
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 848
Kirby Corp.
4.200% due 03/01/28 1,052 1,049
Lennox International, Inc.
5.500% due 09/15/28 431 446
Masco Corp.
1.500% due 02/15/28 1,373 1,292
Nordson Corp.
5.600% due 09/15/28 528 547
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 510 545
Republic Services, Inc.
5.000% due 04/01/34 340 349
RTX Corp.
4.125% due 11/16/28 980 978
6.400% due 03/15/54 405 453
United Parcel Service, Inc.
5.250% due 05/14/35 470 486
5.950% due 05/14/55 480 502
Waste Management, Inc.
4.625% due 02/15/33 575 581
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 649
XPO CNW, Inc.
6.700% due 05/01/34 83 89

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,029 1,050
16,654
Technology - 2.6%
Apple, Inc.
3.000% due 06/20/27 735 726
Belo Corp.
7.750% due 06/01/27 130 136
7.250% due 09/15/27 52 54
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 1,307 1,277
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 855
Crane NXT Co.
6.550% due 11/15/36 65 70
4.200% due 03/15/48 265 177
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 555 559
Entegris , Inc.
4.750% due 04/15/29 (Þ) 1,225 1,215
Fiserv, Inc.
5.375% due 08/21/28 943 972
3.500% due 07/01/29 445 432
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 1,235 1,313
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 835
3.750% due 10/01/30 (Þ) 458 433
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 425 422
5.600% due 10/15/54 440 421
Hubbell, Inc.
3.150% due 08/15/27 568 558
Intuit, Inc.
5.200% due 09/15/33 510 533
5.500% due 09/15/53 325 327
Jabil, Inc.
3.600% due 01/15/30 510 492
Kyndryl Holdings, Inc.
6.350% due 02/20/34 375 401
Marvell Technology, Inc.
5.950% due 09/15/33 215 230
5.450% due 07/15/35 240 248
Series *
4.875% due 06/22/28 325 330
Meta Platforms, Inc.
4.600% due 05/15/28 705 719
5.400% due 08/15/54 505 499
Micron Technology, Inc.
5.375% due 04/15/28 695 717
Motorola Solutions, Inc.
4.600% due 05/23/29 770 778
2.300% due 11/15/30 225 203
MSCI, Inc.
4.000% due 11/15/29 (Þ) 976 954
NetApp, Inc.
2.700% due 06/22/30 555 514
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.700% due 03/17/35 469 490
News Corp.
3.875% due 05/15/29 (Þ) 627 606
Oracle Corp.
3.250% due 11/15/27 950 933
2.300% due 03/25/28 1,349 1,290
2.875% due 03/25/31 630 579
5.200% due 09/26/35 340 342
3.950% due 03/25/51 215 160
5.950% due 09/26/55 340 339
Seagate Data Storage Technology Pte ,
Ltd.
4.091% due 06/01/29 (Þ) 191 185
VMware LLC
1.800% due 08/15/28 929 871
23,195
Utilities - 3.3%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 678 709
Ameren Illinois Co.
3.800% due 05/15/28 385 383
American Electric Power Co., Inc.
5.200% due 01/15/29 673 694
American Water Capital Corp.
5.700% due 09/01/55 173 176
AT&T, Inc.
4.250% due 03/01/27 535 536
4.550% due 11/01/32 306 305
4.900% due 11/01/35 567 563
3.650% due 06/01/51 980 709
3.850% due 06/01/60 552 393
Avangrid , Inc.
3.800% due 06/01/29 511 502
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 618 672
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 885 870
CenterPoint Energy Houston Electric
LLC
Series K2
6.950% due 03/15/33 586 667
Dominion Energy South Carolina, Inc.
6.250% due 10/15/53 943 1,036
DTE Electric Co.
Series A
1.900% due 04/01/28 275 261
DTE Energy Co.
Series C
3.400% due 06/15/29 545 527
Duke Energy Carolinas LLC
2.450% due 08/15/29 750 705
Duke Energy Corp.
3.750% due 09/01/46 791 607
Duke Energy Progress LLC
3.450% due 03/15/29 505 495
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 671 645
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 500 504

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 519 525
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 98 92
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 592 586
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 953
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,190
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 750 539
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 950 930
PacifiCorp
3.500% due 06/15/29 290 282
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 88 93
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 865 906
Sempra
3.700% due 04/01/29 695 682
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 573 560
Southern California Edison Co.
2.250% due 06/01/30 932 836
Southern Co. (The)
5.113% due 08/01/27 603 613
Sprint Capital Corp.
6.875% due 11/15/28 1,167 1,255
System Energy Resources, Inc.
6.000% due 04/15/28 557 579
T-Mobile USA, Inc.
4.950% due 03/15/28 375 382
3.375% due 04/15/29 138 134
5.750% due 01/15/34 613 649
Series WI
3.750% due 04/15/27 505 502
3.300% due 02/15/51 575 391
Verizon Communications, Inc.
3.550% due 03/22/51 1,615 1,181
Series WI
4.272% due 01/15/36 554 519
Virginia Electric and Power Co.
5.550% due 08/15/54 215 213
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,180 1,170
4.300% due 07/15/29 (Þ) 1,170 1,161
28,882
224,647
International Debt - 15.1%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 238 242
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 806 813
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 461
3.300% due 01/30/32 580 535
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 393 392
AGL CLO, Ltd.
Series 2022-21A Class A1R
5.685% due 10/21/37 (~)(Ê)(Þ) 4,400 4,414
Series 2025-23A Class A1R
5.475% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 2,550 2,550
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 705 699
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 645
America Movil SAB de CV
3.625% due 04/22/29 1,273 1,244
Ares CLO, Ltd.
Series 2022-67A Class A1R
5.509% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,530 1,531
Series 2025-ALF8 Class A1
5.569% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 552
AstraZeneca PLC
2.125% due 08/06/50 265 151
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 580
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 520 499
Bain Capital Credit CLO, Ltd.
Series 2024-2A Class A1
5.838% due 07/15/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 1,500 1,506
Series 2025-4A Class A1
1.000% due 01/17/39 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 1,000 1,000
Series 2025-4A Class D1
1.000% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,750 1,750
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 720 717
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 1,096 1,098
Banco Santander SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.490% due 05/28/30 600 577
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 858 968
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 1,318 1,295
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 694
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 820
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 1,132 1,146
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,177
Barings CLO, Ltd.
Series 2025-1A Class A
5.456% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,400 1,401
Series 2025-1A Class A1R2
5.578% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,040 3,045
BAT Capital Corp.
Series WI
4.540% due 08/15/47 640 537
Bellemeade Re, Ltd.
Series 2023-1 Class M1A
6.556% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 881 883
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 686 717
BNP Paribas SA
4.625% due 03/13/27 (Þ) 1,318 1,322
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,132
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 169 187
British Airways Pass-Through Trust
Series 2018-1 Class AA
3.800% due 09/20/31 (Þ) 487 477
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 257 267
Canadian Natural Resources, Ltd.
2.950% due 07/15/30 605 567
5.850% due 02/01/35 661 689
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 680
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class AR2
5.816% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 2,000 2,008
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 650 519
Celulosa Arauco y Constitucion SA
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.875% due 11/02/27 834 824
Cencosud SA
4.375% due 07/17/27 (Þ) 1,172 1,174
Cenovus Energy, Inc.
2.650% due 01/15/32 984 870
CI Financial Corp.
3.200% due 12/17/30 364 327
CIFC Funding, Ltd.
Series 2024-5A Class A1R3
5.702% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 2,300 2,306
Credit Agricole SA
3.250% due 01/14/30 (Þ) 750 708
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 1,115 1,097
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 592
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,207
Deutsche Bank AG
3.729% due 01/14/32 (SOFR +
2.757%)(Ê) 1,056 989
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 276
Deutsche Telekom International
Finance BV
8.750% due 06/15/30 587 692
Diageo Capital PLC
5.625% due 10/05/33 650 690
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 2,700 2,741
Eagle RE, Ltd.
Series 2021-2 Class M1C
7.806% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 895 905
Series 2021-2 Class M2
8.606% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,718
Elmwood CLO V, Ltd.
Series 2024-2A Class ARR
5.696% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 3,700 3,719
EMD Finance LLC
4.625% due 10/15/32 (Þ) 330 329
5.000% due 10/15/35 (Þ) 550 550
Emera US Finance, LP
Series WI
2.639% due 06/15/31 856 764
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 440
Series 16-A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 627
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 1,011
Eni USA, Inc.
7.300% due 11/15/27 1,009 1,070
Export-Import Bank of Korea
4.875% due 01/11/26 1,160 1,162
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.648% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 3,000 3,014
Series 2025-30A Class A1
5.443% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,100 1,099
Fresenius Medical Care US Finance
III, Inc.
1.875% due 12/01/26 (Þ) 1,184 1,147
Gildan Activewear , Inc.
4.700% due 10/07/30 (Þ) 203 203
0.000% due 10/07/35 (Þ)(ž) 203 203
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 650 676
5.893% due 04/04/54 (Þ) 320 323
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.261% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 52 52
Home RE, Ltd.
Series 2022-1 Class B1
13.356% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 1,430 1,634
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 637
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 335
Series **
7.625% due 05/17/32 669 746
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 599 591
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 650 645
6.375% due 07/01/55 (Þ) 740 767
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 877
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,125
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,105 1,063
Kuwait International Government Bond
4.016% due 10/09/28 5,760 5,760
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,111
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 747 709
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 130 137
5.150% due 03/17/30 (Þ) 445 451
6.500% due 03/26/31 (Þ) 180 193
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,865 2,792
Magnetite CLO, Ltd.
Series 2025-26A Class AR2
5.469% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,410 1,410
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 154
Methanex Corp.
5.250% due 12/15/29 147 147
5.650% due 12/01/44 151 129
Mexico Government International
Bond
5.375% due 03/22/33 1,698 1,698
Series 10
5.625% due 09/22/35 310 309
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 1,101 1,090
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 874
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 729
NBK SPC, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 667 649
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 258 253
4.810% due 09/17/30 (Þ) 38 36
Nokia Oyj
4.375% due 06/12/27 1,157 1,154
NTT Finance Corp.
5.502% due 07/16/35 (Þ) 500 517
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.356% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 277 278
OCP CLO, Ltd.
Series 2021-22A Class AR
5.676% due 10/20/37 (~)(Ê)(Þ) 1,600 1,605
Series 2025-45A Class D1
1.000% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,300 1,300
Octagon Investment Partners 32, Ltd.
Series 2017-1A Class A1R3
5.698% due 10/31/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 1,400 1,407
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 336
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 98
Prosus NV

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
4.850% due 07/06/27 (Þ) 1,160 1,168
3.832% due 02/08/51 (Þ) 710 479
Radnor RE, Ltd.
Series 2023-1 Class M1A
7.056% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 586 586
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.844% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,003
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 625
Rogers Communications, Inc.
5.000% due 02/15/29 275 280
5.300% due 02/15/34 535 543
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 510 541
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 386 383
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 1,228 1,200
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 710 714
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 771 782
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 676
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 1,149 1,125
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 195 206
Suncor Energy, Inc.
7.000% due 11/15/28 746 801
Telecom Italia Capital SA
6.375% due 11/15/33 104 109
6.000% due 09/30/34 355 360
7.200% due 07/18/36 134 144
7.721% due 06/04/38 172 191
Tesco PLC
6.150% due 11/15/37 (Þ) 623 649
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,616 1,613
TransAlta Corp.
6.500% due 03/15/40 182 183
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 427
UBS Group AG
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 600 534
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 750 940
UniCredit SpA
3.127% due 06/03/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 1,414 1,302
United Utilities PLC
6.875% due 08/15/28 800 855
UPM- Kymmene Oyj
7.450% due 11/26/27 (Þ) 699 740
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 836
8.000% due 11/15/32 (Þ) 268 312
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 478 463
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 699 739
Voya CLO, Ltd.
Series 2024-4A Class A1RR
5.678% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 1,000 1,004
132,251
Mortgage-Backed Securities - 27.2%
Alternative Loan Trust
Series 2007-16CB Class 1A5
5.102% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 203 129
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.968% due 08/20/42 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,090 2,099
Series 2025-FL1 Class B
6.427% due 08/20/42 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,290 1,288
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.335% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 560 560
Series 2021-FL4 Class A
5.615% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 559 559
Series 2022-FL1 Class A
5.822% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,206 1,207
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 523 520
BDS LLC
Series 2022-FL11 Class ATS
5.934% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 2,234 2,234
Series 2025-FL14 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.415% due 10/21/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 697 698
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 4,269 4,300
BX Commercial Mortgage Trust
Series 2021-CIP Class D
5.936% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 2,352 2,350
Series 2024-MDHS Class A
5.792% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,325 2,328
Series 2024-MDHS Class B
5.991% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,407 1,406
BX Trust
Series 2024-BIO Class C
6.790% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,674
Series 2024-VLT4 Class C
6.291% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 2,093 2,094
Series 2025-ROIC Class C
5.693% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,021 1,017
Series 2025-ROIC Class D
6.143% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,441 3,427
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,923
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 3,244 2,628
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.656% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,338 1,338
Series 2025-9 Class A4
6.000% due 06/25/56 (~)(Ê)(Þ) 1,275 1,295
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 801
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.496% due 06/27/37 (~)(Ê)(Þ) 178 162
DK Trust
Series 2024-SPBX Class A
5.650% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 752
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,375 1,386
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
5.785% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 2,529 2,524
Fannie Mae
2.600% due 2031 369 339
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
6.000% due 2032 5 5
5.000% due 2033 1 2
5.500% due 2034 4 4
4.500% due 2035 113 114
5.500% due 2037 36 38
5.500% due 2038 147 152
6.000% due 2039 13 14
4.000% due 2040 97 94
5.500% due 2040 184 192
6.000% due 2040 40 43
4.000% due 2041 142 139
6.000% due 2041 64 68
3.500% due 2043 354 335
4.000% due 2044 339 330
3.500% due 2045 419 393
3.000% due 2046 61 55
3.500% due 2046 87 82
4.000% due 2046 411 397
4.500% due 2046 144 143
3.000% due 2047 247 225
3.500% due 2047 193 182
4.000% due 2047 34 33
4.500% due 2048 482 477
5.000% due 2048 95 96
3.000% due 2049 2,853 2,535
4.000% due 2049 464 446
5.000% due 2049 208 210
2.500% due 2050 5,463 4,633
3.000% due 2050 5,354 4,770
2.000% due 2051 10,592 8,613
2.500% due 2051 425 364
4.000% due 2052 4,492 4,253
4.500% due 2053 6,628 6,455
5.000% due 2053 2,704 2,695
5.500% due 2053 3,768 3,825
5.000% due 2055 3,278 3,253
30 Year TBA(Ï)
5.000% 7,499 7,436
5.500% 450 454
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 77 78
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 1 1
Series 2005-24 Class ZE
5.000% due 04/25/35 52 53
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,331 1,347
Freddie Mac
5.500% due 2038 115 120
6.000% due 2038 34 36
5.000% due 2040 58 59
4.000% due 2041 420 410
4.500% due 2041 59 59
5.500% due 2041 68 71
3.500% due 2043 227 216

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
4.000% due 2044 156 151
3.500% due 2045 326 309
4.000% due 2045 159 154
3.000% due 2046 1,142 1,037
4.000% due 2046 75 72
3.000% due 2047 412 375
3.000% due 2048 61 55
4.000% due 2048 445 429
4.500% due 2048 124 122
3.000% due 2049 145 130
2.500% due 2050 1,311 1,131
3.000% due 2050 2,189 1,954
2.000% due 2051 1,778 1,448
2.500% due 2051 62 54
4.000% due 2052 5,515 5,221
4.500% due 2052 6,350 6,186
5.500% due 2053 4,100 4,149
6.000% due 2054 3,536 3,617
5.000% due 2055 6,732 6,740
5.500% due 2055 6,584 6,692
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 19 19
Series 2006-R007 Class ZA
6.000% due 05/15/36 68 71
Series 2010-3632 Class PK
5.000% due 02/15/40 23 23
Series 2010-3653 Class B
4.500% due 04/15/30 38 38
Series 2012-4010 Class KM
3.000% due 01/15/42 24 23
Ginnie Mae II
2.500% due 2052 5,647 4,862
5.500% due 2055 5,287 5,347
6.000% due 2055 9,885 10,067
30 Year TBA(Ï)
4.500% 1,100 1,067
5.000% 4,750 4,724
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/10/38 (~)(Ê)(Þ) 1,899 1,895
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.649% due 01/13/40 (~)(Ê)(Þ) 971 1,003
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 61 55
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 110 98
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,690 2,496
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,311 2,146
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 620 558
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,320 2,053
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,052 931
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,384 2,110
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,103 1,008
Series 2024-HE2 Class A1
5.589% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,203 1,203
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 703 708
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 2,209 2,226
Series 2025-HE1 Class A1
5.539% due 07/20/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 2,636 2,634
Series 2025-HE1 Class M1
5.789% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,200 2,202
MF1 LLC
Series 2022-FL9 Class A
6.284% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,427 3,430
Series 2024-FL14 Class A
5.871% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,620 2,631
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.065% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 617 617
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 46
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 8
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 836 836
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 1,617 1,586
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 1,957 1,964
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 2,129 2,134
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 1,071 1,072
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 1,694 1,696
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,090
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 3,703 3,666
RCKT Mortgage Trust
Series 2023-CES2 Class A1A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
6.808% due 09/25/43 (~)(Ê)(Þ) 490 495
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 730 735
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,926 2,955
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 3,171 3,203
Series 2025-CES4 Class A1A
5.811% due 05/25/55 (~)(Ê)(Þ) 2,644 2,684
RFR Trust
Series 2025-SGRM Class B
5.863% due 03/11/29 (~)(Ê)(Þ) 3,048 3,115
Series 2025-SGRM Class C
6.013% due 03/11/29 (~)(Ê)(Þ) 2,385 2,422
Saluda Grade Alternative Mortgage
Trust
Series 2025-LOC4 Class A1A
6.106% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,573 2,577
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 53 49
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.393% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,633
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 1,225 1,234
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 1,460 1,475
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 2,824 2,857
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 302 259
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 742 650
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.929% due 06/20/44 (~)(Ê)(Þ) 78 75
238,830
Non-US Bonds - 5.9%
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 803 460
Series 162
1.750% due 06/21/51 (Þ) AUD 4,214 1,480
Colombia Government International
Bond
3.750% due 09/19/28 EUR 2,497 2,929
Colombian TES
Series B
6.000% due 04/28/28 COP 3,400,200 794
13.250% due 02/09/33 COP 16,485,000 4,545
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hong Kong Government Bond
Programme
1.680% due 01/21/26 HKD 1,200 153
1.250% due 06/29/27 HKD 13,000 1,634
Iceland Rikisbref
6.500% due 01/24/31 ISK 173,264 1,400
6.500% due 02/15/38 ISK 10,987 88
Japan 30 Year Government
International Bond
Series 80
1.800% due 09/20/53 JPY 311,000 1,610
Series 81
1.600% due 12/20/53 JPY 401,050 1,968
Series 82
1.800% due 03/20/54 JPY 47,750 245
Series 84
2.100% due 09/20/54 JPY 364,950 2,009
Series 85
2.300% due 12/20/54 JPY 214,200 1,234
Series 87
2.800% due 06/20/55 JPY 55,850 358
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 369,850 1,150
Series 17
2.200% due 03/20/64 JPY 109,200 566
Mexico Government International
Bond
4.500% due 03/19/34 EUR 860 1,025
2.250% due 08/12/36 EUR 243 232
5.125% due 05/04/37 EUR 494 594
4.000% due 12/31/99 EUR 1,011 832
New Zealand International Government
Bond
Series 0531
1.500% due 05/15/31 NZD 6,609 3,426
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 4,519 5,332
Series EMTN
3.750% due 11/16/25 (Þ) GBP 1,145 1,536
Republic of South Africa Government
International Bond
Series 2032
8.250% due 03/31/32 ZAR 29,056 1,661
Series 2035
8.875% due 02/28/35 ZAR 20,670 1,176
Romanian Government International
Bond
5.625% due 02/22/36 (Þ) EUR 708 807
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 2,019
1.750% due 07/13/30 (Þ) EUR 321 331
3.750% due 02/07/34 (Þ) EUR 901 921
2.625% due 12/02/40 (Þ) EUR 1,651 1,236
2.875% due 04/13/42 (Þ) EUR 1,465 1,101
4.625% due 04/03/49 (Þ) EUR 424 384
3.375% due 01/28/50 (Þ) EUR 104 77
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.276% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 668
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,902 3,470
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 1,628 2,242
51,693
United States Government Agencies - 0.3%
Federal Farm Credit Bank Funding
Corp.
5.130% due 05/19/33 2,955 2,947
United States Government Treasuries - 6.0%
United States Treasury Notes
1.625% due 09/30/26 1,680 1,646
4.625% due 11/15/26 1,190 1,202
2.375% due 05/15/27 1,490 1,460
0.375% due 07/31/27 1,577 1,487
0.500% due 08/31/27 1,215 1,145
4.250% due 01/15/28 2,500 2,534
0.750% due 01/31/28 1,272 1,191
2.750% due 02/15/28 2,074 2,033
2.875% due 05/15/28 1,298 1,274
3.125% due 11/15/28 163 161
5.250% due 11/15/28 1,538 1,607
4.125% due 03/31/29 1,670 1,695
2.375% due 05/15/29 1,950 1,865
4.000% due 10/31/29 1,071 1,083
1.750% due 11/15/29 691 641
4.375% due 12/31/29 1,229 1,261
4.250% due 01/31/30 2,019 2,062
0.625% due 08/15/30 2,294 1,978
3.625% due 09/30/30 375 373
0.875% due 11/15/30 1,017 882
1.125% due 02/15/31 760 664
1.250% due 08/15/31 925 800
1.875% due 02/15/32 797 707
2.750% due 08/15/32 1,815 1,687
3.875% due 08/31/32 1,095 1,092
3.875% due 09/30/32 1,200 1,196
3.375% due 05/15/33 444 427
3.875% due 08/15/33 300 298
4.500% due 11/15/33 1,385 1,432
4.000% due 02/15/34 765 763
4.375% due 05/15/34 620 634
3.875% due 08/15/34 2,068 2,037
4.250% due 11/15/34 1,088 1,101
4.625% due 02/15/35 1,826 1,898
4.250% due 08/15/35 308 311
4.500% due 02/15/36 385 397
1.375% due 11/15/40 631 411
3.125% due 11/15/41 490 408
2.750% due 11/15/42 1,000 774
3.125% due 02/15/43 538 439
2.875% due 05/15/43 764 598
4.625% due 11/15/44 668 662
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
2.875% due 08/15/45 499 379
4.875% due 08/15/45 333 340
3.000% due 05/15/47 848 646
2.750% due 11/15/47 133 96
3.000% due 02/15/48 472 356
3.125% due 05/15/48 593 457
3.375% due 11/15/48 549 441
2.875% due 05/15/49 183 134
1.250% due 05/15/50 429 211
2.375% due 05/15/51 1,100 708
2.000% due 08/15/51 581 340
1.875% due 11/15/51 568 321
4.000% due 11/15/52 445 394
4.250% due 02/15/54 415 383
4.625% due 05/15/54 460 452
4.625% due 02/15/55 300 295
4.750% due 05/15/55 903 906
53,175
Total Long-Term Fixed
Income Investments
(cost $743,052) 735,702
Short-Term Investments - 16.5%
Japan Treasury Discount Bills
Series 1321
0.000% due 10/27/25 (ž) JPY 1,300,000 8,788
Series 1333
0.000% due 12/22/25 (ž) JPY 2,504,000 16,914
U.S. Cash Management Fund(@) 56,780,944 (∞) 56,769
United States Treasury Bills
3.927% due 10/30/25 (ž) 62,819 62,614
Total Short-Term Investments
(cost $145,036) 145,085
Total Investments - 100.3%
(identified cost $888,088) 880,787
Other Assets and Liabilities,
Net - (0.3)%
(2,995)
Net Assets - 100.0%
877,792

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
34.9%
200 Park Funding Trust 02/25/25 530,000 100.00 530
539
ACWA Power Management and Investments One, Ltd. 01/11/24 238,134 97.20 231
242
Africa Finance Corp. 11/02/21 393,000 100.59 395
392
AGL CLO, Ltd. 01/31/25 2,550,000 100.00 2,550
2,550
AGL CLO, Ltd. 04/01/25 4,400,000 99.97 4,399
4,414
Aircastle , Ltd. 08/03/22 1,007,000 92.22 929
971
Aircastle , Ltd. 10/30/24 1,160,000 101.94 1,182
1,209
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 98.20 157
160
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 50,000 94.56 47
48
Alimentation Couche-Tard, Inc. 09/12/23 705,000 96.59 681
699
Alliant Energy Finance LLC 08/13/25 678,000 104.96 712
709
Allianz SE 10/30/24 600,000 106.12 637
645
American Tower Trust #1 06/21/23 2,647,000 100.37 2,657
2,695
American Tower Trust #1 05/08/24 903,000 95.97 867
888
Antero Resources Corp. 01/07/25 424,000 97.59 414
427
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,290,000 99.75 1,287
1,288
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,090,000 99.75 2,085
2,099
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 560,414 99.97 560
560
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 558,937 100.00 559
559
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,206,489 99.98 1,206
1,207
Ares CLO, Ltd. 12/19/24 550,000 100.00 550
552
Ares CLO, Ltd. 01/21/25 1,530,000 100.00 1,530
1,531
Audax Senior Debt CLO LLC 02/21/25 1,770,000 100.00 1,770
1,771
Australia and New Zealand Banking Group, Ltd. 10/30/24 650,000 85.98 559
580
Australia Government International Bond 04/01/25 AUD 4,214,000 33.78 1,424
1,480
Australia Government International Bond 04/01/25 AUD 803,000 54.39 437
460
Avolon Holdings Funding, Ltd. 10/30/24 520,000 94.43 491
499
Bain Capital Credit CLO, Ltd. 04/17/25 1,500,000 99.90 1,499
1,506
Bain Capital Credit CLO, Ltd. 09/18/25 1,000,000 100.00 1,000
1,000
Bain Capital Credit CLO, Ltd. 09/18/25 1,750,000 100.00 1,750
1,750
Banco de Bogota SA 12/12/24 720,000 97.83 704
717
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 08/08/24 1,096,000 98.29 1,077
1,098
Bangkok Bank PCL 05/13/25 858,000 111.23 954
968
Barclays Mortgage Loan Trust 03/26/24 522,775 97.86 512
520
Barings CLO, Ltd. 12/20/24 3,040,000 100.00 3,040
3,045
Barings CLO, Ltd. 02/14/25 1,400,000 100.00 1,400
1,401
BDS LLC 04/04/22 2,234,138 100.00 2,234
2,234
BDS LLC 02/21/25 697,000 99.76 695
698
Bellemeade Re, Ltd. 10/18/23 881,332 100.00 881
883
Bimbo Bakeries USA, Inc. 02/11/25 686,000 102.36 702
717
Blackstone Holdings Finance Co. LLC 10/30/24 510,000 86.38 440
450
BNP Paribas SA 06/10/20 1,318,000 101.55 1,338
1,322
BNP Paribas SA 10/30/24 1,095,000 101.18 1,108
1,132
Bombardier, Inc. 06/11/25 169,000 107.44 182
187
Booz Allen Hamilton, Inc. 05/13/25 1,307,000 95.41 1,247
1,277
BRAVO Residential Funding Trust 10/09/24 539,063 99.99 539
540
BRAVO Residential Funding Trust 04/08/25 4,269,317 100.00 4,269
4,300
British Airways Pass-Through Trust 12/06/24 487,147 96.91 472
477
Brooklyn Union Gas Co. (The) 07/07/25 885,000 97.18 860
870
Business Jet Securities LLC 09/06/24 832,728 100.00 833
836
BX Commercial Mortgage Trust 12/02/21 2,352,171 99.89 2,350
2,350
BX Commercial Mortgage Trust 05/02/24 2,325,350 99.77 2,320
2,328
BX Commercial Mortgage Trust 05/02/24 1,406,768 99.77 1,403
1,406
BX Trust 01/24/24 5,702,000 99.77 5,689
5,674
BX Trust 02/20/25 1,021,018 99.78 1,019
1,017
BX Trust 02/20/25 3,440,581 99.78 3,433
3,427
BX Trust 06/13/25 2,093,000 99.75 2,088
2,094
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.56 3,407
2,923
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 81.78 2,653
2,628
Cameron LNG LLC 05/12/25 711,000 88.80 631
649
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 2,000,000 99.90 1,998
2,008
Carnival Corp. 09/16/24 1,110,000 97.18 1,079
1,094
Cellnex Telecom SA 10/30/24 650,000 79.15 514
519
Cencosud SA 09/12/23 1,172,000 96.26 1,128
1,174
CF Industries, Inc. 12/07/23 1,061,000 98.85 1,049
1,063
Chase Home Lending Mortgage Trust 03/14/25 1,338,410 100.00 1,338
1,338
Chase Home Lending Mortgage Trust 08/07/25 1,274,767 101.43 1,293
1,295
Churchill Middle Market CLO LLC 02/24/25 1,670,000 100.00 1,670
1,671

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
CIFC Funding, Ltd. 04/24/25 2,300,000 99.90 2,298
2,306
CLI Funding IX LLC 07/24/24 1,159,979 100.48 1,166
1,167
Columbia Pipelines Holding Co. LLC 05/12/25 633,000 102.34 648
660
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.53 240
256
Constellation Insurance, Inc. 09/16/24 195,000 100.96 197
196
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 05/12/25 430,000 96.85 416
421
Credit Agricole SA 03/06/24 1,115,000 93.98 1,048
1,097
Credit Agricole SA 10/30/24 750,000 92.15 691
708
Daimler Truck Finance North America LLC 10/30/24 580,000 100.69 584
592
Danske Bank A/S 10/30/24 1,160,000 101.85 1,181
1,207
DBGS Mortgage Trust 04/03/19 985,000 100.94 994
801
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 918,000 97.36 894
923
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 177,989 100.36 179
162
DK Trust 03/01/24 751,000 100.00 751
752
Dresdner Funding Trust I 04/29/24 331,000 105.60 350
367
DT Midstream, Inc. 06/12/25 859,000 96.26 827
838
Eagle Funding Luxco SARL 07/28/25 2,700,000 99.75 2,693
2,741
Eagle RE, Ltd. 04/13/23 895,164 101.70 910
905
Eagle RE, Ltd. 01/11/24 1,650,000 103.42 1,706
1,718
Ellington Financial Mortgage Trust 12/10/24 1,374,987 99.99 1,375
1,386
Elmwood CLO V, Ltd. 04/24/25 3,700,000 99.85 3,695
3,719
ELP Commercial Mortgage Trust 11/01/21 2,528,928 98.54 2,492
2,524
EMD Finance LLC 08/12/25 550,000 99.47 547
550
EMD Finance LLC 08/12/25 330,000 99.51 328
329
Enel Finance International NV 10/03/24 820,000 127.90 1,049
1,011
Entegris , Inc. 07/02/24 1,225,000 97.20 1,190
1,215
Ferguson Finance PLC 05/06/24 1,089,000 98.29 1,070
1,088
FIGRE Trust 03/19/24 1,649,540 100.03 1,650
1,686
FIGRE Trust 07/19/24 1,688,870 101.25 1,710
1,732
FIGRE Trust 09/09/24 965,735 100.00 966
969
FIGRE Trust 10/31/24 2,109,132 99.99 2,109
2,141
FIGRE Trust 12/11/24 1,330,570 99.99 1,330
1,347
FIGRE Trust 02/20/25 373,612 103.46 386
389
FIGRE Trust 03/20/25 1,832,762 100.12 1,835
1,858
FIGRE Trust 08/21/25 972,879 100.00 973
977
FirstEnergy Transmission LLC 08/13/25 671,000 96.10 645
645
Flatiron CLO, Ltd. 11/01/24 3,000,000 100.00 3,000
3,014
Flatiron CLO, Ltd. 03/24/25 1,100,000 100.00 1,100
1,099
Foundry JV Holdco LLC 02/04/25 1,235,000 99.93 1,234
1,313
Fresenius Medical Care US Finance III, Inc. 02/06/23 1,184,000 95.59 1,132
1,147
Gartner, Inc. 12/07/23 842,000 96.56 813
835
Gartner, Inc. 05/13/25 458,000 92.70 425
433
GFL Environmental, Inc. 04/07/25 622,000 94.81 590
607
GFL Environmental, Inc. 05/01/25 177,000 103.89 184
185
Gildan Activewear , Inc. 09/23/25 203,000 100.00 203
203
Gildan Activewear , Inc. 09/23/25 203,000 99.89 203
203
Glencore Funding LLC 10/30/24 320,000 101.04 323
323
Glencore Funding LLC 10/30/24 650,000 101.25 658
676
GS Mortgage Securities Trust 08/04/23 1,899,000 96.27 1,828
1,895
HGI CRE CLO, Ltd. 09/17/21 51,628 100.00 52
52
HMH Trust 06/09/17 1,170,000 99.96 1,170
—
Home RE, Ltd. 05/09/25 1,430,000 113.27 1,620
1,634
Hudson Yards Mortgage Trust 01/07/25 971,000 100.00 971
1,003
Hyundai Capital America 10/30/24 360,000 93.21 336
341
Hyundai Capital America 10/30/24 520,000 95.10 495
500
ICICI Bank, Ltd. 10/03/24 599,000 98.74 591
591
Imperial Brands Finance PLC 10/30/24 650,000 98.78 642
645
Imperial Brands Finance PLC 06/24/25 740,000 99.52 736
767
Indianapolis Power & Light Co. 10/30/24 500,000 101.38 507
504
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 96.14 858
877
InRetail Consumer 02/06/24 1,159,000 93.78 1,087
1,125
International Flavors & Fragrances, Inc. 10/30/24 685,000 87.27 598
613
International Flavors & Fragrances, Inc. 11/12/24 1,442,000 94.49 1,370
1,372
ITC Holdings Corp. 05/13/25 519,000 100.32 521
525
JDE Peet's NV 09/12/23 1,105,000 94.62 1,045
1,063
JPMorgan Mortgage Trust 06/05/20 61,003 102.70 63
55
JPMorgan Mortgage Trust 03/30/21 109,757 101.88 112
98

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 04/26/21 2,689,608 102.01 2,744
2,496
JPMorgan Mortgage Trust 06/24/21 2,310,547 102.28 2,363
2,146
JPMorgan Mortgage Trust 01/26/22 2,320,174 99.17 2,301
2,053
JPMorgan Mortgage Trust 02/24/22 1,051,790 97.71 1,028
931
JPMorgan Mortgage Trust 03/23/22 2,383,558 96.39 2,297
2,110
JPMorgan Mortgage Trust 04/27/22 1,102,531 95.94 1,058
1,008
JPMorgan Mortgage Trust 04/20/23 619,892 89.05 552
558
JPMorgan Mortgage Trust 05/29/24 1,203,376 100.20 1,206
1,203
JPMorgan Mortgage Trust 12/18/24 470,443 100.37 472
470
JPMorgan Mortgage Trust 01/29/25 703,155 99.99 703
708
JPMorgan Mortgage Trust 02/26/25 2,200,000 100.00 2,200
2,202
JPMorgan Mortgage Trust 02/26/25 2,635,646 100.00 2,636
2,634
JPMorgan Mortgage Trust 03/18/25 2,209,404 99.99 2,209
2,226
JPMorgan Mortgage Trust 07/30/25 2,388,111 100.00 2,388
2,390
JPMorgan Mortgage Trust 09/26/25 1,000,000 100.00 1,000
1,000
LPL Holdings, Inc. 08/08/24 1,129,000 95.49 1,078
1,104
LSEGA Financing PLC 09/16/24 747,000 94.93 709
709
Macquarie Airfinance Holdings, Ltd. 10/30/24 130,000 102.43 133
137
Macquarie Airfinance Holdings, Ltd. 10/30/24 180,000 103.30 186
193
Macquarie Airfinance Holdings, Ltd. 10/30/24 445,000 98.30 437
451
Macquarie Group, Ltd. 10/30/24 2,865,000 95.82 2,745
2,792
Magnetite CLO, Ltd. 01/28/25 1,410,000 100.00 1,410
1,410
Marks & Spencer PLC 09/16/24 139,000 109.76 153
154
Mars, Inc. 03/05/25 290,000 99.42 288
296
Mars, Inc. 03/05/25 460,000 99.46 457
466
Mars, Inc. 03/05/25 150,000 99.81 150
153
Mars, Inc. 03/05/25 590,000 99.83 589
603
Mattel, Inc. 02/11/25 1,331,000 95.77 1,275
1,288
Meritage Homes Corp. 04/07/25 1,039,000 96.12 999
1,012
MF1 LLC 05/13/22 3,426,761 99.21 3,400
3,430
MF1 LLC 03/17/25 2,620,000 100.28 2,627
2,631
MHC Commercial Mortgage Trust 04/06/21 617,212 99.31 613
617
Midwest Connector Capital Co. LLC 03/25/25 854,000 99.05 846
858
MISC Capital Two Labuan, Ltd. 09/12/23 1,101,000 97.24 1,071
1,090
Monongahela Power Co. 01/11/24 592,000 97.69 578
586
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.14 8
8
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.52 46
46
MSCI, Inc. 05/12/25 976,000 95.56 933
954
National Australia Bank, Ltd. 10/30/24 810,000 87.39 708
729
NBK SPC, Ltd. 12/12/24 667,000 96.04 641
649
News Corp. 02/11/25 627,000 94.84 595
606
NGPL PipeCo LLC 09/26/19 553,000 123.04 680
640
Nissan Motor Acceptance Co. LLC 03/07/25 679,000 101.35 688
689
Nissan Motor Co., Ltd. 04/02/25 258,000 97.77 252
253
Nissan Motor Co., Ltd. 06/11/25 38,000 92.68 35
36
NRG Energy, Inc. 03/06/24 1,241,000 93.87 1,165
1,190
NTT Finance Corp. 07/09/25 500,000 100.00 500
517
Nuveen LLC 10/30/24 295,000 98.01 289
294
Oaktown Re, Ltd. 09/28/21 276,824 101.34 281
278
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,605
OCP CLO, Ltd. 09/17/25 1,300,000 100.00 1,300
1,300
Octagon Investment Partners 32, Ltd. 04/28/25 1,400,000 99.88 1,398
1,407
Open Text Corp. 08/07/23 323,000 100.87 326
336
Peachtree Corners Funding Trust II 05/14/25 330,000 100.00 330
346
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 510,000 104.86 535
545
Petroleos Mexicanos 04/02/24 EUR 4,519,000 98.07 4,432
5,332
Petroleos Mexicanos 07/17/25 GBP 1,145,000 133.34 1,527
1,536
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 96.13 91
98
Prosus NV 07/12/24 1,160,000 98.75 1,145
1,168
Prosus NV 10/30/24 710,000 67.64 480
479
PRPM LLC 10/07/24 1,617,276 96.82 1,566
1,586
PRPM LLC 11/08/24 835,728 100.00 836
836
PRPM LLC 04/25/25 1,956,803 99.97 1,956
1,964
PRPM LLC 06/03/25 2,128,650 99.98 2,128
2,134
PRPM LLC 07/24/25 1,070,572 99.98 1,070
1,072
PRPM LLC 08/08/25 3,703,391 98.70 3,655
3,666
PRPM LLC 08/19/25 1,693,976 99.99 1,694
1,696
PRPM LLC 09/17/25 1,100,000 99.69 1,097
1,090

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Radnor RE, Ltd. 07/27/23 586,376 100.00 586
586
RCKT Mortgage Trust 09/13/23 490,423 99.96 490
495
RCKT Mortgage Trust 02/15/24 820,652 99.97 820
829
RCKT Mortgage Trust 03/19/24 1,124,629 99.98 1,124
1,137
RCKT Mortgage Trust 08/14/24 934,118 99.98 934
935
RCKT Mortgage Trust 12/12/24 730,042 100.65 735
735
RCKT Mortgage Trust 12/12/24 2,925,862 99.99 2,925
2,955
RCKT Mortgage Trust 01/17/25 856,409 101.58 870
870
RCKT Mortgage Trust 02/26/25 3,170,896 99.99 3,171
3,203
RCKT Mortgage Trust 04/24/25 2,644,313 100.44 2,656
2,684
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.81 998
1,003
Reliance Industries, Ltd. 02/06/24 633,000 97.17 615
625
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 247,000 90.77 224
223
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 127,000 90.92 116
115
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 88.12 105
102
RFR Trust 02/18/25 3,048,000 100.13 3,052
3,115
RFR Trust 02/18/25 2,385,000 99.99 2,385
2,422
Rockies Express Pipeline LLC 04/29/24 100,000 92.28 92
97
Rockies Express Pipeline LLC 04/29/24 190,000 96.31 183
196
Rockies Express Pipeline LLC 09/17/24 99,000 104.79 104
105
Rockies Express Pipeline LLC 12/03/24 100,000 96.88 97
99
Rogers Communications, Inc. 08/06/24 386,000 97.22 375
383
Romanian Government International Bond 02/23/21 EUR 1,651,000 102.29 1,689
1,236
Romanian Government International Bond 07/08/21 EUR 1,465,000 108.64 1,592
1,101
Romanian Government International Bond 02/24/22 EUR 424,000 99.84 423
384
Romanian Government International Bond 09/21/22 EUR 1,718,000 98.48 1,692
2,019
Romanian Government International Bond 09/12/23 EUR 321,000 88.57 284
331
Romanian Government International Bond 02/15/24 EUR 708,000 106.81 756
807
Romanian Government International Bond 04/19/24 EUR 901,000 94.41 851
921
Romanian Government International Bond 05/08/25 EUR 104,000 64.13 67
77
Saluda Grade Alternative Mortgage Trust 02/07/24 636,605 102.04 650
660
Saluda Grade Alternative Mortgage Trust 04/05/24 2,030,995 99.99 2,031
2,078
Saluda Grade Alternative Mortgage Trust 03/13/25 1,109,994 102.46 1,137
1,145
Saluda Grade Alternative Mortgage Trust 07/10/25 2,572,556 100.00 2,573
2,577
Sammons Financial Group, Inc. 10/30/24 605,000 98.66 597
604
Scentre Group Trust 2 10/30/24 710,000 98.43 699
714
Seagate Data Storage Technology Pte , Ltd. 06/30/25 191,000 95.56 182
185
Sealed Air Corp. 04/29/24 174,000 100.88 175
189
Sequoia Mortgage Trust 10/21/16 52,858 102.37 54
49
SK Hynix, Inc. 05/13/25 771,000 100.68 776
782
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.57 659
676
Smithfield Foods, Inc. 05/06/24 759,000 97.94 743
754
Smithfield Foods, Inc. 10/30/24 520,000 88.31 459
476
Societe Generale SA 02/11/25 1,149,000 96.41 1,108
1,125
Standard Chartered PLC 04/30/24 195,000 101.16 197
206
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
668
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.76 1,629
1,633
Tesco PLC 09/03/20 623,000 123.80 771
649
Texas Eastern Transmission, LP 07/06/22 854,000 97.82 835
840
Textainer Marine Containers VII, Ltd. 08/06/24 1,615,650 100.00 1,616
1,613
Topaz Solar Farms LLC 04/29/24 184,545 99.09 183
187
Towd Point Mortgage Trust 07/21/23 1,225,351 99.84 1,223
1,234
Towd Point Mortgage Trust 10/19/23 856,357 99.99 856
870
UBS Group AG 10/30/24 750,000 121.22 909
940
UBS Group AG 10/30/24 600,000 86.10 517
534
UniCredit SpA 04/07/25 1,414,000 90.85 1,285
1,302
Unum Group 10/30/24 550,000 80.22 441
451
UPM- Kymmene Oyj 11/21/22 699,000 102.83 719
740
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 2,902,000 112.78 3,273
3,470
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 1,628,000 127.07 2,069
2,242
Var Energi ASA 02/06/23 788,000 102.53 808
836
Var Energi ASA 08/03/23 268,000 105.55 283
312
VDCM Commercial Mortgage Trust 06/24/25 1,460,000 100.00 1,460
1,475
VDCM Commercial Mortgage Trust 06/24/25 2,824,000 100.00 2,824
2,857
Videotron, Ltd. 05/12/25 478,000 94.60 452
463
Vistra Operations Co. LLC 08/07/23 1,180,000 96.96 1,144
1,170
Vistra Operations Co. LLC 10/30/24 1,170,000 96.62 1,130
1,161
Voya CLO, Ltd. 04/03/25 1,000,000 99.95 999
1,004

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Wells Fargo Mortgage Backed Securities Trust 04/23/21 742,071 102.14 758
650
WinWater Mortgage Loan Trust 03/29/17 78,054 101.90 80
75
XPO, Inc. 12/19/23 1,029,000 100.68 1,036 1,050
306,477
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 224 AUD 25,391 12/25
(20)
Euro-Bund Futures 23 EUR 2,957 12/25
(8)
Long Gilt Futures 109 GBP 9,901 12/25
55
United States 2 Year Treasury Note Futures 678 USD 141,294 12/25
(34)
United States 5 Year Treasury Note Futures 629 USD 68,684 12/25
(22)
United States 10 Year Treasury Note Futures 508 USD 57,150 12/25
158
United States 10 Year Ultra Treasury Note Futures 1,067 USD 122,788 12/25
1,287
United States Treasury Long Bond Futures 377 USD 43,956 12/25
792
United States Treasury Ultra Bond Futures 350 USD 42,021 12/25 1,026
Short Positions
Euro- Bobl Futures 53 EUR 6,244 12/25
4
Euro-Bund Futures 107 EUR 13,757 12/25
(72)
Euro- Buxl 30 Year Bond Futures 8 EUR 916 12/25
(26)
Euro-Oat Futures 67 EUR 8,130 12/25
(88)
Euro-Schatz Futures 35 EUR 3,744 12/25
—
Japanese 10 Year Government Bond Futures 55 JPY 7,468,450 12/25
396
Japanese 10 Year Mini Government Bond Futures 4 JPY 54,304 12/25
1
Long Gilt Futures 6 GBP 545 12/25
(3)
United States 2 Year Treasury Note Futures 184 USD 38,345 12/25
7
United States 10 Year Ultra Treasury Note Futures 249 USD 28,654 12/25
(237)
United States Treasury Ultra Bond Futures 122 USD 14,647 12/25 (254)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,962
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 2,196 NOK 22,097 10/14/25 18
BNP Paribas CHF 5,264 USD 6,576 10/14/25 (46)
Citigroup USD 30 AUD 45 10/16/25 —
Citigroup USD 4,385 CAD 6,036 10/14/25 (45)
Citigroup USD 118 CAD 165 10/16/25 —
Citigroup USD 186 CLP 177,917 10/16/25 (1)
Citigroup USD 187 CLP 178,392 10/16/25 (1)
Citigroup USD 211 CLP 200,455 10/16/25 (3)
Citigroup USD 352 CLP 334,901 10/16/25 (4)
Citigroup USD 564 CLP 536,739 10/16/25 (5)
Citigroup USD 147 CNY 1,045 10/16/25 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 170 CNY 1,209 10/16/25 —
Citigroup USD 417 CNY 2,966 10/16/25 —
Citigroup USD 735 CNY 5,225 10/16/25 —
Citigroup USD 103 EUR 88 10/16/25 1
Citigroup USD 349 EUR 300 10/16/25 4
Citigroup USD 1,484 EUR 1,270 10/16/25 9
Citigroup USD 1,495 EUR 1,270 10/16/25 (3)
Citigroup USD 9,317 EUR 7,900 10/16/25 (34)
Citigroup USD 2,916 GBP 2,150 10/16/25 (24)
Citigroup USD 1,272 HKD 9,913 10/16/25 2
Citigroup USD 1,797 HKD 14,000 10/16/25 3
Citigroup USD 888 HKD 6,916 10/21/25 2
Citigroup USD 553 INR 48,561 10/16/25 (7)
Citigroup USD 631 INR 55,425 10/16/25 (7)
Citigroup USD 788 INR 69,288 10/16/25 (9)
Citigroup USD 988 INR 86,787 10/16/25 (12)
Citigroup USD 290 JPY 42,010 10/16/25 (6)
Citigroup USD 358 JPY 51,051 10/16/25 (13)
Citigroup USD 1,490 JPY 219,782 10/16/25 (2)
Citigroup USD 740 KRW 1,017,648 10/16/25 (15)
Citigroup USD 776 KRW 1,043,426 10/16/25 (32)
Citigroup USD 1,470 KRW 1,987,734 10/16/25 (54)
Citigroup USD 66 MXN 1,255 10/16/25 2
Citigroup USD 683 MXN 13,059 10/16/25 29
Citigroup USD 24 ZAR 433 10/16/25 1
Citigroup USD 52 ZAR 917 10/16/25 1
Citigroup USD 1,032 ZAR 18,225 10/16/25 23
Citigroup AUD 3,033 USD 1,972 10/16/25 (35)
Citigroup CAD 165 USD 118 10/16/25 —
Citigroup CNY 4,055 USD 568 10/16/25 (2)
Citigroup CNY 6,431 USD 902 10/16/25 (3)
Citigroup COP 294,043 USD 71 10/16/25 (4)
Citigroup COP 548,994 USD 141 10/16/25 1
Citigroup COP 741,545 USD 190 10/16/25 1
Citigroup COP 746,816 USD 191 10/16/25 1
Citigroup COP 2,152,025 USD 559 10/16/25 11
Citigroup COP 2,160,763 USD 559 10/16/25 9
Citigroup COP 6,347,684 USD 1,562 10/16/25 (54)
Citigroup COP 15,751,543 USD 3,802 10/16/25 (208)
Citigroup EUR 22 NOK 261 10/16/25 —
Citigroup EUR 547 NOK 6,490 10/16/25 8
Citigroup EUR 695 NOK 8,276 10/16/25 12
Citigroup EUR 1,266 NOK 15,022 10/16/25 18
Citigroup EUR 57 USD 66 10/16/25 (1)
Citigroup EUR 80 USD 95 10/16/25 1
Citigroup EUR 111 USD 130 10/16/25 (1)
Citigroup EUR 120 USD 141 10/16/25 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 200 USD 235 10/16/25 —
Citigroup EUR 211 USD 250 10/16/25 2
Citigroup EUR 244 USD 287 10/16/25 —
Citigroup EUR 450 USD 527 10/16/25 (2)
Citigroup EUR 500 USD 587 10/16/25 —
Citigroup EUR 500 USD 586 10/16/25 (1)
Citigroup EUR 1,227 USD 1,460 10/16/25 19
Citigroup EUR 21,580 USD 25,674 10/16/25 315
Citigroup GBP 865 EUR 999 10/16/25 11
Citigroup GBP 1,120 EUR 1,279 10/16/25 (3)
Citigroup GBP 1,341 EUR 1,551 10/16/25 19
Citigroup GBP 1,349 USD 1,807 10/14/25 (7)
Citigroup GBP 1 USD 1 10/16/25 —
Citigroup GBP 102 USD 137 10/16/25 (1)
Citigroup GBP 1,300 USD 1,750 10/16/25 2
Citigroup GBP 2,100 USD 2,888 10/16/25 64
Citigroup HKD 14,322 USD 1,841 10/06/25 1
Citigroup HKD 23,913 USD 3,070 10/16/25 (4)
Citigroup HKD 6,916 USD 890 10/21/25 1
Citigroup INR 67,163 USD 755 10/16/25 —
Citigroup INR 193,325 USD 2,175 10/16/25 —
Citigroup JPY 20,930 USD 142 10/16/25 —
Citigroup JPY 50,000 USD 341 10/16/25 2
Citigroup JPY 52,049 USD 356 10/16/25 4
Citigroup JPY 5,327,221 USD 37,335 10/16/25 1,258
Citigroup MXN 14,313 USD 746 10/16/25 (34)
Citigroup NZD 5,742 USD 3,456 10/16/25 126
Citigroup ZAR 2,203 USD 122 10/16/25 (6)
Citigroup ZAR 2,881 USD 161 10/16/25 (6)
Citigroup ZAR 63,361 USD 3,535 10/16/25 (131)
HSBC USD 6,577 EUR 5,619 10/14/25 24
HSBC SEK 20,744 USD 2,204 10/14/25 (1)
State Street USD 45 CAD 63 10/14/25 —
State Street USD 6 CHF 5 10/14/25 —
State Street USD 378 EUR 322 10/14/25 —
State Street EUR 2,955 USD 3,461 10/14/25 (11)
State Street GBP 18 USD 24 10/14/25 —
State Street GBP 2,353 USD 3,179 10/14/25 16
State Street JPY 966 USD 7 10/14/25 —
State Street JPY 53,656 USD 364 10/14/25 —
State Street NOK 125 USD 13 10/14/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,183

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 18,912 3.743%
(4)
SOFR
(4)
05/22/27
— 45 45
Citigroup USD 19,028 3.768%
(4)
SOFR
(4)
05/22/27
— 54 54
Citigroup USD 19,000 3.742%
(4)
SOFR
(4)
05/27/27
— 47 47
Citigroup USD 5,600 3.390%
(4)
SOFR
(4)
09/17/27
— (2) (2)
Citigroup USD 5,600 3.386%
(4)
SOFR
(4)
09/17/27
— (3) (3)
Citigroup USD 5,601 3.389%
(4)
SOFR
(4)
09/17/27
— (2) (2)
Citigroup USD 6,199 3.382%
(4)
SOFR
(4)
09/17/27
— (3) (3)
Citigroup GBP 29,000 3.735%
(4)
Sterling Overnight
Index Average Rate
(4)
09/18/27
— (26) (26)
Citigroup NZD 6,801
3 Month
NZD-BBR-Telerate
(3)
3.568%
(2)
07/07/30
— (89) (89)
Citigroup BRL 17,000 13.010%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31 — (71) (71)
Total Open Interest Rate Swap Contracts (å) — (50) (50)
Credit Default Swap Contracts
Amounts in thousands
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Mexico Government
International Bond
Barclays 0.828% USD 1,047 (1.000%)
(2)
06/20/30
19 (27) (8)
Mexico Government
International Bond
Morgan Stanley 0.828% USD 1,886 (1.000%)
(2)
06/20/30
34 (49) (15)
Total Open Sovereign Issues - Purchase Protection Contracts 53 (76) (23)
Total Open Credit Default Swap Contracts (å) 53 (76) (23)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 32,159 $ —
$ —
$ 32,159
Corporate Bonds and Notes — 224,647 —
—
224,647
International Debt — 132,251 —
—
132,251
Mortgage-Backed Securities — 238,830 —
—
238,830
Non-US Bonds — 51,693 —
—
51,693
United States Government Agencies — 2,947 —
—
2,947
United States Government Treasuries — 53,175 —
—
53,175
Short-Term Investments — 88,316 — 56,769 145,085

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments
— 824,018 — 56,769 880,787
Other Financial Instruments
Assets
Futures Contracts 3,726 — — — 3,726
Foreign Currency Exchange Contracts — 2,021 — — 2,021
Interest Rate Swap Contracts — 146 — — 146
Liabilities
Futures Contracts (764) — — — (764)
Foreign Currency Exchange Contracts — (838) — — (838)
Interest Rate Swap Contracts — (196) — — (196)
Credit Default Swap Contracts — (23) — — (23)
Total Other Financial Instruments
*
$ 2,962 $ 1,110 $ — $ — $ 4,072
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
7,852
Bermuda .............................................................................................
5,419
Canada ................................................................................................
12,743
Cayman Islands ..................................................................................
23,658
Chile ...................................................................................................
1,998
China ..................................................................................................
3,260
Colombia ............................................................................................
8,985
Denmark .............................................................................................
1,207
Finland ...............................................................................................
1,894
France .................................................................................................
5,384
Germany .............................................................................................
5,807
Hong Kong .........................................................................................
1,788
Iceland ................................................................................................
1,488
India ...................................................................................................
1,217
Ireland ................................................................................................
2,838
Italy ....................................................................................................
4,188
Japan ..................................................................................................
36,523

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Amounts in thousands
Country Exposure
Fair Value
$
Jersey ..................................................................................................
16,259
Kuwait ................................................................................................
6,409
Luxembourg .......................................................................................
3,470
Malaysia .............................................................................................
1,090
Mexico ...............................................................................................
18,234
Netherlands ........................................................................................
1,876
New Zealand ......................................................................................
3,426
Nigeria ................................................................................................
392
Norway ...............................................................................................
1,148
Peru ....................................................................................................
1,125
Romania .............................................................................................
6,875
Saudi Arabia .......................................................................................
242
South Africa .......................................................................................
2,836
South Korea .......................................................................................
1,944
Spain ..................................................................................................
1,096
Switzerland ........................................................................................
1,474
Thailand .............................................................................................
968
United Kingdom .................................................................................
14,533
United States ......................................................................................
671,141
Total Investments ............................................................................... 880,787
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 153,080 $ 323,250 $ 419,537 $ (16) $ (8) $ 56,769 $ 3,081 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.2%
Australia - 6.4%
Charter Hall Group(ö) 279,664 4,224
Dexus(ö) 733,482 3,490
Gemlife Communities Group(Æ) 246,622 747
Goodman Group(ö) 1,244,984 27,107
GPT Group (The)(ö) 150,849 537
HomeCo Daily Needs Real Estate
Investment Trust(ö)(Þ) 920,147 826
Ingenia Communities Group(ö) 908,471 3,274
Mirvac Group(ö) 4,894,196 7,356
NEXTDC, Ltd.(Æ) 185,775 2,089
Scentre Group(ö) 2,596,234 7,025
Stockland(ö) 1,762,893 7,161
63,836
Belgium - 1.1%
Aedifica SA(ö) 66,733 4,954
Shurgard Self Storage, Ltd.(ö) 25,008 948
VGP NV 11,875 1,333
Warehouses De Pauw CVA(ö) 158,835 3,987
11,222
Canada - 1.3%
Chartwell Retirement Residences 289,345 4,196
Choice Properties Real Estate
Investment Trust(ö) 374,828 3,959
First Capital Real Estate Investment
Trust(ö) 346,790 4,926
13,081
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 199,400 984
France - 2.5%
ARGAN SA(ö) 13,054 978
Covivio SA(ö) 46,472 3,134
Klepierre SA(ö) 224,405 8,741
Mercialys SA(ö) 140,879 1,815
Unibail-Rodamco-Westfield(ö) 97,013 10,230
24,898
Germany - 2.3%
LEG Immobilien SE 27,012 2,147
Sirius Real Estate, Ltd.(ö) 1,589,307 2,093
TAG Immobilien AG 328,351 5,677
Vonovia SE 424,917 13,262
23,179
Hong Kong - 2.9%
Henderson Land Development Co., Ltd. 569,000 2,009
Hongkong Land Holdings, Ltd. 524,200 3,317
Link REIT(ö) 1,757,243 9,039
Sun Hung Kai Properties, Ltd. 749,552 8,990
SUNeVision Holdings, Ltd. 866,000 765
Swire Properties, Ltd. 378,200 1,076
Wharf Real Estate Investment Co., Ltd. 1,203,000 3,557
28,753
Japan - 9.4%
Activia Properties, Inc.(ö) 2,550 2,322
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa Securities Living Investments
Corp.(ö) 3,837 2,787
GLP J-REIT(ö) 884 816
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,452 1,333
Invincible Investment Corp.(ö) 2,891 1,319
Japan Hotel REIT Investment Corp.(ö) 2,667 1,608
Japan Metropolitan Fund Investment
Corp.(ö) 7,981 6,137
Japan Real Estate Investment Corp.(ö) 4,366 3,676
KDX Realty Investment Corp. Class
A(ö) 5,990 6,822
Keihanshin Building Co., Ltd. 253,100 2,802
Mitsubishi Estate Co., Ltd. 597,092 13,750
Mitsui Fudosan Co., Ltd. 1,240,033 13,546
Mitsui Fudosan Logistics Park, Inc.(ö) 7,850 5,645
Mori Trust Sogo REIT, Inc.(ö) 6,200 3,177
Nippon Accommodations Fund, Inc.(ö) 1,882 1,680
Nippon Building Fund, Inc.(ö) 1,097 1,035
Nippon Prologis REIT, Inc.(ö) 11,403 6,663
Nomura Real Estate Master Fund, Inc.
(ö) 5,009 5,433
Sumitomo Realty & Development Co.,
Ltd. 292,200 12,891
93,442
Netherlands - 0.2%
CTP NV(Þ) 94,023 2,093
Singapore - 2.6%
CapitaLand Ascendas REIT(ö) 1,672,000 3,625
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 4,001,849 7,105
Capitaland Investment, Ltd. 969,700 2,025
City Developments, Ltd. 66,100 355
Digital Core REIT Management Pte,
Ltd.(ö) 3,065,300 1,457
Frasers Centrepoint Trust(ö) 1,194,100 2,147
Frasers Logistics & Commercial
Trust(ö)(Þ) 288,500 213
Keppel REIT(ö) 1,090,200 854
Lendlease Global Commercial
REIT(Æ)(ö) 1,584,100 768
Mapletree Logistics Trust(ö) 4,048,300 3,928
Parkway Life Real Estate Investment
Trust(ö) 518,955 1,659
Suntec Real Estate Investment Trust(Æ)
(ö) 1,614,900 1,604
25,740
Spain - 0.5%
Cellnex Telecom SA(Þ) 34,905 1,210
Merlin Properties Socimi SA(ö) 246,144 3,732
4,942
Sweden - 1.5%
Castellum AB 235,287 2,663
Catena AB 44,901 2,048
Fastighets AB Balder Class B(Æ) 923,106 6,632
Nyfosa AB 155,084 1,355

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wihlborgs Fastigheter AB 192,130 1,880
14,578
Switzerland - 1.1%
PSP Swiss Property AG 3,911 672
Swiss Prime Site AG Class A 68,775 9,626
10,298
United Kingdom - 3.8%
Big Yellow Group PLC(ö) 213,808 2,795
British Land Co. PLC (The)(ö) 846,174 3,977
Derwent London PLC(ö) 57,718 1,360
Grainger PLC(ö) 925,839 2,418
Land Securities Group PLC(ö) 456,545 3,584
Life Science REIT PLC(ö) 976,648 481
LondonMetric Property PLC(ö) 3,657,351 8,953
PRS REIT PLC (The)(ö) 625,069 943
Safestore Holdings PLC(ö) 161,868 1,440
Segro PLC(ö) 641,057 5,672
Shaftesbury Capital PLC(ö) 952,644 1,823
UNITE Group PLC (The)(ö) 433,364 4,194
37,640
United States - 59.5%
Agree Realty Corp.(ö) 232,585 16,523
American Healthcare REIT, Inc.(ö) 136,000 5,713
American Homes 4 Rent Class A(ö) 245,940 8,178
Brixmor Property Group, Inc.(ö) 339,314 9,392
BXP, Inc.(ö) 91,928 6,834
Caesars Entertainment, Inc.(Æ) 141,601 3,827
CareTrust REIT, Inc.(ö) 118,157 4,098
Crown Castle, Inc.(ö) 120,680 11,644
CubeSmart(ö) 119,543 4,861
Digital Realty Trust, Inc.(ö) 219,390 37,928
EastGroup Properties, Inc.(ö) 76,442 12,939
EPR Properties(ö) 8,293 481
Equinix, Inc.(ö) 39,784 31,160
Equity Residential(ö) 205,046 13,273
Essential Properties Realty Trust, Inc.
(ö) 229,287 6,824
Essex Property Trust, Inc.(ö) 74,776 20,015
Extra Space Storage, Inc.(ö) 178,689 25,184
First Industrial Realty Trust, Inc.(ö) 115,668 5,953
Healthcare Realty Trust, Inc.(ö) 617,665 11,137
Highwoods Properties, Inc.(ö) 76,323 2,429
Host Hotels & Resorts, Inc.(ö) 1,094,413 18,627
Hudson Pacific Properties, Inc.(Æ)(ö) 1,357,666 3,747
Invitation Homes, Inc.(ö) 487,056 14,285
Iron Mountain, Inc.(ö) 181,940 18,547
Kilroy Realty Corp.(ö) 280,493 11,851
Kimco Realty Corp.(ö) 558,609 12,206
Kite Realty Group Trust(ö) 170,963 3,812
Lineage, Inc.(ö) 44,033 1,701
Mid-America Apartment Communities,
Inc.(ö) 85,400 11,933
Omega Healthcare Investors, Inc.(ö) 289,400 12,218
OUTFRONT Media, Inc.(ö) 74,477 1,364
PACS Group, Inc.(Æ) 39,186 538
Prologis, Inc.(ö) 393,249 45,035
Public Storage(ö) 25,040 7,233
Realty Income Corp.(ö) 251,469 15,287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regency Centers Corp.(ö) 109,494 7,982
SBA Communications Corp.(ö) 9,570 1,850
Simon Property Group, Inc.(ö) 170,047 31,913
Smartstop Self Storage REIT, Inc.(ö) 130,155 4,899
Sun Communities, Inc.(ö) 129,690 16,730
UDR, Inc.(ö) 179,570 6,691
Ventas, Inc.(ö) 160,980 11,267
VICI Properties, Inc.(ö) 612,463 19,972
Welltower, Inc.(ö) 394,090 70,203
Weyerhaeuser Co.(ö) 130,411 3,233
591,517
Total Common Stocks
(cost $740,667) 946,203
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 39,142,473 (∞) 39,135
Total Short-Term Investments
(cost $39,132) 39,135
Total Investments - 99.1%
(identified cost $779,799) 985,338
Other Assets and Liabilities,
Net - 0.9%
9,029
Net Assets - 100.0%
994,367

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.4%
Cellnex Telecom SA 11/06/23 EUR 34,905 35.03 1,223
1,210
CTP NV 04/06/21 EUR 94,023 16.70 1,570
2,093
Frasers Logistics & Commercial Trust 03/21/25 SGD 288,500 0.63 183
213
HomeCo Daily Needs Real Estate Investment Trust 09/04/25 AUD 920,147 0.91 838 826
4,342
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,179 USD 43,682 12/25 (251)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (251)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 63,836 $ —
$ —
$ 63,836
Belgium — 11,222 —
—
11,222
Canada 13,081 — —
—
13,081
China — 984 —
—
984
France — 24,898 —
—
24,898
Germany — 23,179 —
—
23,179
Hong Kong — 28,753 —
—
28,753
Japan — 93,442 —
—
93,442
Netherlands — 2,093 —
—
2,093
Singapore — 25,740 —
—
25,740
Spain — 4,942 —
—
4,942
Sweden — 14,578 —
—
14,578
Switzerland — 10,298 —
—
10,298
United Kingdom — 37,640 —
—
37,640
United States 591,517 — —
—
591,517
Short-Term Investments — — — 39,135 39,135
Total Investments 604,598 341,605 — 39,135 985,338
Other Financial Instruments
Liabilities
Futures Contracts (251) — — — (251)
Total Other Financial Instruments
*
$ (251) $ — $ — $ — $ (251)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 61
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
200,661
Healthcare ..........................................................................................
121,029
Industrial ............................................................................................
123,376
Lodging/Resorts .................................................................................
45,353
Office ..................................................................................................
58,389
Residential ..........................................................................................
128,311
Retail ..................................................................................................
146,369
Self Storage ........................................................................................
47,360
Technology .........................................................................................
75,355
Short-Term Investments .......................................................
39,135
Total Investments ............................................................................... 985,338
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 46,970 $ 199,712 $ 207,542 $ (9) $ 4 $ 39,135 $ 1,384 $ —

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2025 (Unaudited)
62 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i )
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2025
(Unaudited)
Notes to Schedules of Investments 63
Foreign Currency Abbreviations:
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2025 (Unaudited)
64 Notes to Quarterly Report
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.
markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
Notes to Quarterly Report 65
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
66 Notes to Quarterly Report
proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended September 30, 2025, the Strategic Bond Fund had transfers out of Level 3 into Level 2, representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $4,340,954.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization
(“EBITDA”) multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
Notes to Quarterly Report 67
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator and transfer agent, charges a 0.05%
administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the
Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495